                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-3290

Name of Fund:  FAM Variable Series Funds, Inc.
               Mercury American Balanced V. I. Fund
               Mercury Basic Value V.I. Fund
               Mercury Core Bond V.I. Fund
               Mercury Domestic Money Market V.I. Fund
               Mercury Fundamental Growth V.I. Fund
               Mercury Global Allocation V.I. Fund
               Mercury Global Growth V.I. Fund
               Mercury Government Bond V.I. Fund
               Mercury High Current Income V.I. Fund
               Mercury Index 500 V.I. Fund
               Mercury International Value V.I. Fund
               Mercury Large Cap Core V.I. Fund
               Mercury Large Cap Growth V.I. Fund
               Mercury Large Cap Value V.I. Fund
               Mercury Utilities and Telecommunications V.I. Fund
               Mercury Value Opportunities V.I. Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
     Officer, FAM Variable Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 3.5%                           29,000  Honeywell International, Inc.                            $    1,079,090
                                                      3,000  Northrop Grumman Corp.                                          161,940
                                                     20,000  Raytheon Co.                                                    774,000
                                                      7,500  United Technologies Corp.                                       762,450
                                                                                                                      --------------
                                                                                                                           2,777,480
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 1.2%                                     20,000  Anheuser-Busch Cos., Inc.                                       947,800
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 1.2%                             27,500  Masco Corp.                                                     953,424
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 2.8%                               15,000  Janus Capital Group, Inc.                                       209,250
                                                     34,000  Mellon Financial Corp.                                          970,360
                                                     17,500  Morgan Stanley                                                1,001,875
                                                                                                                      --------------
                                                                                                                           2,181,485
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.3%                                     20,000  E.I. du Pont de Nemours & Co.                                 1,024,800
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 2.3%                              12,500  PNC Financial Services Group, Inc.                              643,500
                                                     20,000  Wells Fargo & Co.                                             1,196,000
                                                                                                                      --------------
                                                                                                                           1,839,500
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.4%                      22,500  Cisco Systems, Inc. (e)                                         402,525
                                                     49,000  CommScope, Inc. (e)                                             733,040
                                                                                                                      --------------
                                                                                                                           1,135,565
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 2.3%                       27,500  Hewlett-Packard Co.                                             603,350
                                                     13,500  International Business Machines Corp.                         1,233,630
                                                                                                                      --------------
                                                                                                                           1,836,980
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.4%                26,500  Citigroup, Inc.                                               1,190,910
                                                     20,000  JPMorgan Chase & Co.                                            692,000
                                                                                                                      --------------
                                                                                                                           1,882,910
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION &
SERVICES - 1.1 %                                     25,000  Verizon Communications, Inc.                                    887,500
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%             7,500  Agilent Technologies, Inc. (e)                                  166,500
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 1.7%                   15,000  GlobalSantaFe Corp.                                             555,600
                                                      4,500  Schlumberger Ltd.                                               317,160
                                                      8,500  Weatherford International Ltd. (e)                              492,490
                                                                                                                      --------------
                                                                                                                           1,365,250
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 4.0%                                 15,000  Cadbury Schweppes Plc                                           610,500
                                                     11,500  General Mills, Inc.                                             565,225
                                                      4,000  Nestle SA Registered Shares                                   1,098,246
                                                     17,500  Sara Lee Corp.                                                  387,800
                                                      7,500  Unilever NV (a)                                                 513,150
                                                                                                                      --------------
                                                                                                                           3,174,921
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%              30,000  Baxter International, Inc.                                    1,019,400
                                                     15,000  Boston Scientific Corp. (e)                                     439,350
                                                                                                                      --------------
                                                                                                                           1,458,750
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 1.9%              11,500  AmerisourceBergen Corp.                                         658,835
                                                     15,000  HCA, Inc.                                                       803,550
                                                                                                                      --------------
                                                                                                                           1,462,385
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.2%                 30,000  McDonald's Corp.                                                934,200
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.6%                            18,500  Kimberly-Clark Corp.                                          1,216,005
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES - 1.0%                                   27,500  Accenture Ltd. Class A (e)                                      664,125
                                                      3,000  Computer Sciences Corp. (e)                                     137,550
                                                                                                                      --------------
                                                                                                                             801,675
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 3.1%                      34,000  General Electric Co.                                          1,226,040
                                                     35,000  Tyco International Ltd.                                       1,183,000
                                                                                                                      --------------
                                                                                                                           2,409,040
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.1%                                     26,500  ACE Ltd.                                                      1,093,655
                                                     15,000  American International Group, Inc.                              831,150
                                                     22,500  Prudential Financial, Inc.                                    1,291,500
                                                                                                                      --------------
                                                                                                                           3,216,305
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY - 1.3%                                     26,500  Dover Corp.                                                   1,001,435
------------------------------------------------------------------------------------------------------------------------------------
MEDIA - 3.3%                                          2,500  Clear Channel Communications, Inc.                               86,175
                                                     14,000  Comcast Corp. Special Class A (e)                               467,600
                                                     30,000  Interpublic Group of Cos., Inc. (e)                             368,400
                                                     27,500  News Corp. Class A                                              465,300
                                                     22,500  Viacom, Inc. Class B                                            783,675
                                                     15,000  Walt Disney Co.                                                 430,950
                                                                                                                      --------------
                                                                                                                           2,602,100
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.7%                               19,500  Alcoa, Inc.                                              $      592,605
                                                     15,000  United States Steel Corp.                                       762,750
                                                                                                                      --------------
                                                                                                                           1,355,355
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS - 6.4%                                     25,000  Devon Energy Corp.                                            1,193,750
                                                     15,000  EnCana Corp.                                                  1,056,300
                                                     15,000  Exxon Mobil Corp.                                               894,000
                                                     12,500  Murphy Oil Corp.                                              1,234,125
                                                      5,500  Total SA (a)                                                    644,765
                                                                                                                      --------------
                                                                                                                           5,022,940
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 2.5%                       26,500  International Paper Co.                                         974,935
                                                     15,000  Weyerhaeuser Co.                                              1,027,500
                                                                                                                      --------------
                                                                                                                           2,002,435
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.3%                              5,000  Avon Products, Inc.                                             214,700
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.0%                               17,500  GlaxoSmithKline Plc (a)                                         803,600
                                                     29,000  Schering-Plough Corp.                                           526,350
                                                     25,000  Wyeth                                                         1,054,500
                                                                                                                      --------------
                                                                                                                           2,384,450
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 0.8%                                    5,500  Burlington Northern Santa Fe Corp.                              296,615
                                                      8,500  CSX Corp.                                                       354,025
                                                                                                                      --------------
                                                                                                                             650,640
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR                       35,000  Applied Materials, Inc.                                         568,750
EQUIPMENT - 2.1%                                     25,000  Intel Corp.                                                     580,750
                                                     25,000  Intersil Corp. Class A                                          433,000
                                                     10,000  Micron Technology, Inc. (e)                                     103,400
                                                                                                                      --------------
                                                                                                                           1,685,900
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE - 2.4%                                      17,500  Citrix Systems, Inc. (e)                                        416,850
                                                     47,500  Microsoft Corp.                                               1,148,075
                                                     35,000  Siebel Systems, Inc. (e)                                        319,550
                                                                                                                      --------------
                                                                                                                           1,884,475
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 2.1%                              32,500  Limited Brands                                                  789,750
                                                     27,500  Office Depot, Inc. (e)                                          609,950
                                                     10,000  TJX Cos., Inc.                                                  246,300
                                                                                                                      --------------
                                                                                                                           1,646,000
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 1.0%                    15,000  Fannie Mae                                                      816,750
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN COMMON STOCKS
                                                               (COST - $48,616,044) - 67.1%                               52,939,655
------------------------------------------------------------------------------------------------------------------------------------
                                                             PREFERRED SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
                                                     AMOUNT  CAPITAL TRUSTS
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.0%                     USD      30,000  BAC Capital Trust VI,  5.625% due 3/08/2035                      28,724
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN CAPITAL TRUSTS
                                                               (COST - $29,772) - 0.0%                                        28,724
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
                                                       HELD  PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.1%                                   4  DG Funding Trust, 5.34% (b)                                      43,150
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.0%                               500  Duquesne Light Co., 6.50%                                        26,965
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.1%                     1,900  Fannie Mae, 7%                                                  105,094
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN PREFERRED STOCKS
                                                               (COST - $174,702) - 0.2%                                      175,209
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
                                                     AMOUNT  TRUST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.2%                  USD     150,000  RC Trust I, 7% due 5/15/2006                                    153,202
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN TRUST PREFERRED
                                                               (COST - $155,389) - 0.2%                                      153,202
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN PREFERRED SECURITIES
                                                               (COST - $359,863) - 0.4%                                      357,135
------------------------------------------------------------------------------------------------------------------------------------

                                                             CORPORATE BONDS                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.1%                           80,000  Goodrich Corp.,  6.60% due 5/15/2009                             85,525
                                                      5,000  Raytheon Co.,  8.30% due 3/01/2010                                5,741
                                                                                                                      --------------
                                                                                                                              91,266
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.0%                                      26,825  American Airlines, Inc. Series 2003-1,  3.857%
                                                               due 1/09/2012                                                  26,012
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES - 0.2%                                           DaimlerChrysler NA Holding Corp.:
                                                     50,000    3.20% due 3/07/2007 (c)                                        50,006
                                                     30,000    4.75% due 1/15/2008                                            29,858
                                                     20,000    7.75% due 1/18/2011                                            22,175
                                                     30,000  Hyundai Motor Manufacturing Alabama LLC, 5.30
                                                               due 1/19/2008 (b)                                              30,074
                                                                                                                      --------------
                                                                                                                             132,113
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
INDUSTRY*                                            AMOUNT  CORPORATE BONDS                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.2%                        USD     140,000  Abgenix, Inc., 3.50% due 3/15/2007 (g)                   $      135,625
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 1.2%                                       The Bear Sterns Cos., Inc.:
                                                     50,000    2.43% due 1/30/2009 (c)                                        50,178
                                                     40,000    5.70% due 11/15/2014                                           41,065
                                                     70,000  Credit Suisse First Boston USA, Inc.,  4.70%
                                                               due 6/01/2009                                                  69,932
                                                             Goldman Sachs Group, Inc.:
                                                    120,000    5.70% due 9/01/2012                                           123,540
                                                     65,000    5.25% due 10/15/2013                                           64,571
                                                             Lehman Brothers Holdings, Inc.:
                                                      5,000    4% due 1/22/2008                                                4,935
                                                     80,000    3.50% due 8/07/2008                                            77,934
                                                    500,000  Sigma Finance Corp.,  5.49% due 3/31/2014 (c)                   504,316
                                                                                                                      --------------
                                                                                                                             936,471
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.0%                                     20,000  Yara International ASA,  5.25% due 12/15/2014 (b)                19,736
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.4%                              65,000  Bank of America Corp.,  4.875% due 9/15/2012                     64,870
                                                     55,000  Barclays Bank PLC,  8.55% (b)(f)                                 64,986
                                                     50,000  Corporacion Andina de Fomento,  6.875% due 3/15/2012             54,993
                                                     10,000  FirstBank Puerto Rico,  7.625% due 12/20/2005                    10,123
                                                     15,000  Hudson United Bancorp,  8.20% due 9/15/2006                      15,722
                                                             PNC Funding Corp.:
                                                     45,000    6.125% due 2/15/2009                                           47,112
                                                     20,000    5.25% due 11/15/2015                                           19,838
                                                     25,000  Popular North America, Inc.,  3.875% due 10/01/2008              24,578
                                                     45,000  Wells Fargo & Co.,  5% due 11/15/2014                            44,566
                                                                                                                      --------------
                                                                                                                             346,788
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.3%                        Cendant Corp.:
                                                    125,000    6.25% due 1/15/2008                                           130,106
                                                     65,000    7.375% due 1/15/2013                                           73,432
                                                     30,000  International Lease Finance Corp.,  2.95%
                                                               due 5/23/2006                                                  29,524
                                                                                                                      --------------
                                                                                                                             233,062
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.1%                      40,000  Alltel Corp.,  4.656% due 5/17/2007                              40,243
                                                     60,000  Harris Corp.,  6.35% due 2/01/2028                               62,862
                                                                                                                      --------------
                                                                                                                             103,105
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 0.1%                              40,000  Capital One Bank,  5.75% due 9/15/2010                           41,322
                                                     30,000  Capital One Financial Corp.,  4.80% due 2/21/2012                29,140
                                                     30,000  MBNA Corp.,  4.625% due 9/15/2008                                29,865
                                                                                                                      --------------
                                                                                                                             100,327
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.1%                                Sealed Air Corp. (b):
                                                     55,000    5.375% due 4/15/2008                                           55,926
                                                     25,000    6.95% due 5/15/2009                                            26,618
                                                                                                                      --------------
                                                                                                                              82,544
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.8%                        Citigroup, Inc.:
                                                     30,000    5.75% due 5/10/2006                                            30,573
                                                     90,000    5.625% due 8/27/2012                                           93,242
                                                     30,000    5.85% due 12/11/2034                                           30,551
                                                             Ford Motor Credit Co.:
                                                    390,000    3.379% due 9/28/2007 (c)                                      380,317
                                                     85,000    7.375% due 2/01/2011                                           84,450
                                                             General Electric Capital Corp.:
                                                    235,000    6% due 6/15/2012                                              250,379
                                                     60,000    6.75% due 3/15/2032                                            69,259
                                                    260,000  General Motors Acceptance Corp., 3.68%
                                                               due 9/23/2008 (c)                                             237,350
                                                    165,000  HSBC Finance Corp.,  6.50% due 11/15/2008                       174,887
                                                             JPMorgan Chase & Co.:
                                                     60,000    5.75% due 1/02/2013                                            62,351
                                                     50,000    4.75% due 3/01/2015                                            47,861
                                                                                                                      --------------
                                                                                                                           1,461,220
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION                        60,000  BellSouth Corp.,  6% due 11/15/2034                              59,699
SERVICES - 0.6%                                     110,000  Deutsche Telekom International Finance BV,  5.25%
                                                               due 7/22/2013                                                 110,314
                                                     50,000  GTE Corp.,  6.84% due 4/15/2018                                  54,967
                                                     35,000  Royal KPN NV,  8% due 10/01/2010                                 39,975

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
INDUSTRY*                                            AMOUNT  CORPORATE BONDS                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                            USD      50,000  TELUS Corp.,  7.50% due 6/01/2007                        $       53,221
                                                     30,000  Tele-Communications-TCI Group, 9.80% due 2/01/2012               37,603
                                                     30,000  Verizon Global Funding Corp., 7.75% due 12/01/2030               36,258
                                                     40,000  Verizon New York, Inc., Series A, 6.875% due                     43,601
                                                             4/01/2012
                                                                                                                      --------------
                                                                                                                             435,638
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.1%                            10,000  AEP Texas Cemtra; Co. Series D, 5.50% due
                                                               2/15/2013                                                     101,999
                                                     10,000  Ameren Corp.,  4.263% due 5/15/2007                               9,978
                                                     35,000  Entergy Arkansas, Inc.,  5.66% due 2/01/2025                     34,708
                                                     50,000  Entergy Louisiana, Inc.,  5.09% due 11/01/2014                   48,868
                                                     15,000  Exelon Corp.,  6.75% due 5/01/2011                               16,322
                                                     60,000  Exelon Generation Co. LLC,  5.35% due 1/15/2014                  60,220
                                                     60,000  FirstEnergy Corp. Series B,  6.45% due 11/15/2011                63,303
                                                    150,000  PPL Capital Funding,  3.87% due 5/18/2006 (c)                   150,213
                                                     35,000  PSEG Power LLC,  6.95% due 6/01/2012                             38,737
                                                     85,000  Pacific Gas & Electric Co.,  6.05% due 3/01/2034                 87,279
                                                     30,000  Pepco Holdings, Inc.,  4% due 5/15/2010                          28,862
                                                     40,000  Public Service Co. of New Mexico,  4.40%
                                                               due 9/15/2008                                                  39,597
                                                     40,000  SPI Electricity & Gas Australia Holdings Pty Ltd.,
                                                               6.15% due 11/15/2013 (b)                                       42,534
                                                             Southern California Edison Co.:
                                                      9,000    2.353% due 1/13/2006 (c)                                        9,015
                                                     49,000    8% due 2/15/2007                                               52,176
                                                     40,000  TXU Corp.,  5.55% due 11/15/2014 (b)                             37,952
                                                     30,000  Westar Energy, Inc., 6% due 7/01/2014                            31,704
                                                                                                                      --------------
                                                                                                                             853,467
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%           200,000  Celestica, Inc., 3.69%*** due 8/01/2020 (g)                     112,250
                                                     40,000  Jabil Circuit, Inc.,  5.875% due 7/15/2010                       41,303
                                                                                                                      --------------
                                                                                                                             153,553
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 0.1%                                 55,000  Cadbury Schweppes US Finance LLC,  3.875%
                                                               due 10/01/2008 (b)                                             53,812
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT                          EUR     131,000  Bundesobligation Series 143,  3.50% due 10/10/2008              174,084
OBLIGATIONS - 0.4%                          USD      20,000  Chile Government International Bond,  5.50%
                                                               due 1/15/2013                                                  20,442
                                                             Mexico Government International Bond,:
                                                     65,000    9.875% due 2/01/2010                                           77,350
                                                     25,000    6.375% due 1/16/2013                                           25,938
                                                     25,000    5.875% due 1/15/2014                                           24,813
                                                                                                                      --------------
                                                                                                                             322,627
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.1%                                 65,000  Gazprom International SA,  7.201% due 2/01/2020 (b)              66,300
                                                     40,000  Panhandle Eastern Pipe Line Series B,  2.75%
                                                               due 3/15/2007                                                  38,729
                                                                                                                      --------------
                                                                                                                             105,029
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%              55,000  Coventry Health Care, Inc.,  5.875% due 1/15/2012 (b)            55,000
                                                     41,000  Manor Care, Inc.,  7.50% due 6/15/2006                           42,438
                                                                                                                      --------------
                                                                                                                              97,438
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.2%                                    DR Horton, Inc.:
                                                     60,000    5% due 1/15/2009                                               58,434
                                                     30,000    6.875% due 5/01/2013                                           31,125
                                                     45,000    5.625% due 9/15/2014                                           42,719
                                                     60,000  KB Home,  5.75% due 2/01/2014                                    57,470
                                                                                                                      --------------
                                                                                                                             189,748
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.2%                       5,000  General Electric Co.,  5% due 2/01/2013                           4,993
                                                     30,000  Hutchison Whampoa International 01/11 Ltd,  7%
                                                               due 2/16/2011 (b)                                              32,656
                                                     95,000  Tyco International Group SA,  6.75% due 2/15/2011               102,940
                                                                                                                      --------------
                                                                                                                             140,589
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%                                     45,000  AON Corp.,  6.70% due 1/15/2007                                  46,575
                                                     45,000  Fund American Cos., Inc.,  5.875% due 5/15/2013                  45,689
                                                     30,000  Montpelier Re Holdings Ltd.,  6.125% due 8/15/2013               30,636
                                                     60,000  NLV Financial Corp.,  7.50% due 8/15/2033 (b)                    67,486
                                                     20,000  North Front Pass-Through Trust,  5.81%
                                                               due 12/15/2024 (b)(c)                                          19,799
                                                     15,000  Prudential Financial, Inc.,  4.104% due 11/15/2006               15,049
                                                     55,000  Prudential Holdings LLC,  8.695% due 12/18/2023 (b)              69,601
                                                                                                                      --------------
                                                                                                                             294,835
------------------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.8%                                          5,000  COX Communications, Inc.,  7.125% due 10/01/2012                  5,453
                                                             Clear Channel Communications, Inc.:
                                                     60,000    5.75% due 1/15/2013                                            59,050
                                                     35,000    5.50% due 9/15/2014                                            33,421

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
INDUSTRY*                                            AMOUNT  CORPORATE BONDS                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                            USD     137,000  Comcast Cable Communications Holdings, Inc.,  8.375%
                                                               due 3/15/2013                                          $      162,788
                                                     50,000  Comcast Corp.,  5.85% due 1/15/2010                              51,705
                                                     85,000  Historic TW, Inc., 9.125% due 1/15/2013                         105,027
                                                     25,000  Media General, Inc., 6.95% due 9/01/2006                         25,686
                                                     85,000  News America, Inc., 6.75% due 1/09/2006                          93,429
                                                     50,000  Time Warner, Inc., 7.625% due 4/15/2031                          58,738
                                                                                                                      --------------
                                                                                                                             595,297
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%                              100,000  Textron Financial Corp.,  2.75% due 6/01/2006                    97,890
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER - 0.2%                   Dominion Resources, Inc./VA Series B:
                                                     25,000    7.625% due 7/15/2005                                           25,303
                                                     30,000    2.59% due 5/15/2006 (c)                                        30,072
                                                             Sempra Energy:
                                                     30,000    4.621% due 5/17/2007                                           30,119
                                                     20,000    7.95% due 3/01/2010                                            22,513
                                                     20,000    6% due 2/01/2013                                               20,956
                                                     45,000  Southern Power Co. Series B,  6.25% due 7/15/2012                48,347
                                                                                                                      --------------
                                                                                                                             177,310
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS - 1.1%                                     30,000  Amerada Hess Corp.,  7.125% due 3/15/2033                        33,360
                                                     21,000  Anadarko Finance Co. Series B,  6.75% due 5/01/2011              23,115
                                                     25,000  Colonial Pipeline Co.,  7.63% due 4/15/2032 (b)                  32,464
                                                     30,000  Consolidated Natural Gas Co.,  5% due 12/01/2014                 29,333
                                                     60,000  Enterprise Products Operating LP,  5.60%
                                                               due 10/15/2014 (b)                                             59,216
                                                     91,700  Kern River Funding Corp.,  4.893% due 4/30/2018 (b)              91,418
                                                     50,000  Kinder Morgan Energy Partners LP,  5.125%
                                                               due 11/15/2014                                                 48,648
                                                     35,000  Kinder Morgan, Inc.,  5.15% due 3/01/2015                        34,100
                                                     60,000  Motiva Enterprises LLC,  5.20% due 9/15/2012 (b)                 60,766
                                                     40,000  Nexen, Inc.,  5.875% due 3/10/2035                               38,259
                                                     65,000  Occidental Petroleum Corp.,  6.75% due 1/15/2012                 71,908
                                                    150,000  Pemex Project Funding Master Trust, 3.79%
                                                               due 6/15/2010 (b)(c)                                          153,000
                                                     40,000  Pioneer Natural Resources Co.,  7.20% due 1/15/2028              45,696
                                                     60,000  Tengizchevroil Finance Co. SARL,  6.124%
                                                               due 11/15/2014                                                 59,400
                                                     50,000  Texas Gas Transmission Corp.,  4.60% due 6/01/2015               47,501
                                                                                                                      --------------
                                                                                                                             828,184
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.2%                       55,000  Celulosa Arauco y Constitucion SA,  8.625%
                                                               due 8/15/2010                                                  63,084
                                                     20,000  Champion International Corp.,  6.65% due 12/15/2037              22,368
                                                     30,000  Inversiones CMPC SA,  4.875% due 6/18/2013 (b)                   28,781
                                                     30,000  Sappi Papier Holding AG,  6.75% due 6/15/2012 (b)                32,541
                                                                                                                      --------------
                                                                                                                             146,774
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%                                5,000  Eli Lilly & Co.,  7.125% due 6/01/2025                            6,039
                                                     85,000  Wyeth,  5.50% due 3/15/2013                                      86,404
                                                                                                                      --------------
                                                                                                                              92,443
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.2%                                   20,000  Developers Diversified Realty Corp.,  6.625%
                                                               due 1/15/2008                                                  20,931
                                                     40,000  Highwoods Properties, Inc.,  7% due 12/01/2006                   41,367
                                                     90,000  Westfield Capital Corp. Ltd.,  5.125%
                                                               due 11/15/2014 (b)                                             88,648
                                                                                                                      --------------
                                                                                                                             150,946
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 0.1%                                   30,000  Norfolk Southern Corp.,  7.25% due 2/15/2031                     35,976
                                                             Union Pacific Corp.:
                                                     25,000    7.25% due 11/01/2008                                           27,197
                                                     20,000    5.375% due 5/01/2014                                           20,221
                                                                                                                      --------------
                                                                                                                              83,394
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE - 0.1%                                      70,000  Computer Associates International, Inc.,  5.625%
                                                               due 12/01/2014 (b)                                             68,843
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.2%                    45,000  Countrywide Home Loans, Inc.,  5.625% due 7/15/2009              46,009
                                                     70,000  Sovereign Bank,  5.125% due 3/15/2013                            69,140
                                                     45,000  Washington Mutual, Inc.,  4.20% due 1/15/2010                    43,792
                                                                                                                      --------------
                                                                                                                             158,941
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%            5,000  AT&T Wireless Services, Inc.,  8.75% due 3/01/2031                6,597
                                                     55,000  America Movil SA de C.V.,  6.375% due 3/01/2035                  49,763
                                                     55,000  Sprint Capital Corp.,  8.75% due 3/15/2032                       71,355
                                                                                                                      --------------
                                                                                                                             127,715
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN CORPORATE BONDS
                                                               (COST - $8,840,987) - 11.2%                                 8,842,742
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
                                                     AMOUNT  COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS+
------------------------------------------------------------------------------------------------------------------------------------
                                            USD     200,000  Argent Securities, Inc. Series 2004-W11 Class A3,
                                                               3.38% due 11/25/2034 (c)                               $      200,806
                                                    205,000  Bear Stearns Adjustable Rate Mortgage Trust Series
                                                               2004-4 Class A4,  3.515% due 6/25/2034 (c)                    198,896
                                                     62,246  CIT Group Home Equity Loan Trust Series 2003-1 Class
                                                               A2,  2.35% due 4/20/2027                                       62,068
                                                             Countrywide Asset-Backed Certificates Series
                                                               2004-13 (c):
                                                     50,000  Class AF4,  4.583% due 12/25/2034                                48,856
                                                     50,000  Class MF1,  5.071% due 12/25/2034                                48,927
                                                    154,917  Countrywide Asset-Backed Certificates Series 2004-5
                                                               Class A,  3.47% due 10/25/2034 (c)                            155,625
                                                    100,000  Credit-Based Asset Servicing and Securitization
                                                               Series 2005-CB2 Series AV2,  3.10% due 4/25/2035              100,000
                                                             Fannie Mae Guaranteed Pass Through Certificates:
                                                    300,000    4.50% due 4/15/2020                                           293,250
                                                     99,684    4.50% due 1/01/2035                                            94,647
                                                    235,656    5% due 2/01/2020                                              235,648
                                                    478,000    5.50% due 4/15/2035                                           478,597
                                                    167,176    6.50% due 7/01/2032                                           173,876
                                                     13,814  Fannie Mae Trust Series 2003-W19 Class 1A1, 2.01%
                                                               due 11/25/2033                                                 13,787
                                                             First Franklin Mtg. Loan Asset Backed Certificates
                                                               Series (c):
                                                     86,297    2003-FF5 Class A2,  2.82% due 3/25/2034                        86,016
                                                    600,000    2004-FF10 Class A2,  2.818% due 11/25/2034                    602,348
                                                             Freddie Mac Mortgage Participation Certificates:
                                                    481,920    5% due 4/15/2035                                              471,378
                                                    126,914    5.50% due 12/01/2017                                          129,637
                                                    125,000    5.50% due 4/15/2035                                           125,313
                                                     58,352    6% due 12/01/2017                                              60,300
                                                    319,065    6% due 3/01/2034                                              326,658
                                                     29,084    7% due 12/01/2031                                              30,650
                                                     69,787    7% due 7/01/2032                                               73,565
                                                    400,000  GMAC Commercial Mortgage Securities, Inc. Series
                                                               2004-C3 Class AAB,  4.702% due 12/10/2041 (c)                 392,289
                                                    150,000  Ginnie Mae Trust Series 2004-6 Class C,  4.66%
                                                               due 7/16/2033                                                 147,143
                                                    170,000  Greenwich Capital Commercial Funding Corp. Series
                                                               2004-GG1 Class A4,  4.755% due 6/10/2036                      169,943
                                                    293,693  Home Equity Asset Trust Series 2005-1 Class A2,
                                                               3.30% due 5/25/2035 (c)                                       293,692
                                                    300,000  MBNA Credit Card Master Note Trust Series 2001-C3
                                                               Class C3,  6.55% due 12/15/2008                               309,287
                                                    138,975  Morgan Stanley ABS Capital Series 2004-WMC1 Class
                                                               A3,  3.27% due 6/25/2034 (c)                                  139,042
                                                    287,984  Morgan Stanley ABS Capital I Series 2005-HE1 Class
                                                               A2MZ,  3.32% due 12/25/2034 (c)                               288,440
                                                     75,803  Nationslink Funding Corp Series 1999-2 Class A3,
                                                               7.181% due 6/20/2031                                           78,139
                                                    526,600  New Century Home Equity Loan Trust Series 2004-3
                                                               Class A3,  3.41% due 11/25/2034 (c)                           528,513
                                                     25,000  Option One Mortgage Loan Trust Series 2005-1 Class
                                                               M5, 4.27% due 2/25/2035 (c)                                    25,103
                                                             Park Place Securities, Inc. Series 2005-WCH1 (c):
                                                     98,690    Class A1B,  3.32% due 1/25/2035                                98,843
                                                     97,689    Class A3D,  3.36% due 1/25/2035                                97,841
                                                     30,000  Popular ABS Mortgage Pass-Through Trust Series
                                                                2005-1 Class M2,  5.507% due 5/25/2035                        29,391
                                                             Residential Asset Mortgage Products, Inc. (c):
                                                    150,000  Series 2004-RS11 Class A2,  3.29% due 12/25/2033                150,602
                                                    100,000  Series 2005-RS3 Class AI2,  3.02% due 3/25/2035                 100,000
                                                    100,000  Structured Asset Investment Loan Trust 2004-8
                                                               Class M4,  4.02% due 9/25/2034 (c)                            100,613
                                                     95,696  Structured Asset Securities Corp. Series 2004-23XS
                                                               Class 2A1,  3.32% due 1/25/2035 (c)                            95,875
                                                     49,997  Washington Mutual Series 2005-AR2 Class B4,  3.775%
                                                               due 1/25/2045 (c)                                              49,997
                                                    600,000  Wells Fargo Home Equity Trust Series 2004-2 Class
                                                               A32, 3.36% due 2/25/2032                                      602,195
                                                     50,000  Whole Auto Loan Trust 2004-1 Class D,  5.60%
                                                               due 3/15/2011                                                  50,426
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN COLLATERALIZED MORTGAGE-BACKED
                                                               OBLIGATIONS (COST - $7,794,132) - 9.9%                      7,758,222
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
                                                     AMOUNT  GOVERNMENT AND AGENCY OBLIGATIONS                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                            USD      55,000  City of Dallas, Texas,  5.25% due 2/15/2024             $       54,329
                                                    220,000  Fannie Mae,  7.125% due 1/15/2030                              278,967
                                                             U.S. Treasury Bonds:
                                                    120,000    7.50% due 11/15/2016                                         150,450
                                                     70,000    8.125% due 8/15/2019                                          94,175
                                                    260,000    7.25% due 8/15/2022                                          332,363
                                                     50,000    6.25% due 8/15/2023                                           58,217
                                                     50,000    6.625% due 2/15/2027                                          61,610
                                                    730,000    5.375% due 2/15/2031                                         795,615
                                                             United States Treasury Inflation Indexed Bonds:
                                                    154,643   3.875% due 1/15/2009                                          170,494
                                                    136,953   3.50% due 1/15/2011                                           152,989
                                                             U.S. Treasury Notes:
                                                    670,000    7% due 7/15/2006 (i)                                         698,318
                                                     70,000    6.50% due 2/15/2010                                           77,079
                                                    215,000    4% due 2/15/2015                                             206,568
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN GOVERNMENT AND AGENCY
                                                               OBLIGATIONS (COST - $3,087,924) - 4.0%                     3,131,174
------------------------------------------------------------------------------------------------------------------------------------
                                                 BENEFICIAL
                                                   INTEREST  SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                            USD    7,164,98  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                               Series I (d)                                               7,164,988
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                               (COST - $7,164,988) - 9.1%                                 7,164,988
------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                   CONTRACT  OPTIONS PURCHASED
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%                           2++  London InterBank Offered Rate (LIBOR) Linked Floor,
                                                               expiring April 2005 at USD  1.50%, Broker,
                                                               JPMorgan Chase Bank                                               20
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN OPTIONS PURCHASED
                                                               (PREMIUMS PAID - $1,200) - 0.0%                                   20
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS  (COST - $75,865,138) - 101.7%            80,193,936
------------------------------------------------------------------------------------------------------------------------------------

                                                               OPTIONS WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN - 0.0%                             +++  Swaption, expiring June 2005 at 1.05%,
                                                             Broker Lehman Brothers Special Finance (h)                         (26)
                                                        1++  3-Year Swaption, expiring January 2008 at 5.14%
                                                             Broker, Deutsche Bank AG London (h)                            (19,340)
                                                      4,500  U.S. Treasury Bonds, expiring May 2005 at USD 111.61,
                                                             Broker Greenwich Capital Market                                 (3,621)
                                                                                                                      --------------
                                                                                                                            (22,987)
------------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS WRITTEN - 0.0%                              +++  Swaption, expiring June 2005 at 1.05%,
                                                             Broker Lehman Brothers Special Finance (h)                        (998)
                                                        1++  3-Year Swaption, expiring January 2008 at
                                                               5.14% Broker, Deutsche Bank AG London (h)                    (19,340)
                                                         18  U.S. Treasury Bond Future, expiring May 2005 at
                                                               USD 111.61, Broker Greenwich Capital Market                   (7,312)
                                                                                                                      --------------
                                                                                                                            (27,650)
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN OPTIONS WRITTEN
                                                               (PREMIUMS RECEIVED - $58,970) - 0.0%                         (50,637)
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                               (COST - $75,806,168**)  - 101.7%                          80,143,299
                                                             LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7%)              (1,385,273)
                                                                                                                      --------------
                                                             NET ASSETS - 100.0%                                        $ 78,758,026
                                                                                                                      ==============

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:


      Aggregate cost, net of options written                 $       76,356,572
                                                             ------------------
      Gross unrealized appreciation                          $        9,093,679
      Gross unrealized depreciation                                  (5,306,952)
                                                             ------------------
      Net unrealized appreciation                            $        3,786,727
                                                             ==================

*** Represents a zero coupon; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

+ Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

++    One contract represents a notional amount of $1,000,000.

+++ One contract represents a notional amount of $1,000,000. This security has a notional amount that is less than $1,000,000.

(a)   Depositary Receipts.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

(c)   Floating rate note.

(d) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      AFFILIATE                                                  NET ACTIVITY   INTEREST INCOME
      -----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $    123,915   $        39,963
      -----------------------------------------------------------------------------------------

(e)   Non-income producing security.

(f)   The security is a perpetual bond and has no definite maturity date.

(g)   Convertible security.

(h) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(i) All or a portion of security held as collateral in connection with open financial futures contracts. Financial futures contracts purchased as of March 31, 2005 were as follows:

      ------------------------------------------------------------------------------------
      NUMBER OF                                  EXPIRATION       FACE         UNREALIZED
      CONTRACTS             ISSUE                   DATE          VALUE       DEPRECIATION
      ------------------------------------------------------------------------------------
          2        5-Year U.S. Treasury Bond      June 2005    $   214,994    $       (806)
      ------------------------------------------------------------------------------------

      Financial futures contracts sold as of March 31, 2005 were as follows:

      ------------------------------------------------------------------------------------
      NUMBER OF                                  EXPIRATION       FACE         UNREALIZED
      CONTRACTS             ISSUE                   DATE          VALUE       DEPRECIATION
      ------------------------------------------------------------------------------------
         18       10-Year U.S. Treasury Bond      June 2005    $ 1,451,734    $      3,480
          7       2-Year U.S. Treasury Bond       June 2005    $ 1,967,762             981
      ------------------------------------------------------------------------------------
      TOTAL UNREALIZED APPRECIATION - NET                                     $      4,461
                                                                              ============

      Forward foreign exchange contracts as of March 31, 2005 were as follows:

      ----------------------------------------------------------------------
      FOREIGN                                    SETTLEMENT     UNREALIZED
      CURRENCY SOLD                                 DATE       DEPRECIATION
      ----------------------------------------------------------------------
      EUR         135,612                        April 2005    $     (1,230)
      ----------------------------------------------------------------------
      TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN
      EXCHANGE CONTRACTS- NET (USD COMMITMENT - $175,046)      $     (1,230)
                                                               ============

      CURRENCY ABBREVIATIONS
      --------------------------------------
      EUR        Euro
      USD        US Dollar

      Swaps outstanding as of March 31, 2005 were as follows:
      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NOTIONAL                UNREALIZED
                                                                                                   AMOUNT               APPRECIATION
      ------------------------------------------------------------------------------------------------------------------------------
      Receive (pay) a variable return based on the change in the Lehman Brothers
      MBS Fixed Rate Index Total Return and pay floating rate based on 1-month
      USD LIBOR, minus .12%

      Broker, UBS Warburg
      Expires April 2005                                                                       $      250,000                      -

      Receive (pay) a variable return based on the change in the Lehman Brothers
      MBS Fixed Rate Index Total Return and pay floating rate based on 1-month
      USD LIBOR, minus .10%

      Broker, UBS Warburg
      Expires June 2005                                                                        $      950,000                      -

      Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .105%

      Broker, UBS Warburg
      Expires July 2005                                                                        $      850,000                      -

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                                                                    UNREALIZED
                                                                                            NOTIONAL              APPRECIATION
                                                                                             AMOUNT             (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return based on the change in the Lehman Brothers
MBS Fixed Rate Index Total Return and pay floating rate based on 1-month
USD LIBOR, minus .10%

Broker, Lehman Brothers Special Finance
Expires August 2005                                                                      $    1,800,000                     -

Receive (pay) a variable return based on the change in the Lehman Brothers
MBS Fixed Rate Index Total Return and pay floating rate based on 1-month
USD LIBOR, minus .10%

Broker, Lehman Brothers Special Finance
Expires September 2005                                                                   $    1,150,000                     -

Receive (pay) a variable return based on the change in the Lehman Brothers
U.S. Treasury Index Total Return and pay floating rate based on 1-month
USD LIBOR, minus .15%

Broker, Lehman Brothers Special Finance
Expires November 2005                                                                    $    1,500,000                     -

Receive (pay) a variable return based on the change in the Lehman Brothers
U.S. Treasury Index Total Return and pay floating rate based on 1-month
USD LIBOR, minus .15%

Broker, Lehman Brothers Special Finance
Expires February 2006                                                                    $    1,100,000                     -

Bought credit default protection on Aon Corp. Inc and pay .37%

Broker, Morgan Stanley Capital Services Inc.
Expires January 2007                                                                     $       50,000         $        (192)

Receive a floating rate based on 3-month USD LIBOR, and pay a fixed rate of 2.8025%

Broker, JPMorgan Chase Bank
Expires January 2007                                                                     $       50,000                 1,242

Pay 3.875% on Treasury Inflation Protected Securities (TIPS) adjusted principal and receive a fixed rate of 3.401%

Broker, JPMorgan Chase Bank
Expires January 2009                                                                     $      171,000                (3,623)

Sold credit default protection on Raytheon Co. and receive .73%

Broker, JPMorgan Chase Bank
Expires March 2009                                                                       $       30,000                  (455)

Bought credit default protection on Boeing Capital Corp. and pay .48%

Broker, JPMorgan Chase Bank
Expires March 2009                                                                       $       30,000                  (251)

Sold credit default protection on Nextel Communications Inc.
and receive 1.72%

Broker, JPMorgan Chase Bank
Expires September 2009                                                                   $       60,000                 2,780

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                                                                    UNREALIZED
                                                                                            NOTIONAL              APPRECIATION
                                                                                             AMOUNT             (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Sold credit default protection on Dow Jones CDX North America
Investment Grade High Volatility Index Series 2 and receive .60%

Broker, Morgan Stanley Capital Services Inc.
Expires September 2009                                                                   $      250,000         $         825

Bought credit default protection on Hewlett-Packard Co. and pay .31%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                                    $       65,000                    (7)

Bought credit default protection on Petroleos Mexicanos SA and pay 1.09%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                                    $      130,000                   139

Sold credit default protection on Computer Associates International Inc.
and receive .83%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                                    $       65,000                   666

Sold credit default protection on Mexico Government International Bond and receive .92%

Broker, Lehman Brothers Special Finance
Expires December 2009                                                                    $      130,000                  (453)

Receive a floating rate based on 3-month USD LIBOR, plus .50%, which is capped at a fixed coupon of 6% until 11/18/2007 and 6.5% through expiration and pay a floating rate based on 3-month USD LIBOR

Broker, Lehman Brothers Special Finance
Expires November 2010                                                                    $    1,350,000                (2,609)

Pays 3.50% on TIPS adjusted principal and receive a fixed rate of 4.17%

Broker, Morgan Stanley Capital Services Inc.
Expires January 2011                                                                     $      150,000                (6,625)

Sold credit default protection on Dana Corporation and receive 1.55%

Broker, UBS Warburg
Expires September 2011                                                                   $       35,000                (2,333)


Sold credit default protection on Dana Corporation and receive 1.56%

Broker, UBS Warburg
Expires September 2011                                                                   $       60,000                (3,970)
------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                           $     (14,866)
                                                                                                                =============

FAM VARIABLE SERIES FUNDS, INC. - MERCURY BASIC VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          PERCENT OF
INDUSTRY*                                       SHARES HELD  COMMON STOCKS                                  VALUE         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
ABOVE-AVERAGE YIELD
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING                                     409,100  Alcoa, Inc.                                $   12,432,548        1.0  %
CAPITAL MARKETS                                     726,200  The Bank of New York Co., Inc. (e)             21,096,110        1.7
DIVERSIFIED TELECOMMUNICATION SERVICES              504,200  BellSouth Corp.                                13,255,418        1.0
MEDIA                                               193,700  Dow Jones & Co., Inc.                           7,238,569        0.6
CHEMICALS                                           504,600  E.I. du Pont de Nemours & Co.                  25,855,704        2.0
OIL & GAS                                           651,200  Exxon Mobil Corp.                              38,811,520        3.1
INDUSTRIAL CONGLOMERATES                            844,200  General Electric Co.                           30,441,852        2.4
FOOD PRODUCTS                                       282,300  General Mills, Inc. (e)                        13,875,045        1.1
PERSONAL PRODUCTS                                   312,800  The Gillette Co.                               15,790,144        1.2
PHARMACEUTICALS                                     367,100  GlaxoSmithKline Plc (d)                        16,857,232        1.3
AEROSPACE & DEFENSE                                 359,600  Goodrich Corp.                                 13,769,084        1.1
AEROSPACE & DEFENSE                                 533,400  Honeywell International, Inc.                  19,847,814        1.6
DIVERSIFIED FINANCIAL SERVICES                      979,976  JPMorgan Chase & Co.                           33,907,170        2.7
CAPITAL MARKETS                                     696,900  Mellon Financial Corp.                         19,889,526        1.6
PHARMACEUTICALS                                     525,200  Pfizer, Inc.                                   13,797,004        1.1
OIL & GAS                                           209,100  Royal Dutch Petroleum Co.                      12,554,364        1.0
DIVERSIFIED TELECOMMUNICATION SERVICES              607,100  SBC Communications, Inc.                       14,382,199        1.1
FOOD PRODUCTS                                       615,600  Sara Lee Corp.                                 13,641,696        1.1
DIVERSIFIED TELECOMMUNICATION SERVICES              413,200  Verizon Communications, Inc.                   14,668,600        1.2
COMMERCIAL BANKS                                    291,900  Wachovia Corp.                                 14,860,629        1.2
                                                                                                        -------------------------
                                                                                                           366,972,228       29.1
------------------------------------------------------------------------------------------------------------------------------------
BELOW-AVERAGE PRICE/EARNINGS RATIO
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE                                           218,400  ACE Ltd.                                        9,013,368        0.7
INSURANCE                                           172,200  The Allstate Corp.                              9,309,132        0.7
INSURANCE                                           863,000  American International Group, Inc.             47,818,830        3.8
COMMERCIAL BANKS                                    531,400  Bank of America Corp.                          23,434,740        1.8
HEALTH CARE EQUIPMENT & SUPPLIES                    520,400  Baxter International, Inc.                     17,683,192        1.4
DIVERSIFIED FINANCIAL SERVICES                      824,820  Citigroup, Inc.                                37,067,411        2.9
BEVERAGES                                           625,800  Coca-Cola Enterprises, Inc.                    12,841,416        1.0
SPECIALTY RETAIL                                  1,310,600  Foot Locker, Inc.  (a)                         38,400,580        3.0
INSURANCE                                           523,100  Genworth Financial, Inc. Class A               14,395,712        1.1
CAPITAL MARKETS                                     118,800  Goldman Sachs Group, Inc.                      13,066,812        1.0
COMPUTERS & PERIPHERALS                             910,531  Hewlett-Packard Co.                            19,977,050        1.6
HOUSEHOLD DURABLES                                  662,400  Koninklijke Philips Electronics NV             18,229,248        1.4
HOTELS, RESTAURANTS & LEISURE                       467,400  McDonald's Corp.                               14,554,836        1.1
CAPITAL MARKETS                                     504,100  Morgan Stanley                                 28,859,725        2.3
PHARMACEUTICALS                                     681,900  Schering-Plough Corp.                          12,376,485        1.0
FOOD PRODUCTS                                       201,600  Unilever NV (NY Registered Shares) (d)         13,793,472        1.1
IT SERVICES                                       3,340,100  Unisys Corp. (a)                               23,581,106        1.9
                                                                                                        -------------------------
                                                                                                           354,403,115       27.8
---------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY BASIC VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          PERCENT OF
INDUSTRY*                                       SHARES HELD  COMMON STOCKS                                  VALUE         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LOW-PRICE-TO-BOOK VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT                          2,779,500  3Com Corp. (a)                             $    9,895,020       0.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT            453,900  Agere Systems, Inc. Class B (a)                   644,538       0.1
ELECTRONIC EQUIPMENT & INSTRUMENTS                  486,700  Agilent Technologies, Inc. (a)(e)              10,804,740       0.9
FOOD & STAPLES RETAILING                            262,900  Albertson's, Inc. (e)                           5,428,885       0.4
OIL & GAS                                           200,400  Anadarko Petroleum Corp.                       15,250,440       1.2
SOFTWARE                                          1,260,100  Borland Software Corp. (a)                     10,232,012       0.8
MEDIA                                               719,500  Comcast Corp. Special Class A (a)              24,031,300       1.9
MACHINERY                                           239,500  Deere & Co.                                    16,077,635       1.3
ENERGY EQUIPMENT & SERVICES                         406,000  Diamond Offshore Drilling (e)                  20,259,400       1.6
IT SERVICES                                         418,600  Electronic Data Systems Corp.                   8,652,462       0.7
ENERGY EQUIPMENT & SERVICES                         794,100  GlobalSantaFe Corp. (e)                        29,413,464       2.3
INSURANCE                                           167,400  Hartford Financial Services Group,
                                                               Inc. (e)                                     11,476,944       0.9
PAPER & FOREST PRODUCTS                             632,500  International Paper Co. (e)                    23,269,675       1.8
HOUSEHOLD PRODUCTS                                  355,100  Kimberly-Clark Corp.                           23,340,723       1.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT          3,117,800  LSI Logic Corp. (a)                            17,428,502       1.4
MEDIA                                             2,419,228  Liberty Media Corp. Class A (a)                25,087,394       2.0
COMMUNICATIONS EQUIPMENT                          1,281,380  Lucent Technologies, Inc. (a)                   3,523,795       0.3
COMMUNICATIONS EQUIPMENT                            847,370  Motorola, Inc.                                 12,685,129       1.0
ROAD & RAIL                                         552,400  Norfolk Southern Corp.                         20,466,420       1.6
AEROSPACE & DEFENSE                                 733,500  Raytheon Co.                                   28,386,450       2.2
INSURANCE                                           716,008  The St. Paul Travelers Cos., Inc. (e)          26,298,974       2.1
MEDIA                                             1,348,700  Time Warner, Inc. (a)                          23,669,685       1.9
INDUSTRIAL CONGLOMERATES                            728,700  Tyco International Ltd.                        24,630,060       1.9
MEDIA                                               598,600  Viacom, Inc. Class B                           20,849,238       1.6
MEDIA                                               596,600  Walt Disney Co.                                17,140,318       1.4
PAPER & FOREST PRODUCTS                              95,600  Weyerhaeuser Co.                                6,548,600       0.5
                                                                                                        ------------------------
                                                                                                           435,491,803      34.4
------------------------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE                                            792,600  BEA Systems, Inc. (a)                           6,317,022       0.5
AEROSPACE & DEFENSE                                 171,600  Boeing Co.                                     10,031,736       0.8
MEDIA                                               184,500  Clear Channel Communications, Inc.              6,359,715       0.5
SPECIALTY RETAIL                                    891,900  The Gap, Inc.                                  19,479,096       1.5
COMPUTERS & PERIPHERALS                             224,010  International Business Machines Corp.          20,470,034       1.6
MEDIA                                             1,034,700  Interpublic Group of Cos., Inc. (a)            12,706,116       1.0
COMPUTERS & PERIPHERALS                             915,000  Seagate Technology (a)                         17,888,250       1.4
DIVERSIFIED TELECOMMUNICATION SERVICES              522,000  Sprint Corp. (e)                               11,875,500       0.9
                                                                                                        ------------------------
                                                                                                           105,127,469       8.2
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL COMMON STOCKS
                                                             (COST - $1,119,751,464)                     1,261,994,615      99.5
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY BASIC VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                 BENEFICIAL                                                               PERCENT OF
                                                   INTEREST  SHORT-TERM SECURITIES                          VALUE         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                              $  11,500,652  Merrill Lynch Liquidity Series, LLC Cash
                                                             Sweep Series l (c)                         $   11,500,652       0.9%
                                                111,760,900  Merrill Lynch Liquidity Series, LLC Money
                                                             Market Series (b)(c)                          111,760,900       8.8
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL SHORT-TERM SECURITIES
                                                             (COST - $123,261,552)                         123,261,552       9.7
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS
                                                             (COST - $1,243,013,016**)                   1,385,256,167     109.2
                                                             LIABILITIES IN EXCESS OF OTHER ASSETS        (116,934,226)     (9.2)
                                                                                                        ----------------------------
                                                             NET ASSETS                                 $1,268,321,941     100.0%
                                                                                                        ============================

(a)   Non-income producing security.

(b)   Security was purchased with the cash proceeds from securities loans.

(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ---------------------------------------------------------------------------------------------------
      AFFILIATE                                                       NET ACTIVITY       INTEREST INCOME
      ---------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series l       $   (50,643,204)    $         289,073
      Merrill Lynch Liquidity Series, LLC Money Market Series       $    30,286,900     $          30,031
      ---------------------------------------------------------------------------------------------------

(d)   Depositary Receipts.

(e)   Security, or a portion of security, is on loan.

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

         Aggregate cost                                      $    1,256,939,800
                                                             ==================
         Gross unrealized appreciation                       $      187,894,968
         Gross unrealized depreciation                              (59,578,601)
                                                             ------------------
         Net unrealized appreciation                         $      128,316,367
                                                             ==================

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
              FACE AMOUNT                                             ASSET-BACKED SECURITIES+                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
         USD   2,764,597    ACE Securities Corp. Series 2003-OP1 Class A2,  3.38%
                            due 12/25/2033 (b)                                                                       $    2,769,101
                 497,607    Advanta Mortgage Loan Trust Series 1999-3 Class A4,  7.75%
                            due 10/25/2026                                                                                  507,988
               3,265,258    Aegis Asset Backed Securities Trust Series 2004-1 Class A,  3.20%
                            due 4/25/2034 (b)                                                                             3,271,861
               4,128,000    Bear Stearns Adjustable Rate Mortgage Trust Series 2004-4
                            Class A4,  3.514% due 6/25/2034 (b)                                                           4,005,086
               3,154,311    CIT Equipment Collateral Series 2003-VT1 Class A3A,  3.12%
                            due 4/20/2007 (b)                                                                             3,156,766
               1,469,017    CIT Group Home Equity Loan Trust Series 2003-1 Class A2, 2.35%
                            due 4/20/2027                                                                                 1,464,799
                            California Infrastructure, Series 1997-1:
                 959,577        PG&E-1, Class A7,  6.42% due 9/25/2008                                                      980,146
                 708,912        SCE-1, Class A6,  6.38% due 9/25/2008                                                       724,789
                            Capital Auto Receivables Asset Trust Series:
                 815,986        2003-2 Class B,  3.234% due 1/15/2009 (b)                                                   817,428
                 900,000        2004-2 Class D,  5.82% due 5/15/2012 (a)                                                    883,406
               6,500,000    Capital One Master Trust Series 2000-4 Class C,  3.75%
                            due 8/15/2008 (a)(b)                                                                          6,507,280
               1,457,558    Centex Home Equity Series 2003-B Class AV,  3.30%
                            due 6/25/2033 (b)                                                                             1,458,803
                            Chase Credit Card Master Trust Class C (b):
               3,550,000        Series 2000-3,  3.103% due 1/15/2008                                                      3,561,447
               6,500,000        Series 2003-1,  3.503% due 4/15/2008                                                      6,541,959
                            Countrywide Asset-Backed Certificates (b):
               2,100,000        Series 2003-2 Class M1,  3.118% due 6/26/2033                                             2,111,255
               2,726,800        Series 2003-BC3 Class A2,  2.728% due 9/25/2033                                           2,728,299
               3,137,068        Series 2004-5 Class A,  3.47% due 10/25/2034                                              3,151,408
               1,600,000        Series 2004-5 Class M2,  3.088% due 7/25/2034                                             1,608,183
               1,750,000        Series 2004-13 Class AF4,  4.583% due 12/25/2034                                          1,709,953
               1,750,000        Series 2004-13 Class MF1,  5.071% due 12/25/2034                                          1,712,431
                            First Franklin Mtg. Loan Asset Backed Certificates, Class A2 (b):
               2,301,257        Series 2003-FF5,  2.82% due 3/25/2034                                                     2,293,766
               4,900,000        Series 2004-FF10,  2.818% due 11/25/2034                                                  4,919,172
                 973,115    HFC Home Equity Loan Asset Backed Certificates Series 2002-2
                            Class A, 3.29% due 4/20/2032 (b)                                                                974,682
               1,064,130    Household Automotive Trust Series 2002-3 Class A3A,  2.75%
                            due 6/18/2007                                                                                 1,063,314
                            Long Beach Mortgage Loan Trust (b):
               1,123,247        Series 2002-4 Class 2A,  2.878% due 11/26/2032                                            1,126,700
               3,575,667        Series 2004-1 Class A3,  2.718% due 2/25/2034                                             3,579,747
                            Morgan Stanley ABS Capital (b):
               1,300,000        Series 2003-NC5 Class M2,  4.418% due 4/25/2033                                           1,321,355
               2,871,323        Series 2004-NC1 Class A2,  2.788% due 12/27/2033                                          2,880,094
               3,054,301        Series 2004-NC2 Class A2,  2.718% due 12/25/2033                                          3,062,659
               2,946,270        Series 2004-WMC1 Class A3,  2.67% due 6/25/2034                                           2,947,691
               5,807,680    Morgan Stanley ABS Capital I Series 2005-HE1 Class A2MZ,  3.32%
                            due 12/25/2034 (b)                                                                            5,816,869
                            New Century Home Equity Loan Trust Class A3 (b):
               4,732,766        Series 2004-2,  2.668% due 4/25/2034                                                      4,734,119
               5,880,371        Series 2004-3,  2.81% due 11/25/2034                                                      5,901,733


FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                 (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------
             FACE AMOUNT                            ASSET-BACKED SECURITIES+                                          VALUE
------------------------------------------------------------------------------------------------------------------------------
                                 Option One Mortgage Loan Trust (b):
        USD      141,468             Series 2002-4 Class A,  2.678% due 7/25/2032                                $     141,551
               2,623,022             Series 2003-4 Class A2,  2.738% due 7/25/2033                                   2,627,994
                 650,000             Series 2005-1 Class M5,  4.27% due 2/25/2035                                      652,673
               3,731,767         Residential Asset Securities Corp. Series 2003-KS5 Class AIIB,
                                 3.31% due 7/25/2033 (b)                                                             3,738,792
               1,127,920         Saxon Asset Securities Trust Series 2002-3 Class AV,  3.42%
                                 due 12/25/2032 (b)                                                                  1,129,119
------------------------------------------------------------------------------------------------------------------------------
                                 TOTAL ASSET-BACKED SECURITIES
                                 (COST - $98,563,928) - 16.7%                                                       98,584,418
------------------------------------------------------------------------------------------------------------------------------
                                                          GOVERNMENT & AGENCY OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------
               4,840,000         Fannie Mae,  7.125% due 1/15/2030                                                   6,137,275
                                 U.S. Treasury Bonds:
               2,280,000             7.50% due 11/15/2016 (c)                                                        2,858,550
               1,390,000             8.125% due 8/15/2019                                                            1,870,039
               4,820,000             7.25% due 8/15/2022                                                             6,161,502
               1,010,000             6.25% due 8/15/2023                                                             1,175,979
               1,010,000             6.625% due 2/15/2027                                                            1,244,510
              12,350,000             5.375% due 2/15/2031                                                           13,460,055
                                 U.S. Treasury Notes:
              12,580,000             7% due 7/15/2006                                                               13,111,706
               1,390,000             6.50% due 2/15/2010                                                             1,530,575
               5,075,000             4% due 2/15/2015                                                                4,875,964
                                 United States Treasury Inflation Indexed Bonds:
               3,655,623             3.875% due 1/15/2009                                                            4,031,425
               3,194,828             3.50% due 1/15/2011                                                             3,568,933
------------------------------------------------------------------------------------------------------------------------------
                                 TOTAL GOVERNMENT & AGENCY OBLIGATIONS
                                 (COST - $59,028,296) - 10.2%                                                       60,026,513
------------------------------------------------------------------------------------------------------------------------------
                                                   GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+
------------------------------------------------------------------------------------------------------------------------------
                                 Fannie Mae Guaranteed Pass-Through Certificates:
               7,300,000              4.50% due 4/15/2020                                                            7,135,750
               5,513,906              5% due 12/01/2019 - 1/01/2020                                                  5,513,730
               3,188,910              5% due 4/15/2035                                                               3,117,160
               8,704,000              5.50% due 4/15/2035                                                            8,714,880
                 430,914              6% due 2/01/2017                                                                 445,251
               1,965,121              6.50 due 5/01/2032 - 7/01/2032                                                 2,043,642
                 331,537         Fannie Mae Trust Series 2003-W19 Class 1A1, 2.01%
                                 due 11/25/2033                                                                        330,881
                                 Freddie Mac Mortgage Participation Certificates:
               9,278,333              5% due 4/15/2035                                                               9,075,369
               1,714,208              5.50% due 11/01/2017 - 5/01/2019                                               1,750,767
               3,377,592              5.50% due 10/01/2034 - 3/01/2035                                               3,388,776
                 659,160              6% due 4/01/2017                                                                 681,173
               7,883,261              6% due 11/01/2033                                                              8,070,799
                 534,847              6.50% due 6/01/2016                                                              559,483
               1,481,820              7% due 10/01/2031 - 9/01/2032                                                  1,561,510
                 365,645              7.50% due 5/01/2032                                                              391,170
                                 Ginnie Mae MBS Certificates:
                 638,276              6.50% due 4/15/2032 - 6/15/2034                                                  667,045
               1,389,933              7% due 9/15/2034                                                               1,452,256
                                 Ginnie Mae Trust Series 2004-6 Class C, 4.66%
               4,600,000         due 7/16/2033                                                                       4,512,371
------------------------------------------------------------------------------------------------------------------------------
                                 TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                 (COST - $59,731,056) - 10.0%                                                       59,412,013
------------------------------------------------------------------------------------------------------------------------------


FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                FACE AMOUNT               NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE     USD   1,600,000  Ameriquest Mortgage Securities, Inc. Series 2004-R1 Class M2,
OBLIGATIONS - 8.3%                           3.60% due 2/25/2034 (b)                                                      $1,603,689
                                  4,150,000  Argent Securities, Inc. Series 2004-W11 Class A3, 3.38% due
                                             11/25/2034 (b)                                                                4,166,734
                                    443,692  Countrywide Home Loan Mortgage Pass Through Trust Series 2003-R4 Class
                                             1A1A,  2.216% due 7/25/2019                                                     442,821
                                  1,950,000  Credit-Based Asset Servicing and Securitization Series 2005-CB2 Series
                                             AV2,  3.10% due 4/25/2035                                                     1,950,000
                                  2,850,000  GE Dealer Floorplan Master Note Trust Series 2004-2 Class B,
                                             3.28% due 7/20/2009 (b)                                                       2,858,120
                                  3,915,907  Home Equity Asset Trust Series 2005-1 Class A2,  3.30%
                                             due 5/25/2035 (b)                                                             3,915,899
                                  2,200,000  Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1,
                                             3.62% due 12/25/2034 (b)                                                      2,209,114
                                             Park Place Securities, Inc. Series 2005-WCH1 (b):
                                  2,664,622      Class A1B,  3.32% due 1/25/2035                                           2,668,758
                                  2,198,001      Class A3D,  3.36% due 1/25/2035                                           2,201,434
                                    750,000  Popular ABS Mortgage Pass-Through Trust Series 2005-1 Class M2,
                                             5.507% due 5/25/2035                                                            734,766
                                  6,584,138  RMAC Plc Series 2003-NS2A Class A2C,  3.40%
                                              due 9/12/2035 (b)                                                            6,602,656
                                             Residential Asset Mortgage Products, Inc. (b):
                                  3,700,000      Series 2004-RS11 Class A2,  3.29% due 12/25/2033                          3,714,844
                                  2,650,000      Series 2005-RS3 Class AI2,  3.02% due 3/25/2035                           2,650,000
                                  1,090,000  Structured Asset Investment Loan Trust 2004-8 Class M4,  4.02% due
                                             9/25/2034 (b)                                                                 1,096,686
                                             Structured Asset Securities Corp. (b):
                                  1,823,554      Series 2002-9 Class A2,  3.32% due 10/25/2027                             1,823,938
                                  1,866,081      Series 2004-23XS Class 2A1,  3.32% due 1/25/2035                          1,869,559
                                  1,099,925  Washington Mutual Series 2005-AR2 Class B4,  3.588%
                                             due 1/25/2045 (b)                                                             1,099,925
                                  6,400,000  Wells Fargo Home Equity Trust Series 2004-2 Class A32,  3.19% due
                                             2/25/2032 (b)                                                                 6,423,416
                                    650,000  Whole Auto Loan Trust 2004-1 Class D,  5.60% due 3/15/2011                      655,541
                                                                                                                        ------------
                                                                                                                          48,687,900
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED        5,200,000  Banc of America Large Loan Series 2003-BBA2 Class A3,  3.274%
SECURITIES - 4.3%                            due 11/15/2015 (b)                                                            5,207,233
                                             Commercial Mortgage Pass-Through Certificates (b):
                                  3,950,000      Series 2003-FL8 Class A2,  2.603% due 7/15/2015 (a)                       3,954,226
                                  7,450,000      Series 2003-FL9 Class A3,  2.723% due 11/15/2015                          7,459,604
                                             Greenwich Capital Commercial Funding Corp.:
                                  2,399,504      Series 2003-FL1 Class A,  2.651% due 7/05/2018 (b)                        2,400,388
                                  4,180,000      Series 2004-GG1 Class A4,  4.755% due 6/10/2036                           4,178,591
                                  2,349,879  Nationslink Funding Corp Series 1999-2 Class A3,  7.181%
                                             due 6/20/2031                                                                 2,422,317
                                                                                                                        ------------
                                                                                                                          25,622,359
------------------------------------------------------------------------------------------------------------------------------------
                                             TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (COST -
                                             $74,109,922) - 12.6%                                                         74,310,259
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                          FACE AMOUNT                           CORPORATE BONDS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.5%      USD  1,765,000  Goodrich Corp.,  6.60% due 5/15/2009                                   $   1,886,891
                                       790,000  Raytheon Co.,  8.30% due 3/01/2010                                           907,046
                                                                                                                       -------------
                                                                                                                           2,793,937
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.4%                        643,795  American Airlines, Inc. Series 2003-1,  3.857% due 1/09/2012                 624,285
                                       600,000  Continental Airlines, Inc. Series 2002-1,  6.563% due 8/15/2013              629,762
                                       940,000  Southwest Airlines Co.,  7.875% due 9/01/2007                              1,010,051
                                                                                                                       -------------
                                                                                                                           2,264,098
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES - 1.8%                              DaimlerChrysler NA Holding Corp.:
                                     8,100,000      3.20% due 3/07/2007 (b)                                                8,100,988
                                       845,000      4.75% due 1/15/2008                                                      840,999
                                       600,000      7.75% due 1/18/2011                                                      665,240
                                       770,000  Hyundai Motor Manufacturing Alabama LLC,  5.30%
                                                due 12/19/2008 (a)                                                           771,910
                                                                                                                       -------------
                                                                                                                          10,379,137
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.4%                 2,700,000  Abgenix, Inc.,  3.50% due 3/15/2007  (f)                                   2,615,625
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 1.5%                          The Bear Stearns Cos., Inc.:
                                     1,290,000      2.43% due 1/30/2009 (b)                                                1,294,588
                                       375,000      5.70% due 11/15/2014                                                     384,985
                                     1,430,000  Credit Suisse First Boston USA, Inc.,  4.70% due 6/01/2009                 1,428,617
                                                Goldman Sachs Group, Inc.:
                                     2,545,000      5.70% due 9/01/2012                                                    2,620,077
                                     1,355,000      5.25% due 10/15/2013                                                   1,346,058
                                     1,605,000  Lehman Brothers Holdings, Inc.,  3.50% due 8/07/2008                       1,563,551
                                       285,000  Mellon Funding Corp.,  6.40% due 5/14/2011                                   308,732
                                                                                                                       -------------
                                                                                                                           8,946,608
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%                       410,000  Yara International ASA,  5.25% due 12/15/2014 (a)                            404,581
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 2.7%                580,000  Bank One Corp.,  8% due 4/29/2027                                            733,337
                                                Bank of America Corp.:
                                     1,085,000      5.875% due 2/15/2009                                                   1,134,140
                                       250,000      4.875% due 9/15/2012                                                     249,499
                                     1,250,000  Barclays Bank PLC,  8.55% (b)(d)                                           1,476,963
                                       810,000  Corporacion Andina de Fomento,  6.875% due 3/15/2012                         890,878
                                       725,000  FirstBank Puerto Rico,  7.625% due 12/20/2005                                733,951
                                     1,085,000  HSBC Bank USA NA,  5.875% due 11/01/2034                                   1,092,144
                                                HSBC Finance Corp.:
                                       905,000      6.50% due 11/15/2008                                                     959,230
                                       955,000      5.875% due 2/01/2009                                                     993,737
                                     1,785,000      6.75% due 5/15/2011                                                    1,954,098
                                       425,000  Hudson United Bancorp,  8.20% due 9/15/2006                                  445,454
                                       670,000  PNC Bank NA,  5.25% due 1/15/2017                                            660,071
                                       895,000  PNC Funding Corp.,  6.125% due 2/15/2009                                     937,007
                                       525,000  Popular North America, Inc.,  3.875% due 10/01/2008                          516,133
                                     1,535,000  Sovereign Bank,  5.125% due 3/15/2013                                      1,516,150
                                       655,000  U.S. Bancorp,  3.17% due 9/16/2005 (b)                                       655,435
                                       950,000  Wells Fargo & Co.,  5% due 11/15/2014                                        940,841
                                                                                                                       -------------
                                                                                                                          15,889,068
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES &                1,020,000  Aramark Services, Inc.,  6.375% due 2/15/2008                              1,066,971
SUPPLIES - 0.6%                      1,420,000  Cendant Corp.,  7.375% due 1/15/2013                                       1,604,202
                                       710,000  International Lease Finance Corp.,  2.95% due 5/23/2006                      698,730
                                                                                                                       -------------
                                                                                                                           3,369,903
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.3%        830,000  Alltel Corp.,  4.656% due 5/17/2007                                          835,046
                                     1,090,000  Harris Corp.,  6.35% due 2/01/2028                                         1,141,986
                                                                                                                       -------------
                                                                                                                           1,977,032
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                     (IN U.S. DOLLARS)
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                           FACE AMOUNT                           CORPORATE BONDS                                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 0.5%       USD     975,000 Capital One Bank,  5.75% due 9/15/2010                                     1,007,217
                                      610,000 Capital One Financial Corp.,  4.80% due 2/21/2012                            592,519
                                              MBNA Corp.:
                                      405,000     6.25% due 1/17/2007                                                      418,177
                                      250,000     5.625% due 11/30/2007                                                    256,251
                                      650,000     4.625% due 9/15/2008                                                     647,069
                                                                                                                     -------------
                                                                                                                         2,921,233
----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.0%         225,000 Sealed Air Corp.,  5.375% due 4/15/2008 (a)                                  228,787
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL               1,110,000 American Honda Finance Corp.,  3.39% due 10/03/2005 (a)(b)                 1,111,895
SERVICES - 4.1%                               Citigroup, Inc.:
                                    1,910,000     5.625% due 8/27/2012                                                   1,978,808
                                    1,030,000     5.85% due 12/11/2034                                                   1,048,918
                                              Ford Motor Credit Co.:
                                    2,776,000     3.379% due 9/28/2007 (b)                                               2,707,077
                                    1,125,000     7.375% due 10/28/2009                                                  1,129,916
                                    1,735,000     7.375% due 2/01/2011                                                   1,723,783
                                    1,290,000 General Electric Capital Corp.,  6.75% due 3/15/2032                       1,489,077
                                    3,914,000 General Motors Acceptance Corp.,  4.203% due 9/23/2008 (b)                 3,573,024
                                              JPMorgan Chase & Co.:
                                    1,270,000     5.75% due 1/02/2013                                                    1,319,753
                                    1,050,000     4.75% due 3/01/2015                                                    1,005,089
                                              Sigma Finance Corp. (b):
                                    4,850,000     4.939% due 8/15/2011                                                   4,850,000
                                    2,400,000     5.49% due 3/31/2014 (a)                                                2,420,719
                                                                                                                     -------------
                                                                                                                        24,358,059
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION       1,220,000 BellSouth Corp.,  6% due 11/15/2034                                        1,213,880
SERVICES - 1.6%                     2,088,000 Deutsche Telekom International Finance BV,  5.25% due 7/22/2013            2,093,957
                                    1,620,000 GTE Corp.,  6.84% due 4/15/2018                                            1,780,945
                                      840,000 Royal KPN NV,  8% due 10/01/2010                                             959,400
                                    1,105,000 TELUS Corp.,  7.50% due 6/01/2007                                          1,176,190
                                    1,032,000 Tele-Communications-TCI Group,  9.80% due 2/01/2012                        1,293,551
                                      600,000 Verizon Global Funding Corp.,  7.75% due 12/01/2030                          725,159
                                                                                                                     -------------
                                                                                                                         9,243,082
----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC                            2,120,000 AEP Texas Central Co. Series D,  5.50% due 2/15/2013 (a)                   2,162,381
UTILITIES - 3.0%                      160,000 Ameren Corp.,  4.263% due 5/15/2007                                          159,645
                                      735,000 Entergy Arkansas, Inc.,  5.66% due 2/01/2025                                 728,859
                                    1,030,000 Entergy Louisiana, Inc.,  5.09% due 11/01/2014                             1,006,681
                                    1,530,000 Exelon Generation Co. LLC,  5.35% due 1/15/2014                            1,535,609
                                    1,335,000 FirstEnergy Corp. Series B,  6.45% due 11/15/2011                          1,408,485
                                    3,350,000 PPL Capital Funding,  3.87% due 5/18/2006 (b)                              3,354,760
                                      975,000 PSEG Power LLC,  6.95% due 6/01/2012                                       1,079,091
                                              Pacific Gas & Electric Co.:
                                      378,000     3.26% due 4/03/2006 (b)                                                  378,991
                                    1,325,000     6.05% due 3/01/2034                                                    1,360,530
                                      730,000 Pepco Holdings, Inc.,  4% due 5/15/2010                                      702,304
                                      860,000 Public Service Co. of New Mexico,  4.40% due 9/15/2008                       851,329
                                    1,010,000 SPI Electricity & Gas Australia Holdings Pty Ltd.,  6.15%
                                              due 11/15/2013 (a)                                                         1,073,984
                                      235,000 Southern California Edison Co.,  3.44% due 1/13/2006 (b)                     235,399
                                      945,000 TXU Corp.,  5.55% due 11/15/2014 (a)                                         896,626
                                      620,000 Westar Energy, Inc.,  6% due 7/01/2014                                       655,218
                                                                                                                     -------------
                                                                                                                        17,589,892
----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &              2,900,000 Celestica, Inc., 3.691%** due 8/01/2020 (f)                                1,627,625
INSTRUMENTS - 0.4%                    840,000 Jabil Circuit, Inc.,  5.875% due 7/15/2010                                   867,354
                                                                                                                     -------------
                                                                                                                         2,494,979
----------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                              FACE AMOUNT                    CORPORATE BONDS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 0.1%          USD          635,000  Cadbury Schweppes US Finance LLC,  3.875%
                                                    due 10/01/2008 (a)                                                 $     621,284
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT            EUR        3,190,000  Bundesobligation Series 143,  3.50% due 10/10/2008 (1)                 4,239,134
OBLIGATIONS* - 1.5%           USD          735,000  Chile Government International Bond,  5.50% due 1/15/2013 (1)            751,243
                                                    Mexico Government International Bond (1):
                                         1,870,000      9.875% due 2/01/2010                                               2,225,300
                                         1,010,000      6.375% due 1/16/2013                                               1,047,875
                                           565,000      5.875% due 1/15/2014                                                 560,763
                                                                                                                       -------------
                                                                                                                           8,824,315
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.4%                     1,340,000  Gazprom International SA,  7.201% due 2/01/2020 (a)                    1,366,800
                                           945,000  Panhandle Eastern Pipe Line Series B,  2.75% due 3/15/2007               914,983
                                                                                                                       -------------
                                                                                                                           2,281,783
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT - U.S. - 0.2%                 1,270,000  City of Dallas, Texas,  5.25% due 2/15/2024                            1,254,506
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS &                  1,250,000  Coventry Health Care, Inc.,  5.875% due 1/15/2012 (a)                  1,250,000
SERVICES - 0.4%                            869,000  Manor Care, Inc.,  7.50% due 6/15/2006                                   899,472
                                                                                                                       -------------
                                                                                                                           2,149,472
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.0%                1,600,000  American Greetings,  6.10% due 8/01/2028                               1,668,000
                                                    DR Horton, Inc.:
                                         1,545,000      5% due 1/15/2009                                                   1,504,689
                                           680,000      6.875% due 5/01/2013                                                 705,500
                                           950,000      5.625% due 9/15/2014                                                 901,854
                                         1,355,000  KB Home,  5.75% due 2/01/2014                                          1,297,854
                                                                                                                       -------------
                                                                                                                           6,077,897
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.5%            650,000  Hutchison Whampoa International 01/11 Ltd,  7% due 2/16/2011 (a)         707,539
                                         2,075,000  Tyco International Group SA,  6.75% due 2/15/2011                      2,248,433
                                                                                                                       -------------
                                                                                                                           2,955,972
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.1%                         1,225,000  AON Corp.,  6.70% due 1/15/2007                                        1,267,866
                                           970,000  Fund American Cos., Inc.,  5.875% due 5/15/2013                          984,849
                                           600,000  Montpelier Re Holdings Ltd.,  6.125% due 8/15/2013                       612,724
                                         1,260,000  NLV Financial Corp.,  7.50% due 8/15/2033 (a)                          1,417,205
                                           425,000  North Front Pass-Through Trust,  5.81% due 12/15/2024 (a)(b)             420,732
                                           310,000  Prudential Financial, Inc.,  4.104% due 11/15/2006                       311,019
                                         1,280,000  Prudential Holdings LLC,  8.695% due 12/18/2023 (a)                    1,619,814
                                                                                                                       -------------
                                                                                                                           6,634,209
------------------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.7%                                        Clear Channel Communications, Inc.:
                                         1,285,000      5.75% due 1/15/2013                                                1,264,661
                                           695,000      5.50% due 9/15/2014                                                  663,641
                                         1,270,000  Comcast Cable Communications Holdings, Inc.,  8.375%
                                                    due 3/15/2013                                                          1,509,056
                                         1,790,000  Historic TW, Inc.,  9.125% due 1/15/2013                               2,211,749
                                         1,650,000  Lenfest Communications, Inc., 10.50% due 6/15/2006                     1,757,224
                                           550,000  Media General, Inc.,  6.95% due 9/01/2006                                565,100
                                           555,000  News America, Inc.,  6.75% due 1/09/2038                                 610,039
                                         1,085,000  Time Warner, Inc.,  7.625% due 4/15/2031                               1,274,621
                                                                                                                       -------------
                                                                                                                           9,856,091
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.2%                     965,000  Textron Financial Corp.,  2.75% due 6/01/2006                            944,636
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES &                                   Dominion Resources, Inc./VA Series B:
UNREGULATED POWER - 0.7%                 1,051,000      7.625% due 7/15/2005                                               1,063,740
                                           860,000      2.59% due 5/15/2006 (b)                                              862,065
                                                    Sempra Energy:
                                           665,000      4.621% due 5/17/2007                                                 667,636
                                           500,000      7.95% due 3/01/2010                                                  562,830
                                           490,000      6% due 2/01/2013                                                     513,413
                                           650,000  Southern Power Co. Series B,  6.25% due 7/15/2012                        698,343
                                                                                                                       -------------
                                                                                                                           4,368,027
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                         FACE AMOUNT                           CORPORATE BONDS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS - 3.1%              USD     615,000  Amerada Hess Corp.,  7.125% due 3/15/2033                               $     683,891
                                      165,000  Anadarko Finance Co. Series B,  6.75% due 5/01/2011                           181,615
                                      630,000  Consolidated Natural Gas Co.,  5% due 12/01/2014                              616,001
                                    1,265,000  Enterprise Products Operating LP,  5.60% due 10/15/2014                     1,248,466
                                      917,000  Kern River Funding Corp.,  4.893% due 4/30/2018 (a)                           914,185
                                               Kinder Morgan Energy Partners LP:
                                      755,000      5.35% due 8/15/2007                                                       763,996
                                    1,055,000      5.125% due 11/15/2014                                                   1,026,471
                                      750,000  Kinder Morgan, Inc.,  5.15% due 3/01/2015                                     730,708
                                      785,000  Midamerican Energy Holdings Co.,  5.875% due 10/01/2012                       815,249
                                      695,000  Motiva Enterprises LLC,  5.20% due 9/15/2012 (a)                              703,870
                                      825,000  Nexen, Inc.,  5.875% due 3/10/2035                                            789,096
                                    1,390,000  Occidental Petroleum Corp.,  6.75% due 1/15/2012                            1,537,733
                                    3,350,000  Pemex Project Funding Master Trust,  4.31%
                                               due 6/15/2010 (a)(b)                                                        3,417,000
                                      900,000  Pioneer Natural Resources Co.,  7.20% due 1/15/2028                         1,028,162
                                    1,100,000  Tengizchevroil Finance Co. SARL,  6.124% due 11/15/2014 (a)                 1,089,000
                                      395,000  Texaco Capital, Inc.,  8.625% due 6/30/2010                                   467,593
                                    2,110,000  Ultramar Diamond Shamrock Corp.,  6.75% due 10/15/2037                      2,435,121
                                                                                                                 -------------------
                                                                                                                          18,448,157
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.9%      1,260,000  Celulosa Arauco y Constitucion SA,  8.625% due 8/15/2010                    1,445,199
                                    2,205,000  Champion International Corp.,  6.65% due 12/15/2037                         2,466,118
                                      720,000  Inversiones CMPC SA,  4.875% due 6/18/2013 (a)                                690,736
                                      695,000  Sappi Papier Holding AG,  6.75% due 6/15/2012 (a)                             753,870
                                                                                                                 -------------------
                                                                                                                           5,355,923
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.3%              1,815,000  Wyeth,  5.50% due 3/15/2013                                                 1,844,982
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.7%                    575,000  Developers Diversified Realty Corp.,  6.625% due 1/15/2008                    601,763
                                      700,000  Health Care Property Investors, Inc.,  6.50% due 2/15/2006                    713,522
                                      775,000  Nationwide Health Properties, Inc.,  6.59% due 7/07/2038                      803,051
                                    1,995,000  Westfield Capital Corp. Ltd.,  5.125% due 11/15/2014 (a)                    1,965,023
                                                                                                                 -------------------
                                                                                                                           4,083,359
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 0.3%                    815,000  Norfolk Southern Corp.,  7.25% due 2/15/2031                                  977,349
                                               Union Pacific Corp.:
                                      490,000      7.25% due 11/01/2008                                                      533,060
                                      460,000      5.375% due 5/01/2014                                                      465,081
                                                                                                                 -------------------
                                                                                                                           1,975,490
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE - 0.2%                     1,500,000  Computer Associates International, Inc., 5.625% due 12/01/2014 (a)          1,475,211
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.4%   1,600,000  Countrywide Home Loans, Inc.,  5.625% due 7/15/2009                         1,635,859
                                      890,000  Washington Mutual, Inc.,  4.20% due 1/15/2010                                 866,100
                                                                                                                 -------------------
                                                                                                                           2,501,959
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION            706,000  AT&T Wireless Services, Inc.,  8.75% due 3/01/2031                            931,434
SERVICES - 0.6%                     1,190,000  America Movil SA de C.V.,  6.375% due 3/01/2035                             1,076,693
                                    1,100,000  Sprint Capital Corp.,  8.75% due 3/15/2032                                  1,427,097
                                                                                                                 -------------------
                                                                                                                           3,435,224
------------------------------------------------------------------------------------------------------------------------------------
                                               TOTAL CORPORATE BONDS (COST - $189,239,091) - 32.2%                       190,564,518
------------------------------------------------------------------------------------------------------------------------------------
                                                                     PREFERRED SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                        CAPITAL TRUSTS
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.1%               665,000  BAC Capital Trust VI,  5.625% due 3/08/2035                                   636,713
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.1%             585,000  Alabama Power Capital Trust V,  5.50% due 10/01/2042 (b)                      593,811
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS - 0.1%                      660,000  Pemex Project Funding Master Trust,  7.375% due 12/15/2014                    706,200
------------------------------------------------------------------------------------------------------------------------------------
                                               TOTAL CAPITAL TRUSTS (COST - $1,938,252) - 0.3%                             1,936,724
------------------------------------------------------------------------------------------------------------------------------------


FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            PREFERRED SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                               SHARES HELD                           PREFERRED STOCKS                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.3%                         149  DG Funding Trust, 5.34% (a)                                        $  1,607,338
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.3%            38,800  Fannie Mae, 7%                                                        2,146,125
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL PREFERRED STOCKS (COST - $3,797,786) - 0.6%                     3,753,463
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                        FACE AMOUNT                            TRUST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.7%        USD     3,685,000  RC Trust I,  7% due 5/15/2006                                         3,763,669
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL TRUST PREFERRED (COST - $3,817,393) - 0.7%                      3,763,669
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL PREFERRED SECURITIES (COST - $9,553,431) - 1.6%                 9,453,856
------------------------------------------------------------------------------------------------------------------------------------
                                                                            SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER*** - 21.3%               2,400,000  ABBOTT LABORATORIES,  2.57% due 4/05/2005                             2,399,143
                                          5,600,000  CBA (Delaware) Finance Inc.,  2.77% due 4/26/2005                     5,588,797
                                          9,000,000  E.I. du Pont de Nemours & Co.,  2.61% due 4/13/2005                   8,991,517
                                         21,400,000  First Data Corp.,  2.72% due 4/01/2005                               21,398,383
                                         20,000,000  PFIZER INC,  2.73% due 4/26/2005                                     19,960,567
                                          8,000,000  Province of Quebec,  2.74% due 4/18/2005                              7,989,040
                                         20,000,000  Rabobank USA Financial Corp.,  2.69% due 4/13/2005                   19,980,572
                                         14,448,000  Thunder Bay Funding LLC,  2.61% due 4/11/2005                        14,436,478
                                         25,000,000  UBS SECURITIES,  2.75% due 4/18/2005                                 24,965,625
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL SHORT-TERM SECURITIES (COST - $125,710,122) - 21.3%           125,710,122
------------------------------------------------------------------------------------------------------------------------------------
                                          NUMBER OF
                                          CONTRACTS
                                                                              OPTIONS PURCHASED
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED                         46##  London InterBank Offered Rate (LIBOR) Linked Floor, expiring
                                                     April 2005 at 1.5%, Broker JPMorgan Chase Bank                              460
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL OPTIONS PURCHASED (PREMIUMS PAID - $27,600) - 0.0%                    460
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS  (COST - $615,963,446) - 104.6%                   618,062,159
------------------------------------------------------------------------------------------------------------------------------------
                                                                               OPTIONS WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN                            4##  Swaption, expiring March 2010 at 1.05%,
                                                     Broker Lehman Brothers Special Finance (e)                                (583)
                                               14##  Swaption, expiring January 2015 at 5.14%,
                                                     Broker Deutsche Bank AG London (e)                                    (451,262)
                                             96,500  U.S. Treasury Bonds, expiring May 2005 at USD 111.61,
                                                     Broker Greenwich Capital Markets Inc.                                  (77,653)
                                                                                                                        ------------
                                                                                                                           (529,498)
------------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS WRITTEN                             4##  Swaption, expiring March 2010 at 1.05%,
                                                     Broker Lehman Brothers Special Finance (e)                             (21,885)
                                               14##  Swaption, expiring January 2015 at 5.14%,
                                                     Broker Deutsche Bank AG London (e)                                    (451,262)
                                                411  U.S. Treasury Bond Future, expiring May 2005 at USD 108,
                                                      Broker Greenwich Capital Markets Inc.                                (166,969)
                                                                                                                        ------------
                                                                                                                           (640,116)
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED - $1,361,625) - 0.2%       (1,169,614)
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                     (COST - $614,601,821++)  - 104.4%                                   616,892,545
                                                     LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4%)                     (25,884,149)
                                                                                                                        ------------
                                                     NET ASSETS - 100.0%                                                $591,008,396
                                                                                                                        ============



FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

   *      Corresponding industry groups for foreign securities:
          (1)  Government Entity.
  ** Represents a zero coupon; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
  *** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
   + Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
  ++ The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

          Aggregate cost                    $    614,990,206
                                           ==================
          Gross unrealized appreciation     $      5,672,632
          Gross unrealized depreciation           (3,770,293)
                                           ------------------
          Net unrealized appreciation       $      1,902,339
                                           ==================

   # For Fund compliance purposes, "Industry" means any one of more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
  ##      One contract represents a notional amount of $1,000,000.
  (a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
  (b)     Floating rate note.
  (c) All or a portion of security held as collateral in connection with open financial futures contracts.
  (d)     The security is a perpetual bond and has no stated maturity date.
  (e) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.
  (f)     Convertible Security.
          Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1040) were as follows:

          ------------------------------------------------------------------------------
          AFFILIATE                                    NET ACTIVITY   DIVIDEND INCOME
          ------------------------------------------------------------------------------
          Merrill Lynch Premier Institutional Fund      $ (2,310,000)           $ 1,075
          ------------------------------------------------------------------------------

          Financial futures contracts purchased as of March 31, 2005 were as follows:

          ----------------------------------------------------------------------------------------------
           NUMBER OF                                    EXPIRATION         FACE           UNREALIZED
           CONTRACTS                ISSUE                  DATE            VALUE         DEPRECIATION
          ----------------------------------------------------------------------------------------------
               18         5-Year U.S. Treasury Note     June 2005      $    1,934,943    $     (7,256)
          ----------------------------------------------------------------------------------------------

          Financial futures contracts sold as of March 31, 2005 were as follows:

          ----------------------------------------------------------------------------------------------
           NUMBER OF                                    EXPIRATION         FACE           UNREALIZED
           CONTRACTS                ISSUE                  DATE            VALUE         DEPRECIATION
          ----------------------------------------------------------------------------------------------
              142        2-Year U.S. Treasury Note      June 2005      $   29,449,073    $     70,604
              378        10-Year U.S. Treasury Note     June 2005      $   41,338,367    $     35,961
          ----------------------------------------------------------------------------------------------
          TOTAL UNREALIZED APPRECIATION - NET                                            $    106,565
                                                                                        ================

          Forward foreign exchange contracts as of March 31, 2005 were as follows:

          ----------------------------------------------------------
            FOREIGN                        SETTLEMENT   UNREALIZED
          CURRENCY SOLD                    DATE        DEPRECIATION
          ----------------------------------------------------------
              EUR            3,302,317     April 2005   $ (29,961)
          ----------------------------------------------------------
          Total Unrealized Depreciation on Forward
          Foreign Exchange Contracts - Net
          (USD Commitment - $4,262,598)                 $ (29,961)
                                                      ==============

          Currency Abbreviations:
              EUR      Euro
              USD      U.S. Dollar

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------
          Swaps outstanding as of March 31, 2005 were as follows:


                                                                             NOTIONAL         UNREALIZED
                                                                              AMOUNT         APPRECIATION
          -----------------------------------------------------------------------------------------------
          Receive (pay) a variable return based on the change in the
          Lehman Brothers MBS Fixed Rate Index Total Return and pay
          floating rate based on 1-month USD LIBOR, minus .12%
             Broker, UBS Warburg
             Expires April 2005                                            $ 12,100,000        -

          Receive (pay) a variable return based on the change in the
          Lehman Brothers MBS Fixed Rate Index Total Return and pay
          floating rate based on 1-month USD LIBOR, minus .10%
             Broker, UBS Warburg
             Expires June 2005                                             $ 16,850,000        -

          Receive (pay) a variable return based on the change in the
          Lehman Brothers MBS Fixed Rate Index Total Return and pay
          floating rate based on 1-month USD LIBOR, minus .105%
             Broker, UBS Warburg
             Expires July 2005                                             $ 15,850,000        -

          Receive (pay) a variable return based on the change in the
          Lehman Brothers MBS Fixed Rate Index Total Return and pay
          floating rate based on 1-month USD LIBOR, minus .10%
             Broker, Lehman Brothers Special Finance
             Expires August 2005                                           $ 36,200,000        -

          Receive (pay) a variable return based on the change in the
          Lehman Brothers CMBS Investment Grade Index Total Return
          and pay floating rate based on 1-month USD LIBOR, minus .14%
             Broker, UBS Warburg
             Expires August 2005                                            $ 8,400,000        -

          Receive (pay) a variable return based on the change in the
          Lehman Brothers MBS Fixed Rate Index Total Return and pay
          floating rate based on 1-month USD LIBOR, minus .10%
             Broker, Lehman Brothers Special Finance
             Expires September 2005                                        $ 38,700,000        -

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                                           UNREALIZED
                                                                         NOTIONAL         APPRECIATION
                                                                          AMOUNT         (DEPRECIATION)
          ----------------------------------------------------------------------------------------------
          Receive (pay) a variable return based on the change in the
          Lehman Brothers U.S. Treasury Index Total Return and pay
          floating rate based on 1-month USD LIBOR, minus .15%
             Broker, Lehman Brothers Special Finance
             Expires November 2005                                         $ 35,600,000        -

          Receive (pay) a variable return based on the change in the
          Lehman Brothers U.S. Treasury Index Total Return and pay
          floating rate based on 1-month USD LIBOR, minus .15%
             Broker, Lehman Brothers Special Finance
             Expires February 2006                                         $ 36,400,000        -

          Bought credit default protection on Aon Corp. Inc and
          pay .37%
             Broker, Morgan Stanley Capital Services Inc.
             Expires January 2007                                           $ 1,345,000    $   (5,164)

          Receive a floating rate based on 3-month USD LIBOR, and
          pay a fixed rate of 2.8025%
             Broker, JPMorgan Chase Bank
             Expires January 2007                                           $ 1,345,000        33,403

          Bought credit default protection on Weyerhauser Co. and
          pay .73%
             Broker, Morgan Stanley Capital Services Inc.
             Expires September 2008                                         $ 1,980,000       (29,290)

          Sold credit default protection on Sprint Corporation and
          receive 1.50%
             Broker, Morgan Stanley Capital Services Inc.
             Expires September 2008                                         $ 1,980,000        74,414

          Sold credit default protection on Comcast Cable
          Communications, Inc. and receive 1.15%
             Broker, Morgan Stanley Capital Services Inc.
             Expires September 2008                                         $ 1,980,000        54,886

          Pay 3.875% on Treasury Inflation Protected Securities (TIPS)
          adjusted principal and receive a fixed rate of 3.401%
             Broker, JPMorgan Chase Bank
             Expires January 2009                                           $ 4,062,000       (86,192)

          Sold credit default protection on Raytheon Co. and receive
          .73%
             Broker, JPMorgan Chase Bank
             Expires March 2009                                               $ 770,000       (11,689)

          Bought credit default protection on Boeing Capital Corp. and pay .48%
             Broker, JPMorgan Chase Bank
             Expires March 2009                                               $ 770,000        (6,445)

          Sold credit default protection on Nextel Communications Inc.
          and receive 1.72%
             Broker, JPMorgan Chase Bank
             Expires September 2009                                         $ 1,365,000        63,235

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                                           UNREALIZED
                                                                         NOTIONAL         APPRECIATION
                                                                          AMOUNT         (DEPRECIATION)
          ----------------------------------------------------------------------------------------------
          Sold credit default protection on Dow Jones CDX North
          America Investment Grade High Volatility Index Series 2
          and receive .60%
             Broker, Morgan Stanley Capital Services Inc.
             Expires September 2009                                         $ 5,380,000    $   17,754

          Bought credit default protection on Hewlett-Packard Co.
          and pay .31%
             Broker, Lehman Brothers Special Finance
             Expires December 2009                                          $ 1,375,000          (153)

          Bought credit default protection on Petroleos Mexicanos
          SA and pay 1.09%
             Broker, Lehman Brothers Special Finance
             Expires December 2009                                          $ 2,720,000         2,921

          Sold credit default protection on Computer Associates
          International Inc. and receive .83%
             Broker, Lehman Brothers Special Finance
             Expires December 2009                                          $ 1,375,000        14,088

          Sold credit default protection on Mexico Government
          International Bond and receive .92%
             Broker, Lehman Brothers Special Finance
             Expires December 2009                                          $ 2,720,000        (9,479)

          Receive a floating rate based on 3-month USD LIBOR,
          plus .50%, which is capped at a fixed coupon of 6%
          until 11/18/2007 and 6.5% through expiration and pay
          a floating rate based on 3-month USD LIBOR
             Broker, Lehman Brothers Special Finance
             Expires November 2010                                         $ 29,000,000       (18,979)

          Pays 3.50% on TIPS adjusted principal and receive a
          fixed rate of 4.17%
             Broker, Morgan Stanley Capital Services Inc.
             Expires January 2011                                           $ 3,500,000      (154,579)

          Sold credit default protection on Dana Corporation and
          receive 1.55%
             Broker, UBS Warburg
             Expires September 2011                                           $ 680,000       (45,335)

          Sold credit default protection on Dana Corporation and
          receive 1.56%
             Broker, UBS Warburg
             Expires September 2011                                         $ 1,370,000       (90,653)
          ----------------------------------------------------------------------------------------------
          Total                                                                            $ (197,257)
                                                                                        ================

FAM VARIABLE SERIES FUNDS, INC. -- MERCURY DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
                                        FACE                                                INTEREST     MATURITY
                                       AMOUNT               ISSUE                             RATE*         DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 1.0%        $ 2,844,000   Fifth Third Bank, Cayman                    6.625%  11/15/2005   $   2,898,318
---------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL CERTIFICATES OF DEPOSIT
                                                   (COST - $2,906,316)                                                  2,898,318
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 51.5%               9,071,000   CAFCO, LLC                                  2.82     5/09/2005       9,043,999
                                       8,000,000   CRC Funding, LLC                            2.83     5/11/2005       7,974,844
                                         860,000   Chariot Funding LLC                         2.73     4/08/2005         859,543
                                       2,529,000   Chariot Funding LLC                         2.80     4/21/2005       2,525,066
                                      10,000,000   Ciesco, LLC                                 2.80     5/05/2005       9,973,555
                                       4,000,000   Ciesco, LLC                                 2.75     5/10/2005       3,987,823
                                       7,252,000   Citigroup Global Markets Holdings Inc.      2.76     5/09/2005       7,230,872
                                      11,122,000   Clipper Receivables Company, LLC            2.75     4/13/2005      11,111,842
                                       3,233,000   Dorada Finance Inc.                         2.69     5/09/2005       3,223,445
                                       5,890,000   Dorada Finance Inc.                         2.76     5/17/2005       5,868,400
                                       3,000,000   Dorada Finance Inc.                         3.00     6/16/2005       2,980,878
                                       5,000,000   Edison Asset Securitization, LLC            2.88     8/08/2005       4,943,430
                                       7,601,000   Falcon Asset Securitization Corp.           2.77     4/11/2005       7,595,151
                                       5,000,000   General Electric Capital Corp.              2.87     8/02/2005       4,946,210
                                       2,485,000   Goldman Sachs Group, Inc.                   2.77     4/29/2005       2,479,627
                                       7,000,000   International Lease Finance Corp.           2.75     5/12/2005       6,977,411
                                       5,445,000   International Lease Finance Corp.           2.75     5/13/2005       5,426,978
                                       7,000,000   Jupiter Securitization Corp.                2.69     4/11/2005       6,994,556
                                       7,000,000   New Center Asset Trust                      2.80     4/11/2005       6,994,556
                                       6,146,000   New Center Asset Trust                      2.75     4/14/2005       6,139,897
                                      10,000,000   Pfizer Inc.                                 2.67     5/03/2005       9,975,467
                                       5,929,000   Preferred Receivables Funding Corp.         2.76     4/18/2005       5,921,272
                                       7,500,000   Variable Funding Capital Corp.              2.75     4/06/2005       7,497,135
                                       6,924,000   White Pine Corporation                      2.80     4/29/2005       6,908,921
                                       4,000,000   White Pine Corporation                      2.78     5/17/2005       3,985,331
---------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL COMMERCIAL PAPER
                                                   (COST - $151,580,012)                                              151,566,209
---------------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS - 8.7%              5,000,000   Allstate Life Insurance Co. (a)(b)          2.79    11/01/2005       5,000,000
                                       5,000,000   Metropolitan Life Insurance Co. (a)(b)      2.80     4/01/2005       5,000,000
                                      10,500,000   Monumental Life Insurance Co. (a)(b)        2.85    11/21/2005      10,500,000
                                       5,000,000   New York Life Insurance Co. (a)(b)          2.91     5/27/2005       5,000,000
---------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL FUNDING AGREEMENTS
                                                   (COST - $25,500,000)                                                25,500,000
---------------------------------------------------------------------------------------------------------------------------------
MASTER NOTES - 0.8%                    2,300,000   Beta Finance Inc.                           3.45     1/05/2006       2,300,000
---------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL MASTER NOTES
                                                   (COST - $2,296,954)                                                  2,300,000
---------------------------------------------------------------------------------------------------------------------------------
MEDIUM TERM NOTES - 12.8%              2,000,000   Citigroup Global Markets Inc. (a)           6.75    12/01/2005       2,039,746
                                       8,695,000   General Electric Capital Corp. (a)          2.93     4/17/2006       8,695,000
                                       4,100,000   Goldman Sachs Group, Inc. (a)               2.80     4/14/2006       4,100,000
                                       1,500,000   MetLife Funding, Inc. (a)                   2.736    4/06/2006       1,500,000
                                       1,750,000   MetLife Funding, Inc. (a)                   2.85     4/13/2006       1,750,000
                                       5,800,000   Morgan Stanley (a)                          2.93     8/15/2005       5,800,000
                                       1,500,000   Morgan Stanley (a)                          2.75     4/04/2006       1,500,000
                                       1,700,000   Morgan Stanley (a)                          2.89     4/27/2006       1,700,000
                                       1,900,000   Pfizer Inc. (a)                             2.69    11/04/2005       1,900,000
                                       2,700,000   Procter & Gamble Co. (a)                    2.93     4/10/2006       2,700,000
                                       6,000,000   Sigma Finance Inc. (a)                      2.815    5/05/2005       5,999,916
---------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL MEDIUM-TERM NOTES
                                                   (COST - $37,692,100)                                                37,684,662
---------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. -- MERCURY DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
                                        FACE                                                INTEREST     MATURITY
                                       AMOUNT               ISSUE                             RATE*         DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY &             $ 6,901,000   Fannie Mae                                   2.85%   8/19/2005   $   6,818,609
INSTRUMENTALITY OBLIGATIONS -
DISCOUNT - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL U.S. GOVERNMENT AGENCY &
                                                   INSTRUMENTALITY OBLIGATIONS - DISCOUNT
                                                   (COST - $6,824,514)                                                  6,818,609
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY &               3,000,000   Fannie Mae                                  1.61     5/13/2005       2,995,604
INSTRUMENTALITY OBLIGATIONS -          2,000,000   Fannie Mae                                  1.75     5/23/2005       1,996,433
NON-DISCOUNT - 21.2%                   1,500,000   Fannie Mae                                  7.00     7/15/2005       1,516,728
                                       4,050,000   Fannie Mae                                  1.875    9/15/2005       4,024,643
                                       5,275,000   Fannie Mae (a)                              2.84    12/09/2005       5,272,467
                                       1,250,000   Fannie Mae                                  2.25     2/28/2006       1,234,063
                                       1,000,000   Fannie Mae                                  3.00     9/20/2006         986,911
                                       5,100,000   Federal Farm Credit Banks (a)               2.77     2/21/2006       5,099,090
                                      11,275,000   Federal Home Loan Banks                     1.625    4/15/2005      11,270,310
                                       1,700,000   Federal Home Loan Banks                     1.42     6/30/2005       1,693,195
                                       2,500,000   Federal Home Loan Banks                     1.75     8/15/2005       2,488,157
                                       4,000,000   Federal Home Loan Banks                     1.50     8/26/2005       3,975,692
                                       5,000,000   Federal Home Loan Banks (a)                 2.656    5/10/2006       4,997,885
                                       5,000,000   Federal Home Loan Banks (a)                 2.728    5/19/2006       4,997,965
                                       4,000,000   Federal Home Loan Banks (a)                 2.74     8/21/2006       3,996,691
                                       1,000,000   Federal Home Loan Banks                     3.45     1/10/2007         991,508
                                          55,000   Freddie Mac                                 1.75     5/15/2005          54,917
                                       2,200,000   Freddie Mac                                 4.25     6/15/2005       2,205,265
                                       1,300,000   Freddie Mac                                 2.29    10/28/2005       1,291,573
                                       1,300,000   Freddie Mac                                 2.41    11/04/2005       1,292,130
---------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL U.S. GOVERNMENT AGENCY &
                                                   INSTRUMENTALITY OBLIGATIONS -
                                                   NON-DISCOUNT
                                                   (COST - $62,506,902)                                                62,381,227
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.7%           5,062,000   UBS Warburg Corp. LLC, purchased on
                                                   3/31/2005 to yield 2.84% to
                                                   4/01/2005, repurchase price
                                                   $5,062,399, collateralized by Fannie
                                                   Mae, 1.75% to 4.375% due 6/16/2006 to
                                                   7/17/2013                                                            5,062,000
---------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL REPURCHASE AGREEMENTS
                                                   (COST - $5,062,000)                                                  5,062,000
---------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL INVESTMENTS
                                                   (COST - $294,368,798**) - 100.0%                                   294,211,025
                                                   LIABILITIES IN EXCESS OF OTHER
                                                   ASSETS - 0.0%                                                          (66,472)
                                                                                                                    -------------
                                                   NET ASSETS - 100.0%                                               $294,144,553
                                                                                                                    =============

* Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates on variable rate securities are adjusted periodically based upon appropriate indexes: the interest rates shown are the rates in effect at March 31, 2005.

** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $294,368,798
                                                                   ============
      Gross unrealized appreciation                                $      5,608
      Gross unrealized depreciation                                    (163,381)
                                                                   ------------
      Net unrealized depreciation                                  $   (157,773)
                                                                   ============

(a)   Variable rate notes.

FAM VARIABLE SERIES FUNDS, INC. -- MERCURY DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

(b) Restricted securities as to resale, representing 8.7% of net assets, were as follows:

      ----------------------------------------------------------------------------------------------------
      ISSUE                                                   ACQUISITION DATE       COST         VALUE
      ----------------------------------------------------------------------------------------------------
      Allstate Life Insurance Co., 2.79% due 11/01/2005 *        11/01/2004      $ 5,000,000   $ 5,000,000
      Metropolitan Life Insurance Co., 2.80% due 4/1/2005 *      4/01/2004         5,000,000     5,000,000
      Monumental Life Insurance Co., 2.85% due 11/21/2005 *      10/25/2004       10,500,000    10,500,000
      New York Life Insurance Co., 2.91% due 5/27/2005 *         5/28/2004         5,000,000     5,000,000
      ----------------------------------------------------------------------------------------------------
      TOTAL                                                                      $25,500,000   $25,500,000
                                                                                 ===========   ===========

      *     Variable rate notes.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.7%                           43,000  Boeing Co.                                               $    2,513,780
                                                     39,600  Lockheed Martin Corp.                                         2,417,976
                                                                                                                      --------------
                                                                                                                           4,931,756
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 1.6%                                     56,400  PepsiCo, Inc.                                                 2,990,892
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.5%                                 57,400  Celgene Corp. (e)                                             1,954,470
                                                    127,100  Gilead Sciences, Inc. (e)                                     4,550,180
                                                                                                                      --------------
                                                                                                                           6,504,650
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 1.2%                               31,200  Franklin Resources, Inc.                                      2,141,880
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 7.9%                                     48,400  Air Products & Chemicals, Inc.                                3,063,236
                                                     98,000  The Dow Chemical Co. (c)                                      4,885,300
                                                     57,300  E.I. du Pont de Nemours & Co.                                 2,936,052
                                                     64,300  Praxair, Inc.                                                 3,077,398
                                                     10,300  Sigma-Aldrich Corp.                                             630,875
                                                                                                                      --------------
                                                                                                                          14,592,861
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 2.5%                              59,400  Bank of America Corp.                                         2,619,540
                                                     67,900  U.S. Bancorp                                                  1,956,878
                                                                                                                      --------------
                                                                                                                           4,576,418
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.2%                     202,000  Corning, Inc. (e)                                             2,248,260
                                                     66,900  Telefonaktiebolaget LM Ericsson (d)                           1,886,580
                                                                                                                      --------------
                                                                                                                           4,134,840
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 0.9%                              71,000  MBNA Corp.                                                    1,743,050
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%                43,100  Citigroup, Inc.                                               1,936,914
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 7.5%                   48,600  Baker Hughes, Inc.                                            2,162,214
                                                     26,900  Grant Prideco, Inc. (e)                                         649,904
                                                     65,800  Halliburton Co.                                               2,845,850
                                                     19,500  National Oilwell Varco, Inc. (e)                                910,650
                                                     59,000  Schlumberger Ltd. (c)                                         4,158,320
                                                     62,800  Transocean, Inc. (e)                                          3,231,688
                                                                                                                      --------------
                                                                                                                          13,958,626
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 2.2%                                 65,500  McCormick & Co., Inc.                                         2,255,165
                                                     29,100  Wm. Wrigley Jr. Co.                                           1,908,087
                                                                                                                      --------------
                                                                                                                           4,163,252
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 11.6%             72,400  Alcon, Inc.                                                   6,464,596
                                                    107,100  Boston Scientific Corp. (e)                                   3,136,959
                                                     24,300  Fisher Scientific International (e)                           1,383,156
                                                     72,100  Medtronic, Inc.                                               3,673,495
                                                     52,200  St. Jude Medical, Inc. (e)                                    1,879,200
                                                     61,000  Varian Medical Systems, Inc. (c)(e)                           2,091,080
                                                     23,700  Waters Corp. (e)                                                848,223
                                                     26,700  Zimmer Holdings, Inc. (e)                                     2,077,527
                                                                                                                      --------------
                                                                                                                          21,554,236
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 5.8%              52,200  Caremark Rx, Inc. (e)                                         2,076,516
                                                     48,700  UnitedHealth Group, Inc.                                      4,645,006
                                                     31,700  WellPoint, Inc. (e)                                           3,973,595
                                                                                                                      --------------
                                                                                                                          10,695,117
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 8.8%                 40,300  Carnival Corp.                                                2,087,943
                                                     56,400  Marriott International, Inc. Class A                          3,770,904
                                                     52,100  Starbucks Corp. (e)                                           2,691,486
                                                     50,100  Starwood Hotels & Resorts Worldwide, Inc.                     3,007,503
                                                      7,800  Station Casinos, Inc.                                           526,890
                                                     34,300  Wynn Resorts Ltd. (c)(e)                                      2,323,482
                                                     36,600  Yum! Brands, Inc.                                             1,896,246
                                                                                                                      --------------
                                                                                                                          16,304,454
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 2.5%                            86,400  Procter & Gamble Co. (c)                                      4,579,200
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES - 2.4%                                   77,400  Accenture Ltd. Class A (e)                               $    1,869,210
                                                     50,100  First Data Corp.                                              1,969,431
                                                     25,900  Hewitt Associates, Inc. Class A (e)                             688,940
                                                                                                                      --------------
                                                                                                                           4,527,581
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 12.0%                    111,100  3M Co.                                                        9,520,159
                                                    355,400  General Electric Co.                                         12,815,724
                                                                                                                      --------------
                                                                                                                          22,335,883
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 2.0%                 109,400  Yahoo!, Inc. (e)                                              3,708,660
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY - 2.1%                                     21,100  Caterpillar, Inc.                                             1,929,384
                                                     29,300  Deere & Co.                                                   1,966,909
                                                                                                                      --------------
                                                                                                                           3,896,293
------------------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.2%                                         77,200  Walt Disney Co.                                               2,217,956
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS - 0.3%                                      8,600  Ashland, Inc.                                                   580,242
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS - 1.2%                             52,400  Avon Products, Inc.                                           2,250,056
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.1%                              113,700  Johnson & Johnson                                             7,636,092
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE - 4.6%                                     348,800  Microsoft Corp.                                               8,430,496
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.7%                              98,300  Staples, Inc.                                                 3,089,569
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.0%              32,500  Coach, Inc. (e)                                               1,840,475
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 1.5%                    40,300  Doral Financial Corp.                                           882,167
                                                     48,100  Washington Mutual, Inc.                                       1,899,950
                                                                                                                      --------------
                                                                                                                           2,782,117
------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%              14,600  MSC Industrial Direct Co. Class A                               446,176
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN COMMON STOCKS
                                                               (COST - $165,052,742) - 96.2%                             178,549,742
------------------------------------------------------------------------------------------------------------------------------------
                                                 BENEFICIAL
                                                   INTEREST  SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                 $5,110,796  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                               Series I (a)                                                5,110,796
                                                  9,613,550  Merrill Lynch Liquidity Series, LLC Money Market
                                                               Series (a)(b)                                               9,613,550
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                               (COST - $14,724,346) - 8.0%                                14,724,346
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS (COST - $179,777,088**) - 104.2%          193,274,088
                                                             LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2%)              (7,745,510)
                                                                                                                      --------------
                                                             NET ASSETS - 100.0%                                      $  185,528,578
                                                                                                                      ==============

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                       $181,312,900
                                           ============
      Gross unrealized appreciation        $ 18,642,716
      Gross unrealized depreciation          (6,681,528)
                                           ------------
      Net unrealized appreciation          $ 11,961,188
                                           ============

      FAM VARIABLE SERIES FUNDS, INC. - MERCURY FUNDAMENTAL GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
      --------------------------------------------------------------------------

(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                            NET         INTEREST
      AFFILIATE                                           ACTIVITY        INCOME
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                             $(1,801,736)    $ 37,291
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                             $ 1,598,850     $  2,029
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

(c)   Security, or a portion of security, is on loan.

(d)   Depositary Receipts.

(e)   Non-income producing security.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 1.1%       FOOD PRODUCTS - 0.1%                        494,000 Burns Philp & Co., Ltd. (m)             $        389,777
                       -------------------------------------------------------------------------------------------------------------
                       METALS & MINING - 0.9%                      196,000 BHP Billiton Ltd.                              2,709,377
                                                                    62,000 Rio Tinto Ltd.                                 2,164,921
                                                                   218,000 WMC Resources Ltd.                             1,344,013
                                                                                                                   -----------------
                                                                                                                          6,218,311
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.1%                             25,000 Woodside Petroleum Ltd.                          469,932
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN AUSTRALIA               7,078,020
------------------------------------------------------------------------------------------------------------------------------------
BELGIUM - 0.1%         DIVERSIFIED TELECOMMUNICATION
                       SERVICES - 0.1%                              17,140 Belgacom SA (m)                                  710,603
                       -------------------------------------------------------------------------------------------------------------
                       LEISURE EQUIPMENT &
                       PRODUCTS - 0.0%                               6,149 AGFA-Gevaert NV                                  215,691
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN BELGIUM                   926,294
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 0.9%          BEVERAGES - 0.1%                             18,469 Cia de Bebidas das Americas (l)                  533,569
                       -------------------------------------------------------------------------------------------------------------
                       METALS & MINING - 0.4%                       23,040 Cia Siderurgica Nacional SA (l)                  555,264
                                                                    68,520 Cia Vale do Rio Doce (l)(m)                    1,820,576
                                                                     7,500 Cia Vale do Rio Doce (l)                         237,075
                                                                                                                   -----------------
                                                                                                                          2,612,915
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.4%                             49,100 Petroleo Brasileiro SA (l)                     2,169,238
                       -------------------------------------------------------------------------------------------------------------
                       PAPER & FOREST
                       PRODUCTS - 0.0%                              20,250 Votorantim Celulose e Papel SA (l)               263,250
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN BRAZIL                  5,578,972
------------------------------------------------------------------------------------------------------------------------------------
CANADA - 0.6%          COMMUNICATIONS
                       EQUIPMENT - 0.2%                            564,428 Nortel Networks Corp. (m)                      1,540,888
                       -------------------------------------------------------------------------------------------------------------
                       METALS & MINING - 0.2%                       79,400 Placer Dome, Inc.                              1,287,868
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.1%                              9,100 Petro-Canada                                     528,392
                                                                     4,600 Talisman Energy, Inc.                            157,370
                                                                                                                   -----------------
                                                                                                                            685,762
                       -------------------------------------------------------------------------------------------------------------
                       ROAD & RAIL - 0.1%                           13,800 CP Railway Limited (USD)                         496,386
                                                                     6,000 Canadian Pacific Railway Ltd.                    216,969
                                                                                                                   -----------------
                                                                                                                            713,355
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN CANADA                  4,227,873
------------------------------------------------------------------------------------------------------------------------------------
CHILE - 0.1%           ELECTRIC
                       UTILITIES - 0.1%                             18,300 Empresa Nacional de Electricidad
                                                                           SA (l)                                           364,353
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN CHILE                     364,353
------------------------------------------------------------------------------------------------------------------------------------
CHINA - 0.0%           AUTOMOBILES - 0.0%                          514,000 Denway Motors Ltd.                               181,233
                       -------------------------------------------------------------------------------------------------------------
                       INSURANCE - 0.0%                              7,200 China Life Insurance Co. Ltd. (l)(m)             191,448
                                                                    86,000 Ping An Insurance Group Co. of
                                                                           China Ltd. (m)                                   136,178
                                                                                                                   -----------------
                                                                                                                            327,626
                       -------------------------------------------------------------------------------------------------------------
                       TRANSPORTATION
                       INFRASTRUCTURE - 0.0%                       162,000 Hainan Meilan International
                                                                           Airport Co., Ltd.                                103,336
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN CHINA                     612,195
------------------------------------------------------------------------------------------------------------------------------------
CZECH REPUBLIC - 0.0%  COMMERCIAL BANKS - 0.0%                       6,400 Komercni Banka AS                                304,413
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN THE
                                                                           CZECH REPUBLIC                                   304,413
------------------------------------------------------------------------------------------------------------------------------------
DENMARK - 0.1%         COMMERCIAL BANKS - 0.1%                      14,044 Danske Bank A/S                                  408,541
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN DENMARK                   408,541
------------------------------------------------------------------------------------------------------------------------------------
FINLAND - 0.1%         COMMUNICATIONS
                       EQUIPMENT - 0.1%                             24,300 Nokia OYJ (l)                                    374,949
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN FINLAND                   374,949
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
FRANCE - 1.0%          AUTOMOBILES - 0.1%                           12,093 Peugeot SA                              $        770,429
                       -------------------------------------------------------------------------------------------------------------
                       COMMERCIAL BANKS - 0.2%                      14,755 BNP Paribas                                    1,047,984
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION &
                       ENGINEERING - 0.0%                            4,328 Vinci SA                                         625,486
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION
                       MATERIALS - 0.0%                              2,718 Lafarge SA                                       234,845
                       -------------------------------------------------------------------------------------------------------------
                       FOOD & STAPLES
                       RETAILING - 0.1%                              8,467 Carrefour SA                                     450,508
                       -------------------------------------------------------------------------------------------------------------
                       HOTELS, RESTAURANTS &
                       LEISURE - 0.1%                                9,840 Accor SA                                         482,895
                       -------------------------------------------------------------------------------------------------------------
                       METALS & MINING - 0.1%                       23,793 Arcelor                                          545,163
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.3%                              6,730 Total SA                                       1,578,765
                       -------------------------------------------------------------------------------------------------------------
                       PHARMACEUTICALS - 0.1%                        5,269 Sanofi-Aventis                                   445,452
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN FRANCE                  6,181,527
------------------------------------------------------------------------------------------------------------------------------------
GERMANY - 0.8%         AIR FREIGHT &
                       LOGISTICS - 0.1%                             32,746 Deutsche Post AG                                 801,371
                       -------------------------------------------------------------------------------------------------------------
                       AUTO COMPONENTS - 0.1%                        9,300 Continental AG                                   723,148
                       -------------------------------------------------------------------------------------------------------------
                       AUTOMOBILES - 0.1%                            6,896 DaimlerChrysler AG                               309,470
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION &
                       ENGINEERING - 0.1%                           17,801 Hochtief AG                                      566,912
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED FINANCIAL
                       SERVICES - 0.1%                               8,662 Deutsche Boerse AG                               652,937
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED TELECOMMUNICATION
                       SERVICES - 0.1%                              24,842 Deutsche Telekom AG (m)                          497,202
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRIC UTILITIES - 0.1%                     7,153 E.ON AG                                          615,327
                       -------------------------------------------------------------------------------------------------------------
                       MULTI-UTILITIES &
                       UNREGULATED POWER - 0.1%                     14,125 RWE AG                                           856,378
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN GERMANY                 5,022,745
------------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 0.6%       COMMERCIAL BANKS - 0.2%                      70,400 HSBC Holdings Plc Hong Kong
                                                                           Registered                                     1,119,273
                       -------------------------------------------------------------------------------------------------------------
                       INDUSTRIAL
                       CONGLOMERATES - 0.2%                        187,380 Hutchison Whampoa Ltd.                         1,591,661
                       -------------------------------------------------------------------------------------------------------------
                       REAL ESTATE - 0.2%                           58,000 Cheung Kong Holdings Ltd.                        514,979
                                                                   148,000 Wharf Holdings Ltd.                              467,757
                                                                                                                   -----------------
                                                                                                                            982,736
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN HONG KONG               3,693,670
------------------------------------------------------------------------------------------------------------------------------------
HUNGARY - 0.1%         COMMERCIAL BANKS - 0.1%                       8,300 OTP Bank Rt (l)                                  568,867
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED TELECOMMUNICATION
                       SERVICES - 0.0%                              11,350 Matav Magyar Tavkozlesi Rt (l)                   267,257
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN HUNGARY                   836,124
------------------------------------------------------------------------------------------------------------------------------------
INDIA - 2.5%           AUTOMOBILES - 0.2%                           34,000 Bajaj Auto Ltd.                                  841,999
                                                                    17,000 Tata Motors Ltd.                                 161,162
                                                                                                                   -----------------
                                                                                                                          1,003,161
                       -------------------------------------------------------------------------------------------------------------
                       COMMERCIAL BANKS - 0.2%                      19,200 ICICI Bank Ltd. (l)                              397,824
                                                                    33,900 Oriental Bank of Commerce                        241,333
                                                                    34,450 State Bank of India Ltd.                         518,308
                                                                                                                   -----------------
                                                                                                                          1,157,465
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION &
                       ENGINEERING - 0.1%                           16,000 Larsen & Toubro Ltd.                             364,649
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION
                       MATERIALS - 0.1%                             80,346 Gujarat Ambuja Cements Ltd. (m)                  754,423
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED
                       TELECOMMUNICATION
                       SERVICES - 0.1%                             205,000 Mahanagar Telephone Nigam                        538,967
                       -------------------------------------------------------------------------------------------------------------
                       HOUSEHOLD PRODUCTS - 0.1%                   300,000 Hindustan Lever Ltd.                             905,187
                       -------------------------------------------------------------------------------------------------------------
                       IT SERVICES - 0.5%                           69,276 Infosys Technologies Ltd.                      3,573,747
                       -------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.9%                              8,900 Hindustan Petroleum Corp.               $         62,360
                                                                   453,000 Reliance Industries Ltd.                       5,663,926
                                                                                                                   -----------------
                                                                                                                          5,726,286
                       -------------------------------------------------------------------------------------------------------------
                       PHARMACEUTICALS - 0.0%                        6,000 Wockhardt Ltd.                                    50,855
                       -------------------------------------------------------------------------------------------------------------
                       ROAD & RAIL - 0.1%                           27,000 Container Corp. of India                         494,737
                       -------------------------------------------------------------------------------------------------------------
                       THRIFTS & MORTGAGE
                       FINANCE - 0.2%                               80,000 Housing Development Finance Corp.              1,331,226
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN INDIA                  15,900,703
------------------------------------------------------------------------------------------------------------------------------------
INDONESIA - 0.3%       COMMERCIAL BANKS - 0.1%                     643,000 Bank Danamon Indonesia Tbk PT                    322,518
                                                                 1,679,000 Bank Mandiri Persero Tbk PT                      303,177
                                                                                                                   -----------------
                                                                                                                            625,695
                       -------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.0%                      1,751,900 Indofood Sukses Makmur Tbk PT                    214,594
                       -------------------------------------------------------------------------------------------------------------
                       TOBACCO - 0.2%                              800,000 HM Sampoerna Tbk PT                              874,340
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN INDONESIA               1,714,629
------------------------------------------------------------------------------------------------------------------------------------
IRELAND - 0.1%         COMMERCIAL BANKS - 0.1%                      45,710 Bank of Ireland                                  723,575
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN IRELAND                   723,575
------------------------------------------------------------------------------------------------------------------------------------
ISRAEL - 0.3%          COMMUNICATIONS                              198,000 ECI Telecom Ltd. (l)(m)                        1,423,620
                       EQUIPMENT - 0.2%                              8,738 Ectel Ltd. (l)(m)                                 32,068
                                                                                                                   -----------------
                                                                                                                          1,455,688
                       -------------------------------------------------------------------------------------------------------------
                       INDUSTRIAL
                       CONGLOMERATES - 0.0%                         41,500 Clal Industries and Investments                  207,405
                       -------------------------------------------------------------------------------------------------------------
                       PHARMACEUTICALS - 0.1%                       17,476 Teva Pharmaceutical Industries
                                                                           Ltd. (l)                                         541,756
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN ISRAEL                  2,204,849
------------------------------------------------------------------------------------------------------------------------------------
ITALY - 0.7%           COMMERCIAL BANKS - 0.3%                      88,484 Banca Intesa SpA                                 450,792
                                                                   161,294 Capitalia SpA                                    843,951
                                                                    74,290 UniCredito Italiano SpA                          437,471
                                                                                                                   -----------------
                                                                                                                          1,732,214
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED TELECOMMUNICATION
                       SERVICES - 0.1%                             104,236 Telecom Italia SpA                               396,250
                       -------------------------------------------------------------------------------------------------------------
                       INSURANCE - 0.1%                             22,823 Fondiaria-Sai SpA                                635,356
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.2%                             48,054 ENI SpA                                        1,251,562
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN ITALY                   4,015,382
------------------------------------------------------------------------------------------------------------------------------------
JAPAN - 7.2%           AUTO COMPONENTS - 0.1%                       24,500 Toyota Industries Corp.                          691,754
                       -------------------------------------------------------------------------------------------------------------
                       AUTOMOBILES - 0.4%                          122,000 Fuji Heavy Industries Ltd.                       597,681
                                                                    10,900 Honda Motor Co., Ltd.                            547,242
                                                                    85,000 Suzuki Motor Corp.                             1,524,215
                                                                                                                   -----------------
                                                                                                                          2,669,138
                       -------------------------------------------------------------------------------------------------------------
                       BEVERAGES - 0.4%                             48,900 Coca-Cola West Japan Co., Ltd.                 1,152,094
                                                                     2,000 Hokkaido Coca-Cola Bottling
                                                                           Co., Ltd.                                         14,585
                                                                    60,000 Kinki Coca-Cola Bottling Co., Ltd.               644,540
                                                                    64,000 Mikuni Coca-Cola Bottling Co., Ltd.              661,182
                                                                                                                   -----------------
                                                                                                                          2,472,401
                       -------------------------------------------------------------------------------------------------------------
                       CAPITAL MARKETS - 0.1%                      34,000 Nomura Holding, Inc.                              476,814
                       -------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       CHEMICALS - 0.3%                             79,000 Asahi Kasei Corp.                       $        389,978
                                                                    32,000 Shin-Etsu Chemical Co., Ltd.                   1,214,660
                                                                                                                   -----------------
                                                                                                                          1,604,638
                       -------------------------------------------------------------------------------------------------------------
                       COMMERCIAL BANKS - 0.1%                      85,714 The Bank of Yokohama Ltd. (m)                    524,093
                                                                    43,900 Shinsei Bank Ltd.                                250,365
                                                                                                                   -----------------
                                                                                                                            774,458
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION &
                       ENGINEERING - 0.2%                          117,000 JGC Corp.                                      1,279,824
                       -------------------------------------------------------------------------------------------------------------
                       CONSUMER FINANCE - 0.2%                      36,000 Credit Saison Co., Ltd.                        1,299,177
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED FINANCIAL
                       SERVICES - 0.2%                              42,000 RHJ International (m)                          1,203,603
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRONIC EQUIPMENT &                      100,000 Hitachi Ltd.                                     622,663
                       INSTRUMENTS - 0.2%                           14,000 Murata Manufacturing Co., Ltd.                   752,618
                                                                                                                   -----------------
                                                                                                                          1,375,281
                       -------------------------------------------------------------------------------------------------------------
                       FOOD & STAPLES                               35,300 Ito-Yokado Co., Ltd.                           1,412,528
                       RETAILING - 0.2%                              2,000 Ministop Co., Ltd.                                34,686
                                                                                                                   -----------------
                                                                                                                          1,447,214
                       -------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.2%                         91,000 Ajinomoto Co., Inc.                            1,112,827
                                                                    15,000 House Foods Corp.                                217,091
                                                                                                                   -----------------
                                                                                                                          1,329,918
                       -------------------------------------------------------------------------------------------------------------
                       GAS UTILITIES - 0.2%                        293,000 Tokyo Gas Co., Ltd.                            1,183,396
                       -------------------------------------------------------------------------------------------------------------
                       HOUSEHOLD DURABLES - 0.0%                    10,200 Rinnai Corp.                                     259,387
                       -------------------------------------------------------------------------------------------------------------
                       HOUSEHOLD PRODUCTS - 0.1%                    26,300 Rohto Pharmaceutical Co., Ltd.                   319,652
                       -------------------------------------------------------------------------------------------------------------
                       INSURANCE - 2.7%                            495,000 Aioi Insurance Co., Ltd.                       2,674,925
                                                                       445 Millea Holdings, Inc.                          6,490,277
                                                                   613,000 Mitsui Sumitomo Insurance Co., Ltd.            5,633,685
                                                                   308,000 Nipponkoa Insurance Co., Ltd.                  2,116,492
                                                                                                                   -----------------
                                                                                                                         16,915,379
                       -------------------------------------------------------------------------------------------------------------
                       MACHINERY - 0.2%                             13,000 Fanuc Ltd.                                       815,539
                                                                   130,000 Kubota Corp.                                     695,213
                                                                                                                   -----------------
                                                                                                                          1,510,752
                       -------------------------------------------------------------------------------------------------------------
                       OFFICE ELECTRONICS - 0.4%                    34,000 Brother Industries Ltd.                          327,412
                                                                    45,000 Canon, Inc.                                    2,419,129
                                                                                                                   -----------------
                                                                                                                          2,746,541
                       -------------------------------------------------------------------------------------------------------------
                       PHARMACEUTICALS - 0.7%                      114,000 Shionogi & Co., Ltd.                           1,575,280
                                                                    45,000 Takeda Pharmaceutical Co., Ltd.                2,149,869
                                                                    90,000 Tanabe Seiyaku Co., Ltd.                         898,654
                                                                                                                   -----------------
                                                                                                                          4,623,803
                       -------------------------------------------------------------------------------------------------------------
                       REAL ESTATE - 0.1%                              253 Marco Polo Investment Holdings
                                                                           Ltd. (m)                                         506,294
                       -------------------------------------------------------------------------------------------------------------
                       ROAD & RAIL - 0.1%                               56 East Japan Railway Co.                           301,571
                       -------------------------------------------------------------------------------------------------------------
                       TRADING COMPANIES &
                       DISTRIBUTORS - 0.0%                          14,000 Mitsubishi Corp.                                 181,806
                       -------------------------------------------------------------------------------------------------------------
                       WIRELESS TELECOMMUNICATION
                       SERVICES - 0.1%                                 435 NTT DoCoMo, Inc.                                 732,049
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN JAPAN                  45,904,850
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.4%        DIVERSIFIED TELECOMMUNICATION
                       SERVICES - 0.0%                             115,000 Telekom Malaysia bhd                    $        295,066
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRIC UTILITIES - 0.1%                    51,000 Malakoff bhd                                     101,329
                                                                   178,000 Tenaga Nasional bhd                              477,789
                                                                                                                   -----------------
                                                                                                                            579,118
                       -------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.1%                        301,000 IOI Corp. bhd                                    708,934
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.0%                                 25 SapuraCrest Petroleum bhd (m)                          7
                       -------------------------------------------------------------------------------------------------------------
                       TOBACCO - 0.1%                               45,000 British American Tobacco
                                                                           Malaysia bhd                                     515,132
                       -------------------------------------------------------------------------------------------------------------
                       WIRELESS TELECOMMUNICATION
                       SERVICES - 0.1%                             250,000 Maxis Communications bhd                         621,711
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN MALAYSIA                2,719,968
------------------------------------------------------------------------------------------------------------------------------------
MEXICO - 0.4%          BEVERAGES - 0.1%                             13,300 Fomento Economico Mexicano SA
                                                                           de CV (l)                                        712,215
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION
                       MATERIALS - 0.0%                              9,363 Cemex SA de CV (l)                               339,409
                       -------------------------------------------------------------------------------------------------------------
                       MEDIA - 0.3%                                 28,026 Grupo Televisa SA (l)                          1,647,929
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN MEXICO                  2,699,553
------------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 0.7%     COMMERCIAL SERVICES &
                       SUPPLIES - 0.1%                              56,700 Buhrmann NV                                      574,782
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION &
                       ENGINEERING - 0.1%                           10,685 Imtech NV                                        349,945
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED FINANCIAL
                       SERVICES - 0.1%                              30,600 ING Groep NV CVA                                 926,622
                       -------------------------------------------------------------------------------------------------------------
                       FOOD & STAPLES                               27,647 Koninklijke Ahold NV (m)                         232,116
                       RETAILING - 0.0%                             30,152 Koninklijke Ahold NV(l)(o)                       238,321
                                                                                                                   -----------------
                                                                                                                            470,437
                       -------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.1%                         22,700 Koninklijke Wessanen NV CVA                      333,077
                       -------------------------------------------------------------------------------------------------------------
                       HOUSEHOLD DURABLES - 0.1%                    18,136 Koninklijke Philips Electronics NV               500,871
                       -------------------------------------------------------------------------------------------------------------
                       INSURANCE - 0.1%                             37,506 Aegon NV                                         507,431
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.1%                             13,000 Royal Dutch Petroleum Co.                        780,520
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN THE
                                                                           NETHERLANDS                                    4,443,685
------------------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND - 0.1%     DIVERSIFIED TELECOMMUNICATION
                       SERVICES - 0.1%                             122,000 Telecom Corp. of New Zealand Ltd.                527,099
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN NEW ZEALAND               527,099
------------------------------------------------------------------------------------------------------------------------------------
NORWAY - 0.3%          COMMERCIAL BANKS - 0.1%                      53,979 DNB NOR ASA                                      553,519
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED TELECOMMUNICATION
                       SERVICES - 0.1%                              53,065 Telenor ASA                                      479,017
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.1%                             35,581 Statoil ASA                                      608,569
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN NORWAY                  1,641,105
------------------------------------------------------------------------------------------------------------------------------------
PORTUGAL - 0.1%        ELECTRIC UTILITIES - 0.1%                   250,058 Energias de Portugal SA                          698,722
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN PORTUGAL                  698,722
------------------------------------------------------------------------------------------------------------------------------------
SINGAPORE - 1.2%       BEVERAGES - 0.1%                             89,000 Fraser and Neave Ltd.                            820,227
                       COMMERCIAL BANKS - 0.1%                      52,000 Oversea-Chinese Banking Corp.                    435,094
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED TELECOMMUNICATION
                       SERVICES - 0.2%                             648,000 Singapore Telecommunications Ltd.              1,001,880
                       -------------------------------------------------------------------------------------------------------------
                       HEALTH CARE PROVIDERS &
                       SERVICES - 0.1%                             502,000 Parkway Holdings Ltd.                            496,126
                       -------------------------------------------------------------------------------------------------------------
                       INDUSTRIAL
                       CONGLOMERATES - 0.3%                        298,000 Keppel Corp. Ltd.                              1,969,442
                       -------------------------------------------------------------------------------------------------------------
                       REAL ESTATE - 0.2%                          352,000 CapitaLand Ltd.                                  501,546
                                                                   450,000 Keppel Land Ltd.                                 627,539
                       -------------------------------------------------------------------------------------------------------------
                                                                                                                          1,129,085
                       -------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       TRANSPORTATION
                       INFRASTRUCTURE - 0.1%                       555,000 SembCorp Logistics Ltd.                 $        548,505
                       -------------------------------------------------------------------------------------------------------------
                       WIRELESS TELECOMMUNICATION
                       SERVICES - 0.1%                             655,000 MobileOne Ltd.                                   794,276
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN SINGAPORE               7,194,635
------------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 0.1%    OIL & GAS - 0.1%                             18,704 Sasol Ltd.                                       436,484
                       -------------------------------------------------------------------------------------------------------------
                       PAPER & FOREST
                       PRODUCTS - 0.0%                              29,100 Sappi Ltd. (l)                                   357,930
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN SOUTH AFRICA              794,414
------------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 2.5%     CHEMICALS - 0.2%                             63,300 Samsung Fine Chemicals Co., Ltd.               1,290,310
                       -------------------------------------------------------------------------------------------------------------
                       COMMERCIAL BANKS - 0.1%                      49,000 Pusan Bank                                       387,947
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED
                       TELECOMMUNICATION
                       SERVICES - 0.5%                             140,000 KT Corp. (l)                                   2,983,400
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRIC UTILITIES - 0.2%                    45,000 Korea Electric Power Corp.                     1,156,573
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRICAL
                       EQUIPMENT - 0.1%                             34,300 LS Cable Ltd.                                    834,279
                       -------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.2%                         16,000 CJ Corp.                                       1,137,568
                                                                       400 Nong Shim Co., Ltd.                              114,229
                                                                                                                   -----------------
                                                                                                                          1,251,797
                       -------------------------------------------------------------------------------------------------------------
                       METALS & MINING - 0.6%                        4,087 POSCO                                            808,948
                                                                    60,000 POSCO (l)                                      2,961,600
                                                                                                                   -----------------
                                                                                                                          3,770,548
                       -------------------------------------------------------------------------------------------------------------
                       TEXTILES, APPAREL &
                       LUXURY GOODS - 0.1%                          21,353 Cheil Industries, Inc.                           346,947
                       -------------------------------------------------------------------------------------------------------------
                       TOBACCO - 0.4%                               75,000 KT&G Corp.                                     2,437,223
                       -------------------------------------------------------------------------------------------------------------
                       WIRELESS TELECOMMUNICATION                   24,600 SK Telecom Co. Ltd. (l)                          485,112
                       SERVICES - 0.1%                               1,300 SK Telecom Co., Ltd.                             218,907
                                                                                                                   -----------------
                                                                                                                            704,019
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN SOUTH KOREA            15,163,043
------------------------------------------------------------------------------------------------------------------------------------
SPAIN - 0.2%           COMMERCIAL BANKS - 0.1%                      35,117 Banco Santander Central Hispano SA               428,557
                       -------------------------------------------------------------------------------------------------------------
                       TOBACCO - 0.1%                               12,680 Altadis SA                                       519,929
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN SPAIN                     948,486
------------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 0.2%          DIVERSIFIED FINANCIAL
                       SERVICES - 0.1%                              31,211 Investor AB                                      423,195
                       -------------------------------------------------------------------------------------------------------------
                       INSURANCE - 0.0%                             60,109 Skandia Forsakrings AB                           306,382
                       -------------------------------------------------------------------------------------------------------------
                       MACHINERY - 0.1%                             17,896 Volvo AB Class B                                 794,028
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN SWEDEN                  1,523,605
------------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 0.7%     CAPITAL MARKETS - 0.2%                       26,695 Credit Suisse Group                            1,150,087
                       -------------------------------------------------------------------------------------------------------------
                       CHEMICALS - 0.1%                             21,587 Clariant AG (m)                                  374,001
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION
                       MATERIALS - 0.1%                              9,905 Holcim Ltd.                                      623,808
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRICAL
                       EQUIPMENT - 0.1%                             73,385 ABB Ltd. (m)                                     457,463
                       -------------------------------------------------------------------------------------------------------------
                       INSURANCE - 0.1%                              4,109 Swiss Life Holding (m)                           619,849
                       -------------------------------------------------------------------------------------------------------------
                       PHARMACEUTICALS - 0.1%                        8,881 Novartis AG Registered Shares                    415,773
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN SWITZERLAND             3,640,981
------------------------------------------------------------------------------------------------------------------------------------
TAIWAN - 0.5%          BUILDING PRODUCTS - 0.0%                    118,000 Taiwan Glass Industrial Corp.                    112,172
                       -------------------------------------------------------------------------------------------------------------
                       COMMERCIAL BANKS - 0.2%                     753,637 SinoPac Financial Holdings Co., Ltd.             412,627
                                                                   521,715 Taishin Financial Holdings Co., Ltd.             466,970
                                                                                                                   -----------------
                                                                                                                            879,597
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED TELECOMMUNICATION
                       SERVICES - 0.2%                              70,000 Chunghwa Telecom Co. Ltd. (l)           $      1,483,300
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRONIC EQUIPMENT &
                       INSTRUMENTS - 0.1%                          301,000 Delta Electronics, Inc.                          488,196
                       -------------------------------------------------------------------------------------------------------------
                       MACHINERY - 0.0%                            380,000 Yungtay Engineering Co., Ltd.                    206,246
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN TAIWAN                  3,169,511
------------------------------------------------------------------------------------------------------------------------------------
THAILAND - 0.9%        COMMERCIAL BANKS - 0.2%                   1,164,000 Siam Commercial Bank PCL
                                                                           Foreign Shares                                 1,502,799
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION                                162,000 Siam Cement PCL Foreign Shares                 1,093,391
                       MATERIALS - 0.2%                             41,600 Siam City Cement PCL Foreign Shares              295,662
                                                                                                                   -----------------
                                                                                                                          1,389,053
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRONIC EQUIPMENT &
                       INSTRUMENTS - 0.1%                          502,000 Hana Microelectronics PCL                        283,630
                       -------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.0%                        212,000 Thai Union Frozen Products PCL
                                                                           Foreign Shares                                   155,823
                       -------------------------------------------------------------------------------------------------------------
                       HOUSEHOLD DURABLES - 0.1%                 2,275,000 Land and Houses PCL Foreign Shares               506,008
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.3%                             89,000 PTT Exploration & Production PCL                 678,052
                                                                   265,000 PTT PCL                                        1,307,555
                                                                                                                   -----------------
                                                                                                                          1,985,607
                       -------------------------------------------------------------------------------------------------------------
                       REAL ESTATE - 0.0%                          562,500 Sansiri PCL Foreign Shares                        46,018
                       -------------------------------------------------------------------------------------------------------------
                       TRANSPORTATION
                       INFRASTRUCTURE - 0.0%                       230,000 Bangkok Expressway PCL
                                                                           Foreign Shares                                   158,763
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN THAILAND                6,027,701
------------------------------------------------------------------------------------------------------------------------------------
TURKEY - 0.0%          COMMERCIAL BANKS - 0.0%                      30,215 Turkiye Is Bankasi-C                             174,511
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED FINANCIAL
                       SERVICES - 0.0%                              42,212 Haci Omer Sabanci Holding                        146,281
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN TURKEY                    320,792
------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 2.7%  AEROSPACE & DEFENSE - 0.1%                  155,148 BAE Systems Plc                                  760,774
                       -------------------------------------------------------------------------------------------------------------
                       COMMERCIAL BANKS - 0.7%                     122,454 Barclays Plc                                   1,251,821
                                                                    54,800 HBOS Plc                                         854,292
                                                                    38,365 HSBC Holdings Plc                                606,782
                                                                    53,934 Royal Bank of Scotland Group Plc               1,716,235
                                                                                                                   -----------------
                                                                                                                          4,429,130
                       -------------------------------------------------------------------------------------------------------------
                       FOOD & STAPLES
                       RETAILING - 0.1%                             43,800 Boots Group Plc                                  516,039
                       -------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.1%                         59,755 Cadbury Schweppes Plc                            599,007
                       -------------------------------------------------------------------------------------------------------------
                       INDUSTRIAL
                       CONGLOMERATES - 0.1%                         41,743 Smiths Group Plc                                 671,646
                       -------------------------------------------------------------------------------------------------------------
                       INSURANCE - 0.1%                             81,253 Prudential Plc                                   776,894
                       -------------------------------------------------------------------------------------------------------------
                       METALS & MINING - 0.2%                       60,510 Anglo American Plc                             1,431,142
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.3%                            167,692 BP Plc                                         1,738,045
                       -------------------------------------------------------------------------------------------------------------
                       PHARMACEUTICALS - 0.2%                       53,755 GlaxoSmithKline Plc                            1,232,116
                       -------------------------------------------------------------------------------------------------------------
                       SPECIALTY RETAIL - 0.1%                      84,664 Kesa Electricals Plc                             483,545
                       TOBACCO - 0.1%                               37,064 Gallaher Group Plc                               528,775
                       -------------------------------------------------------------------------------------------------------------
                       TRANSPORTATION
                       INFRASTRUCTURE - 0.1%                        49,314 BAA Plc                                          543,730
                       -------------------------------------------------------------------------------------------------------------
                       WIRELESS TELECOMMUNICATION                  830,863 Vodafone Group Plc                             2,205,859
                       SERVICES - 0.5%                              45,300 Vodafone Group Plc (l)                         1,203,168
                                                                                                                   -----------------
                                                                                                                          3,409,027
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN THE
                                                                           UNITED KINGDOM                                17,119,870
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 26.6%  AEROSPACE & DEFENSE - 0.1%                    3,000 General Dynamics Corp.                  $        321,150
                                                                     8,300 Raytheon Co.                                     321,210
                                                                                                                   -----------------
                                                                                                                            642,360
                       -------------------------------------------------------------------------------------------------------------
                       AUTO COMPONENTS - 0.0%                        9,400 Lear Corp.                                       416,984
                       -------------------------------------------------------------------------------------------------------------
                       BEVERAGES - 0.2%                             14,800 Anheuser-Busch Cos., Inc.                        701,372
                                                                     6,500 The Coca-Cola Co.                                270,855
                                                                     8,100 Constellation Brands, Inc.
                                                                           Class A (m)                                      428,247
                                                                                                                   -----------------
                                                                                                                          1,400,474
                       -------------------------------------------------------------------------------------------------------------
                       BIOTECHNOLOGY - 0.0%                          3,200 Amgen, Inc. (m)                                  186,272
                       -------------------------------------------------------------------------------------------------------------
                       CAPITAL MARKETS - 0.5%                       23,200 The Bank of New York Co., Inc.                   673,960
                                                                    12,500 The Charles Schwab Corp.                         131,375
                                                                     1,600 Goldman Sachs Group, Inc.                        175,984
                                                                    55,700 Knight Trading Group, Inc.
                                                                           Class A (m)                                      536,948
                                                                     1,600 Lehman Brothers Holdings, Inc.                   150,656
                                                                    11,400 Mellon Financial Corp.                           325,356
                                                                    17,000 Morgan Stanley                                   973,250
                                                                                                                   -----------------
                                                                                                                          2,967,529
                       -------------------------------------------------------------------------------------------------------------
                       CHEMICALS - 0.4%                             18,800 E.I. du Pont de Nemours & Co.                    963,312
                                                                    32,700 Hercules, Inc. (m)                               473,496
                                                                    19,190 Lyondell Chemical Co.                            535,785
                                                                                                                   -----------------
                                                                                                                          1,972,593
                       -------------------------------------------------------------------------------------------------------------
                       COMMERCIAL BANKS - 0.2%                      19,500 Bank of America Corp.                            859,950
                                                                     7,600 Wachovia Corp.                                   386,916
                                                                                                                   -----------------
                                                                                                                          1,246,866
                       -------------------------------------------------------------------------------------------------------------
                       COMMERCIAL SERVICES &
                       SUPPLIES - 0.2%                              90,000 Corinthian Colleges, Inc. (m)                  1,414,800
                       -------------------------------------------------------------------------------------------------------------
                       COMMUNICATIONS                              148,900 3Com Corp. (m)                                   530,084
                       EQUIPMENT - 0.6%                             89,500 ADC Telecommunications, Inc. (m)                 178,105
                                                                    90,500 Cisco Systems, Inc. (m)                        1,619,045
                                                                     9,700 Comverse Technology, Inc. (m)                    244,634
                                                                    72,400 JDS Uniphase Corp. (m)                           120,908
                                                                   101,800 Lucent Technologies, Inc. (m)                    279,950
                                                                    14,500 Motorola, Inc.                                   217,065
                                                                    65,000 Tellabs, Inc. (m)                                474,500
                                                                                                                   -----------------
                                                                                                                          3,664,291
                       -------------------------------------------------------------------------------------------------------------
                       COMPUTERS &                                  47,260 EMC Corp. (m)                                    582,243
                       PERIPHERALS - 0.8%                           71,311 Hewlett-Packard Co.                            1,564,563
                                                                    13,000 International Business
                                                                           Machines Corp.                                 1,187,940
                                                                    94,200 Maxtor Corp. (m)                                 501,144
                                                                     8,000 NCR Corp. (m)                                    269,920
                                                                   195,500 Sun Microsystems, Inc. (m)                       789,820
                       -------------------------------------------------------------------------------------------------------------
                                                                                                                          4,895,630
                       -------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION &
                       ENGINEERING - 1.9%                           12,400 Chicago Bridge & Iron Co.               $        545,972
                                                                   376,193 Foster Wheeler Ltd. (m)                        6,545,758
                                                                   181,300 McDermott International, Inc. (m)              3,432,009
                                                                   213,400 Quanta Services, Inc. (m)                      1,628,242
                                                                                                                   -----------------
                                                                                                                         12,151,981
                       -------------------------------------------------------------------------------------------------------------
                       CONSUMER FINANCE - 0.0%                       6,000 MBNA Corp.                                       147,300
                       -------------------------------------------------------------------------------------------------------------
                       CONTAINERS &                                 37,600 Crown Holdings, Inc. (m)                         585,056
                       PACKAGING - 0.1%                             21,800 Smurfit-Stone Container Corp. (m)                337,246
                                                                                                                   -----------------
                                                                                                                            922,302
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED FINANCIAL
                       SERVICES - 0.9%                              30,200 CIT Group, Inc.                                1,147,600
                                                                    84,900 Citigroup, Inc.                                3,815,406
                                                                    11,500 JPMorgan Chase & Co.                             397,900
                                                                    17,733 Leucadia National Corp.                          609,129
                                                                                                                   -----------------
                                                                                                                          5,970,035
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED                                   1,890 AboveNet, Inc. (m)                                62,370
                       TELECOMMUNICATION                            23,500 Alltel Corp.                                   1,288,975
                       SERVICES - 0.9%                              21,100 BellSouth Corp.                                  554,719
                                                                     3,200 CenturyTel, Inc.                                 105,088
                                                                    50,400 Cincinnati Bell, Inc. (m)                        214,200
                                                                     5,963 MCI, Inc.                                        148,598
                                                                    31,100 Qwest Communications
                                                                           International Inc. (m)                           115,070
                                                                    51,900 SBC Communications, Inc.                       1,229,511
                                                                    46,800 Sprint Corp.                                   1,064,700
                                                                    28,400 Verizon Communications, Inc.                   1,008,200
                                                                                                                   -----------------
                                                                                                                          5,791,431
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRIC UTILITIES - 0.3%                    11,000 DTE Energy Co.                                   500,280
                                                                    22,900 PPL Corp.                                      1,236,371
                                                                                                                          1,736,651
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRONIC EQUIPMENT &                       12,200 Jabil Circuit, Inc. (m)                          347,944
                       INSTRUMENTS - 0.2%                           52,800 Sanmina-SCI Corp. (m)                            275,616
                                                                    71,195 Solectron Corp. (m)                              247,047
                                                                     8,900 Waters Corp. (m)                                 318,531
                                                                                                                   -----------------
                                                                                                                          1,189,138
                       -------------------------------------------------------------------------------------------------------------
                       ENERGY EQUIPMENT &                            5,300 Baker Hughes, Inc.                               235,797
                       SERVICES - 1.0%                              23,500 ENSCO International, Inc.                        885,010
                                                                    28,100 GlobalSantaFe Corp.                            1,040,824
                                                                     8,800 Halliburton Co.                                  380,600
                                                                    35,100 Key Energy Services, Inc. (m)                    402,597
                                                                     5,000 Noble Corp. (m)                                  281,050
                                                                    28,400 Rowan Cos., Inc. (m)                             850,012
                                                                    19,900 Schlumberger Ltd.                              1,402,552
                       -------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     4,700 Tidewater, Inc.                         $        182,642
                                                                     8,800 Transocean, Inc. (m)                             452,848
                                                                                                                   -----------------
                                                                                                                          6,113,932
                       -------------------------------------------------------------------------------------------------------------
                       FOOD & STAPLES                               12,600 CVS Corp.                                        663,012
                       RETAILING - 0.7%                             13,000 Sysco Corp.                                      465,400
                                                                    50,300 Wal-Mart Stores, Inc.                          2,520,533
                                                                    12,600 Walgreen Co.                                     559,692
                                                                                                                   -----------------
                                                                                                                          4,208,637
                       -------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.2%                          9,400 Archer-Daniels-Midland Co.                       231,052
                                                                     9,500 ConAgra Foods, Inc.                              256,690
                                                                    16,800 Sara Lee Corp.                                   372,288
                                                                    37,900 Tyson Foods, Inc. Class A                        632,172
                                                                                                                   -----------------
                                                                                                                          1,492,202
                       -------------------------------------------------------------------------------------------------------------
                       HEALTH CARE EQUIPMENT &
                       SUPPLIES - 0.1%                              16,200 Baxter International, Inc.                       550,476
                       -------------------------------------------------------------------------------------------------------------
                       HEALTH CARE PROVIDERS &                       7,400 AmerisourceBergen Corp.                          423,946
                       SERVICES - 0.6%                               6,200 HCA, Inc.                                        332,134
                                                                     6,000 Health Management Associates,
                                                                           Inc. Class A                                     157,080
                                                                     7,800 Humana, Inc. (m)                                 249,132
                                                                     6,300 LifePoint Hospitals, Inc. (m)                    276,192
                                                                     9,300 Manor Care, Inc.                                 338,148
                                                                    18,800 Stewart Enterprises, Inc.
                                                                           Class A (m)                                      115,620
                                                                     6,100 Tenet Healthcare Corp. (m)                        70,333
                                                                    11,900 Triad Hospitals, Inc. (m)                        596,190
                                                                    24,350 WellChoice, Inc. (m)                           1,298,099
                                                                                                                   -----------------
                                                                                                                          3,856,874
                       -------------------------------------------------------------------------------------------------------------
                       HOTELS, RESTAURANTS &                         2,900 Darden Restaurants, Inc.                          88,972
                       LEISURE - 0.6%                              408,300 La Quinta Corp. (m)                            3,470,550
                                                                     9,100 Papa John's International, Inc. (m)              315,952
                                                                                                                   -----------------
                                                                                                                          3,875,474
                       -------------------------------------------------------------------------------------------------------------
                       HOUSEHOLD DURABLES - 0.1%                    22,000 Maytag Corp. (f)                                 307,340
                                                                       500 NVR, Inc. (m)                                    392,500
                                                                                                                   -----------------
                                                                                                                            699,840
                       -------------------------------------------------------------------------------------------------------------
                       HOUSEHOLD PRODUCTS - 0.1%                    12,600 Kimberly-Clark Corp.                             828,198
                       -------------------------------------------------------------------------------------------------------------
                       IT SERVICES - 0.1%                           13,000 Automatic Data Processing, Inc.                  584,350
                                                                    10,000 SYKES Enterprises, Inc. (m)                       68,700
                                                                                                                   -----------------
                                                                                                                            653,050
                       -------------------------------------------------------------------------------------------------------------
                       INDUSTRIAL                                  195,500 General Electric Co.                           7,049,730
                       CONGLOMERATES - 1.4%                         45,600 Tyco International Ltd.                        1,541,280
                                                                                                                   -----------------
                                                                                                                          8,591,010
                       -------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       INSURANCE - 1.7%                             37,600 ACE Ltd.                                $      1,551,752
                                                                    11,700 The Allstate Corp.                               632,502
                                                                    74,200 American International Group, Inc.             4,111,422
                                                                    16,500 Assurant, Inc.                                   556,050
                                                                     9,300 Bristol West Holdings, Inc.                      144,150
                                                                     5,300 Hartford Financial Services
                                                                           Group, Inc.                                      363,368
                                                                    11,100 Metlife, Inc.                                    434,010
                                                                     6,200 Prudential Financial, Inc.                       355,880
                                                                    50,345 The St. Paul Travelers Cos., Inc.              1,849,172
                                                                     5,700 UnumProvident Corp.                               97,014
                                                                    12,500 XL Capital Ltd. Class A                          904,625
                                                                                                                   -----------------
                                                                                                                         10,999,945
                       -------------------------------------------------------------------------------------------------------------
                       INTERNET SOFTWARE &
                       SERVICES - 0.1%                              32,700 DoubleClick, Inc. (m)                            251,790
                                                                    44,900 webMethods, Inc. (m)                             246,052
                                                                                                                   -----------------
                                                                                                                            497,842
                       -------------------------------------------------------------------------------------------------------------
                       LEISURE EQUIPMENT &
                       PRODUCTS - 0.0%                               4,700 Eastman Kodak Co.                                152,985
                       -------------------------------------------------------------------------------------------------------------
                       MACHINERY - 0.0%                              3,100 Deere & Co.                                      208,103
                       -------------------------------------------------------------------------------------------------------------
                       MEDIA - 1.0%                                 53,779 Comcast Corp. Class A (m)                      1,816,655
                                                                    15,273 The DIRECTV Group, Inc. (m)                      220,237
                                                                    40,900 Liberty Media Corp. Class A (m)                  424,133
                                                                     6,480 Liberty Media International,
                                                                           Inc. Class A (m)                                 283,435
                                                                    10,919 NTL, Inc. (m)                                    695,213
                                                                    43,900 Time Warner, Inc. (m)                            770,445
                                                                    59,358 Viacom, Inc. Class B                           2,067,439
                                                                                                                   -----------------
                                                                                                                          6,277,557
                       -------------------------------------------------------------------------------------------------------------
                       METALS & MINING - 1.2%                       22,900 AK Steel Holding Corp. (m)                       253,274
                                                                    15,800 Alcoa, Inc.                                      480,162
                                                                    34,067 Aleris International, Inc. (m)                   849,972
                                                                    12,600 Arch Coal, Inc.                                  541,926
                                                                     6,200 Consol Energy, Inc.                              291,524
                                                                    20,800 Freeport-McMoRan Copper & Gold,
                                                                           Inc. Class B                                     823,888
                                                                    54,300 Inco Ltd. (m)                                  2,161,140
                                                                   100,500 International Coal Group,
                                                                           Inc. (m)(o)                                    1,276,350
                                                                    13,000 International Steel Group, Inc. (m)              513,500
                                                                    10,000 United States Steel Corp.                        508,500
                                                                                                                   -----------------
                                                                                                                          7,700,236
                       -------------------------------------------------------------------------------------------------------------
                       MULTI-UTILITIES &
                       UNREGULATED POWER - 0.1%                     37,700 The AES Corp. (m)                                617,526
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 3.2%                              7,000 Amerada Hess Corp.                               673,470
                                                                    50,236 ChevronTexaco Corp.                            2,929,261
                                                                     9,504 ConocoPhillips                                 1,024,911
                                                                    12,500 Devon Energy Corp.                               596,875
                       -------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                   328,300 El Paso Corp.                           $      3,473,414
                                                                    43,500 Exxon Mobil Corp.                              2,592,600
                                                                    34,400 Kerr-McGee Corp.                               2,694,552
                                                                    38,700 Marathon Oil Corp.                             1,815,804
                                                                     6,800 Noble Energy, Inc.                               462,536
                                                                    23,500 Occidental Petroleum Corp.                     1,672,495
                                                                    18,100 Stone Energy Corp. (m)                           879,117
                                                                    17,200 Unocal Corp.                                   1,061,068
                                                                     6,100 Williams Cos., Inc.                              114,741
                                                                                                                   -----------------
                                                                                                                         19,990,844
                       -------------------------------------------------------------------------------------------------------------
                       PAPER & FOREST                               30,500 Bowater, Inc.                                  1,148,935
                       PRODUCTS - 0.3%                              16,600 Deltic Timber Corp.                              649,060
                                                                                                                   -----------------
                                                                                                                          1,797,995
                       -------------------------------------------------------------------------------------------------------------
                       PERSONAL PRODUCTS - 0.1%                      9,400 The Gillette Co.                                 474,512
                       -------------------------------------------------------------------------------------------------------------
                       PHARMACEUTICALS - 2.5%                       26,800 Abbott Laboratories                            1,249,416
                                                                    20,900 Andrx Corp. (m)                                  473,803
                                                                    54,200 Bristol-Myers Squibb Co.                       1,379,932
                                                                    17,200 Eli Lilly & Co.                                  896,120
                                                                     9,425 IVAX Corp. (m)                                   186,332
                                                                    52,100 Johnson & Johnson                              3,499,036
                                                                    57,900 Merck & Co., Inc.                              1,874,223
                                                                   182,100 Pfizer, Inc.                                   4,783,767
                                                                    40,200 Schering-Plough Corp.                            729,630
                                                                     3,300 Watson Pharmaceuticals, Inc. (m)                 101,409
                                                                    18,600 Wyeth                                            784,548
                                                                                                                   -----------------
                                                                                                                         15,958,216
                       -------------------------------------------------------------------------------------------------------------
                       REAL ESTATE - 0.2%                           21,900 Aames Investment Corp.                           179,580
                                                                     6,460 Catellus Development Corp.                       172,159
                                                                     3,200 Cedar Shopping Centers, Inc.                      45,568
                                                                    42,230 Friedman Billings Ramsey Group,
                                                                           Inc. Class A                                     670,190
                                                                    21,100 Provident Senior Living Trust (a)                340,765
                                                                                                                   -----------------
                                                                                                                          1,408,262
                       -------------------------------------------------------------------------------------------------------------
                       ROAD & RAIL - 0.4%                           19,500 CSX Corp.                                        812,175
                                                                    19,400 Swift Transportation Co., Inc. (m)               429,516
                                                                    22,800 Union Pacific Corp.                            1,589,160
                                                                                                                   -----------------
                                                                                                                          2,830,851
                       -------------------------------------------------------------------------------------------------------------
                       SEMICONDUCTORS &                             64,505 Agere Systems, Inc. Class A (m)                   92,242
                       SEMICONDUCTOR                               162,099 Agere Systems, Inc. Class B (m)                  230,181
                       EQUIPMENT - 0.4%                             11,900 Altera Corp. (m)                                 235,382
                                                                    30,200 Cirrus Logic, Inc. (m)                           136,504
                                                                    74,600 Intel Corp.                                    1,732,958
                                                                    22,600 Micron Technology, Inc. (m)                      233,684
                                                                                                                   -----------------
                                                                                                                          2,660,951
                       -------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY#                                      HELD COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       SOFTWARE - 2.1%                              78,500 BMC Software, Inc. (m)                  $      1,177,500
                                                                     8,290 Check Point Software
                                                                           Technologies (m)                                 180,225
                                                                   163,253 Computer Associates
                                                                           International, Inc.                            4,424,143
                                                                    18,800 Compuware Corp. (m)                              135,360
                                                                   210,500 Microsoft Corp.                                5,087,785
                                                                   150,900 Siebel Systems, Inc. (m)                       1,377,717
                                                                    47,500 TIBCO Software, Inc. (m)                         353,875
                                                                     8,200 Veritas Software Corp. (m)                       190,404
                                                                                                                   -----------------
                                                                                                                         12,927,009
                       -------------------------------------------------------------------------------------------------------------
                       SPECIALTY RETAIL - 0.1%                      15,700 Home Depot, Inc.                                 600,368
                                                                     6,500 Office Depot, Inc. (m)                           144,170
                                                                     4,600 The Sports Authority, Inc.                       126,500
                                                                                                                   -----------------
                                                                                                                            871,038
                       -------------------------------------------------------------------------------------------------------------
                       TEXTILES, APPAREL &
                       LUXURY GOODS - 0.1%                          84,900 Unifi, Inc. (m)                                  284,415
                       -------------------------------------------------------------------------------------------------------------
                       THRIFTS & MORTGAGE
                       FINANCE - 0.3%                                3,100 Doral Financial Corp.                             67,859
                                                                    15,100 Fannie Mae                                       822,195
                                                                     3,000 Freddie Mac                                      189,600
                                                                    11,900 Washington Mutual, Inc.                          470,050
                                                                                                                   -----------------
                                                                                                                          1,549,704
                       -------------------------------------------------------------------------------------------------------------
                       TOBACCO - 0.4%                               34,400 Altria Group, Inc.                             2,249,416
                       -------------------------------------------------------------------------------------------------------------
                       TRANSPORTATION
                       INFRASTRUCTURE - 0.2%                        51,600 Macquarie Infrastructure Co (m)                1,444,800
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN THE
                                                                           UNITED STATES                                168,488,537
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL INVESTMENTS IN COMMON STOCKS
                                                                           (COST - $265,110,080) - 54.2%                342,661,802
------------------------------------------------------------------------------------------------------------------------------------
                                                                           MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------
VIETNAM - 0.0%         DIVERSIFIED FINANCIAL
                       SERVICES - 0.0%                             110,286 Vietnam Enterprise Investments Ltd.
                                                                           (Redeemable Shares) (m)                          148,886
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL INVESTMENTS IN MUTUAL FUNDS
                                                                           (COST - $130,000) - 0.0%                         148,886
------------------------------------------------------------------------------------------------------------------------------------
                                                                           PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 0.2%       COMMERCIAL BANKS - 0.2%                      31,600 National Australia Bank Ltd.
                                                                           7.875% (i)                                     1,159,720
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL PREFERRED STOCKS IN AUSTRALIA            1,159,720
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 0.1%          METALS & MINING - 0.1%                       38,500 Usinas Siderurgicas de Minas
                                                                           Gerais SA Preferred Class A                      832,706
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL PREFERRED STOCKS IN BRAZIL                 832,706
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.5%   DIVERSIFIED TELECOMMUNICATION
                       SERVICES - 0.0%                               9,829 McLeodUSA, Inc. Series A 2.50% (i)                 9,436
                       -------------------------------------------------------------------------------------------------------------
                       INSURANCE - 0.1%                             20,000 XL Capital Ltd. 6.50% (i)                        479,000
                       -------------------------------------------------------------------------------------------------------------
                       THRIFTS & MORTGAGE
                       FINANCE - 0.4%                                   24 Fannie Mae 5.375% (i)                          2,244,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL PREFERRED STOCKS IN THE
                                                                           UNITED STATES                                  2,732,436
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL INVESTMENTS IN PREFERRED
                                                                           STOCKS
                                                                           (COST - $5,149,034) - 0.8%                     5,258,431
------------------------------------------------------------------------------------------------------------------------------------
                                                                           WARRANTS (c)
------------------------------------------------------------------------------------------------------------------------------------
JAPAN - 0.1%           REAL ESTATE - 0.1%                          376,979 Marco Polo Investment Holdings Ltd.
                                                                           (expires 8/29/2013)                              376,979
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL WARRANTS IN JAPAN                          376,979
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                      CURRENCY      SHARES
COUNTRY                INDUSTRY#                  DENOMINATION        HELD WARRANTS (C)                                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.0%        OIL & GAS - 0.0%                            101,940 SapuraCrest Pertoleum bhd
                                                                           (expires 2/18/2009)                     $         11,938
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL WARRANTS IN MALAYSIA                        11,938
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.0%   COMMUNICATIONS                               17,905 Lucent Technologies, Inc.
                       EQUIPMENT - 0.0%                                    (expires 12/10/2007)                              11,996
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION &                              251,100 Foster Wheeler Ltd. Class B
                       ENGINEERING - 0.0%                                  (expires 9/24/2007)                              241,056
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED                                     795 AboveNet, Inc. (expires 9/08/2008)                 7,155
                       TELECOMMUNICATION                               936 AboveNet, Inc. (expires 9/08/2010)                 8,424
                       SERVICES - 0.0%                              21,779 McLeodUSA, Inc. (expires 4/16/2007)                  327
                                                                                                                   -----------------
                                                                                                                             15,906
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL WARRANTS IN THE UNITED STATES              268,958
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL INVESTMENTS IN WARRANTS
                                                                           (COST - $440,443) - 0.1%                         657,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                           RIGHTS
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.1%   COMMERCIAL SERVICES &                        52,600 Information Resources, Inc. (k)                   36,820
                       SUPPLIES - 0.1%
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL INVESTMENTS IN RIGHTS
                                                                           (COST - $88,368) - 0.1%                           36,820
------------------------------------------------------------------------------------------------------------------------------------
                                                                      FACE
                                                                    AMOUNT FIXED INCOME SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 0.4%       FOREIGN GOVERNMENT                  AUD   3,400,000 Australia Government International
                       OBLIGATIONS - 0.4%                                  Bond Series 705, 7.50%
                                                                           due 7/15/2005                                  2,642,218
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           AUSTRALIA                                      2,642,218
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 0.2%          CHEMICALS - 0.1%                    USD     400,000 Cosan SA Industria e Comercio,
                                                                           9% due 11/01/2009 (a)                            386,000
                       -------------------------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT                          650,000 Brazilian Government International
                       OBLIGATIONS - 0.1%                                  Bond, 8.25% due 1/20/2034                        577,200
                       -------------------------------------------------------------------------------------------------------------
                       METALS & MINING - 0.0%              BRL      10,296 Cia Vale do Rio Doce (g)(p)                            0
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES
                                                                           IN BRAZIL                                        963,200
------------------------------------------------------------------------------------------------------------------------------------
CANADA - 0.5%          FOREIGN GOVERNMENT                  CAD   2,355,000 Canada Government International
                       OBLIGATIONS - 0.3%                                  Bond, 4% due 9/01/2010                         1,951,642
                       -------------------------------------------------------------------------------------------------------------
                       WIRELESS TELECOMMUNICATION                          Rogers Wireless Communications,
                       SERVICES - 0.2%                                     Inc.:
                                                           USD     800,000      6.135% due 12/15/2010 (g)                   828,000
                                                           CAD     325,000      7.625% due 12/15/2011                       278,030
                                                                                                                   -----------------
                                                                                                                          1,106,030
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           CANADA                                         3,057,672
------------------------------------------------------------------------------------------------------------------------------------
CAYMAN ISLANDS - 0.2%  COMMERCIAL BANKS - 0.2%             JPY  54,000,000 SMFG Finance Ltd., 2.25% due
                                                                           7/11/2005 (i)                                  1,161,182
                       -------------------------------------------------------------------------------------------------------------
                       INDUSTRIAL                          USD      60,000 First Pacific Finance Ltd., 0%
                       CONGLOMERATES - 0.0%                                due 1/18/2010 (b)(i)                              61,650
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.0%                            290,000 Momenta/Cayman, 2.50% due
                                                                           8/01/2007 (Regulation S) (b)(i)                  288,550
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES
                                                                           IN THE CAYMAN ISLANDS                          1,511,382
------------------------------------------------------------------------------------------------------------------------------------
EUROPE - 3.1%          COMMERCIAL BANKS - 3.1%                             European Investment Bank:
                                                           EUR   2,350,000   3.50% due 10/15/2005                         3,075,252
                                                           GBP   3,750,000   6.125% due 12/07/2005                        7,142,602
                                                           EUR   3,900,000   4% due 1/15/2007                             5,198,809
                                                                 3,325,000   3.55% due 4/15/2008                          4,322,850
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           EUROPE                                        19,739,513
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                      CURRENCY        FACE
COUNTRY                INDUSTRY#                  DENOMINATION      AMOUNT FIXED INCOME SECURITIES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
FRANCE - 0.9%          COMMERCIAL BANKS - 0.5%             EUR   2,550,000 ERAP, 2.875% due 7/12/2006              $      3,334,822
                       -------------------------------------------------------------------------------------------------------------
                       CONTAINERS &                        USD     950,000 Crown European Holdings SA,
                       PACKAGING - 0.2%                                    10.875% due 3/01/2013                          1,102,000
                       -------------------------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT                  EUR   1,125,000 Caisse d'Amortissement de la Dette
                       OBLIGATIONS - 0.2%                                  Sociale, 4% due 10/25/2014                     1,501,145
                       -------------------------------------------------------------------------------------------------------------
                       SOFTWARE - 0.0%                              98,700 Infogrames Entertainment SA
                                                                           Series WW, 4% due 4/01/2009 (i)                   80,286
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           FRANCE                                         6,018,253
------------------------------------------------------------------------------------------------------------------------------------
GERMANY - 4.0%         COMMERCIAL BANKS - 2.2%                             KfW - Kreditanstalt fuer
                                                                           Wiederaufbau:
                                                           GBP   2,250,000   4.125% due 6/07/2006                         4,216,846
                                                                   475,000   4.80% due 10/27/2006                           893,525
                                                           EUR   2,550,000   3.125% due 11/15/2006                        3,350,663
                                                                   700,000   5.375% due 12/07/2007                        1,337,853
                                                           GBP     700,000   4.50% due 12/07/2008                         1,304,606
                                                           EUR   2,000,000   4.25% due 7/04/2014                          2,732,221
                                                                                                                   -----------------
                                                                                                                         13,835,714
                       -------------------------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT                        8,000,000 Deutsche Bundesrepublik Series 00,
                       OBLIGATIONS - 1.8%                                  5.25% due 1/04/2011                           11,535,434
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           GERMANY                                       25,371,148
------------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 0.1%       INDUSTRIAL                          USD     450,000 Hutchison Whampoa International
                       CONGLOMERATES - 0.1%                                Ltd., 5.45% due 11/24/2010                       453,988
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           HONG KONG                                        453,988
------------------------------------------------------------------------------------------------------------------------------------
ICELAND - 0.2%         FOREIGN GOVERNMENT                  ISK  59,000,000 Iceland Rikisbref, 7.25% due
                       OBLIGATIONS - 0.2%                                  5/17/2013                                        949,162
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           ICELAND                                          949,162
------------------------------------------------------------------------------------------------------------------------------------
INDIA - 0.3%           AUTOMOBILES - 0.1%                  USD     500,000 Tata Motors Ltd., 1% due 7/31/2008
                                                                           (a)(i)                                           825,000
                       -------------------------------------------------------------------------------------------------------------
                       MEDIA - 0.2%                              1,180,000 Zee Telefilms Ltd, 0.50% due
                                                                           4/29/2009 (i)                                  1,158,087
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           INDIA                                          1,983,087
------------------------------------------------------------------------------------------------------------------------------------
ITALY - 0.2%           FOREIGN GOVERNMENT                  EUR 125,000,000 Italy Government International
                       OBLIGATIONS - 0.2%                                  Bond, 0.375% due 10/10/2006                    1,174,211
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           ITALY                                          1,174,211
------------------------------------------------------------------------------------------------------------------------------------
JAPAN - 0.9%           COMMERCIAL BANKS - 0.6%             JPY  49,000,000 The Bank of Fukuoka Ltd. Series 2,
                                                                           1.10% due 9/28/2007 (i)                          691,169
                                                                99,000,000 The Bank of Kyoto Ltd. Series 1,
                                                                           1.90% due 9/30/2009 (i)                        1,358,589
                                                               200,000,000 International Bank for
                                                                           Reconstruction & Development Series
                                                                           670, 2% due 2/18/2008                          1,965,387
                                                                                                                   -----------------
                                                                                                                          4,015,145
                       -------------------------------------------------------------------------------------------------------------
                       LEISURE EQUIPMENT &                      43,000,000 Shoei Co., Ltd. Series 2, 0% due
                       PRODUCTS - 0.1%                                     12/30/2009 (b)(i)                                466,343
                       -------------------------------------------------------------------------------------------------------------
                       TRADING COMPANIES &                      95,000,000 Mitsubishi Corp., 0% due 6/17/2011
                       DISTRIBUTORS - 0.2%                                 (b)(i)                                         1,078,581
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           JAPAN                                          5,560,069
------------------------------------------------------------------------------------------------------------------------------------
LUXEMBOURG - 0.1%      INDUSTRIAL                          USD     358,000 Tyco International Group SA, 2.75%
                       CONGLOMERATES - 0.1%                                due 1/15/2018 (a)(i)                             533,420
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           LUXEMBOURG                                       533,420
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                      CURRENCY        FACE
COUNTRY                INDUSTRY#                  DENOMINATION      AMOUNT FIXED INCOME SECURITIES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.5%        FOREIGN GOVERNMENT                  MYR   2,225,000 Johor Corp., 1% due 7/31/2009 (b)       $        579,671
                       OBLIGATIONS - 0.5%                        8,000,000 Malaysia Government International
                                                                           Bond Series 386X, 8.60% due 12/01/2007         2,381,503
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           MALAYSIA                                       2,961,174
------------------------------------------------------------------------------------------------------------------------------------
MEXICO - 0.3%          HOUSEHOLD DURABLES - 0.2%                           Vitro Envases Norteamerica:
                                                           USD     500,000    Term, 9.123% due 2/23/2010 (n)                495,000
                                                                   975,000    10.75% due 7/23/2011 (a)                      994,500
                                                                                                                   -----------------
                                                                                                                          1,489,500
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.1%                    GBP     310,000 Petroleos Mexicanos, 14.50% due
                                                                           3/31/2006                                        637,034
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           MEXICO                                         2,126,534
------------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 0.9%     COMMERCIAL BANKS - 0.1%                     500,000 Bank Nederlandse Gemeenten, 4.625%
                                                                           due 12/07/2006                                   941,210
                       -------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.2%                EUR     825,000 Royal Numico NV, 4.25% due
                                                                           6/26/2005 (Regulation S)  (i)                  1,075,465
                       -------------------------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT                        1,300,000 Netherlands Government
                       OBLIGATIONS - 0.3%                                  International Bond, 3.75%
                                                                           due 7/15/2014                                   1,709,345
                       -------------------------------------------------------------------------------------------------------------
                       SEMICONDUCTORS &                    USD     265,000 ASM International NV, 4.25% due
                       SEMICONDUCTOR                                       12/06/2011 (a)(i)                                270,963
                       EQUIPMENT - 0.3%                    EUR   1,450,000 Infineon Technologies Holding BV,
                                                                           4.25% due 2/06/2007 (i)                        1,917,466
                                                                                                                   -----------------
                                                                                                                          2,188,429
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           THE NETHERLANDS                                5,914,449
------------------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND - 0.2%     FOREIGN GOVERNMENT                  NZD   1,175,000 New Zealand Government
                       OBLIGATIONS - 0.2%                                  International Bond Series 216,
                                                                           4.50% due 2/14/2016                            1,076,158
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           NEW ZEALAND                                    1,076,158
------------------------------------------------------------------------------------------------------------------------------------
POLAND - 0.2%          FOREIGN GOVERNMENT                  PLN   4,450,000 Poland Government International
                       OBLIGATIONS - 0.2%                                  Bond, 3% due 8/24/2016                         1,416,521
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           POLAND                                         1,416,521
------------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 0.2%     WIRELESS TELECOMMUNICATION          USD     900,000 LG Telecom Ltd, 8.25% due
                       SERVICES - 0.2%                                     7/15/2009 (a)                                    940,954
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           SOUTH KOREA                                      940,954
------------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 0.4%          FOREIGN GOVERNMENT                                  Sweden Government International Bond:
                       OBLIGATIONS - 0.4%                  SEK   1,500,000   Series 1040, 6.50% due 5/05/2008               236,228
                                                                11,875,000   Series 3101, 4% due 12/01/2008               2,085,611
                                                                                                                   -----------------
                                                                                                                          2,321,839
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           SWEDEN                                         2,321,839
------------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 0.1%     INSURANCE - 0.1%                    USD     300,000 Swiss Life Finance Ltd., 2% due
                                                                           5/20/2005 (i)                                    340,500
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           SWITZERLAND                                      340,500
------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 0.5%  COMMERCIAL BANKS - 0.1%             GBP     235,000 International Bank for
                                                                           Reconstruction & Development,
                                                                           7.125% due 7/30/2007                             465,432
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED
                       TELECOMMUNICATION
                       SERVICES - 0.4%                                     Colt Telecom Group Plc:
                                                           EUR   1,250,000   2% due 3/29/2006                             1,860,119
                                                                   450,000   2% due 4/03/2007
                                                                             (Regulation S) (i)                             701,809
                                                                                                                   -----------------
                                                                                                                          2,561,928
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           THE UNITED KINGDOM                             3,027,360
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 4.2%   AEROSPACE & DEFENSE - 0.0%          USD     230,000 GenCorp, Inc., 5.75% due
                                                                           4/15/2007 (i)                                    255,588
                       -------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                      CURRENCY        FACE
COUNTRY                INDUSTRY#                  DENOMINATION      AMOUNT FIXED INCOME SECURITIES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       AIRLINES - 0.0%                     USD     356,242 Northwest Airlines, Inc. Series
                                                                           1999-3-B, 9.485% due 10/01/2016         $        245,379
                       -------------------------------------------------------------------------------------------------------------
                       BIOTECHNOLOGY - 0.2%                                Abgenix, Inc. (i):
                                                                   825,000   3.50% due 3/15/2007                            799,219
                                                                   310,000   1.75% due 12/15/2011 (a)                       256,913
                                                                                                                   -----------------
                                                                                                                          1,056,132
                       -------------------------------------------------------------------------------------------------------------
                       CHEMICALS - 0.1%                            600,000 Corning, Inc., 7% due 3/15/2007                  600,750
                       -------------------------------------------------------------------------------------------------------------
                       COMMUNICATIONS                              380,000 Lucent Technologies, Inc., 8% due
                       EQUIPMENT - 0.1%                                    8/01/2031 (i)                                    392,825

                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION &                            3,498,750 Foster Wheeler LLC Series A,
                       ENGINEERING - 0.9%                                  10.359% due 9/15/2011                          3,848,625
                                                                   974,000 J Ray McDermott SA, 11% due
                                                                           12/15/2013 (a)                                 1,090,880
                                                                           McDermott, Inc.:
                                                                   250,000   7.84% due 4/04/2005                            250,000
                                                                   545,000   8.75% due 5/19/2023                            545,000
                                                                                                                   -----------------
                                                                                                                          5,734,505
                       -------------------------------------------------------------------------------------------------------------
                       CONTAINERS &                                560,000 Anchor Glass Container Corp.,
                       PACKAGING - 0.1%                                    11% due 2/15/2013                                505,400
                                                                   375,000 Crown Cork & Seal Co., Inc., 7.50%
                                                                           due 12/15/2096                                   315,000
                                                                                                                   -----------------
                                                                                                                            820,400
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED FINANCIAL                               General Electric Capital Corp.:
                       SERVICES - 0.3%                     JPY 135,000,000   0.10% due 12/20/2005                         1,262,019
                                                                75,000,000   1.40% due 11/02/2006                           714,361
                                                                                                                   -----------------
                                                                                                                          1,976,380
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED                                         MCI, Inc.:
                       TELECOMMUNICATION                   USD     861,000   5.908% due 5/01/2007                           876,068
                       SERVICES - 0.4%                             861,000   6.688% due 5/01/2009                           895,440
                                                                   589,000   7.735% due 5/01/2014                           647,900
                                                                                                                   -----------------
                                                                                                                          2,419,408
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRIC UTILITIES - 0.6%                 4,730,193 Empresa Electrica del Norte
                                                                           Grande SA, 4% due 11/05/2017 (b)               3,937,886
                       -------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.1%                        775,000 Burns, Philp Capital Property
                                                                           Ltd., 10.75% due 2/15/2011                       860,250
                       -------------------------------------------------------------------------------------------------------------
                       GAS UTILITIES - 0.0%                        215,000 Aventine Renewable Energy Holdings,
                                                                           Inc., 9.01% due 12/15/2011 (a)(g)                218,225
                       -------------------------------------------------------------------------------------------------------------
                       HEALTH CARE PROVIDERS &                     136,000 Beverly Enterprises, Inc., 7.875%
                       SERVICES - 0.1%                                     due 6/15/2014                                    150,280
                                                                   600,000 Tenet Healthcare Corp., 9.25% due
                                                                           2/01/2015 (a)                                    598,500
                                                                                                                   -----------------
                                                                                                                            748,780
                       -------------------------------------------------------------------------------------------------------------
                       HOTELS, RESTAURANTS &                     1,300,000 Uno Restaurant Corp., 10% due
                       LEISURE - 0.2%                                      2/15/2011 (a)                                  1,300,000
                       -------------------------------------------------------------------------------------------------------------
                       INSURANCE - 0.1%                            291,000 Fortis Insurance NV, 7.75% due
                                                                           1/26/2008 (a)(i)                                 309,234
                       -------------------------------------------------------------------------------------------------------------
                       MULTI-UTILITIES &                   GBP     213,000 The AES Corp. 8.375% due 3/01/2011               404,499
                       UNREGULATED POWER - 0.6%            USD     625,000 Calpine Corp., 7.625% due 4/15/2006              606,250
                                                                           Calpine Generating Co. LLC (g):
                                                                 1,800,000   6.31% due 4/01/2009                          1,818,000
                                                                 1,000,000   9.14% due 4/01/2010                            975,000
                       -------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                      CURRENCY        FACE
COUNTRY                INDUSTRY#                  DENOMINATION      AMOUNT FIXED INCOME SECURITIES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 0.1%                    USD     325,000 McMoRan Exploration Co., 5.25% due
                                                                           10/06/2011 (i)                          $        461,906
                                                                                                                   -----------------
                                                                                                                          3,803,749
                       -------------------------------------------------------------------------------------------------------------
                       SEMICONDUCTORS &                            980,000 Conexant Systems, Inc., 4% due
                       SEMICONDUCTOR                                       2/01/2007 (i)                                    861,175
                       EQUIPMENT - 0.2%                            625,000 LSI Logic Corp., 4% due
                                                                           11/01/2006 (i)                                   616,406
                                                                                                                   -----------------
                                                                                                                          1,477,581
                       -------------------------------------------------------------------------------------------------------------
                       TEXTILES, APPAREL & LUXURY
                       GOODS - 0.0%                                641,859 Galey & Lord, Inc., Term, 10.17%
                                                                           due 9/05/2009 (n)                                179,720
                       -------------------------------------------------------------------------------------------------------------
                       WIRELESS TELECOMMUNICATION
                       SERVICES - 0.1%                             800,000 Nextel Communications, Inc., 5.25%
                                                                           due 1/15/2010 (i)                                820,000
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES IN
                                                                           THE UNITED STATES                             27,618,698
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL INVESTMENTS IN FIXED INCOME
                                                                           SECURITIES
                                                                           (COST - $105,546,703) - 18.6%                117,701,510
------------------------------------------------------------------------------------------------------------------------------------
                                                                BENEFICIAL
                                                                  INTEREST OTHER INTERESTS (H)
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.0%   DIVERSIFIED                         USD   1,400,000 AboveNet, Inc.. (Litigation Trust
                       TELECOMMUNICATION                                   Certificates)                                          0
                       SERVICES - 0.0%                           2,550,000 WilTel Communications Group, Inc.
                                                                           (Litigation Trust Certificates)                        0
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL INVESTMENTS IN OTHER
                                                                           INTERESTS- (COST-$0) - 0.0%                            0
------------------------------------------------------------------------------------------------------------------------------------
                                                                      FACE
                                                                    AMOUNT U.S. GOVERNMENT OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 1.1%                                                       U.S. Treasury Notes (j):
                                                                 1,250,000   4% due 6/15/2009                             1,244,775
                                                                 1,400,000   4.75% due 5/15/2014                          1,426,250
                                                                 4,310,381 United States Treasury Inflation
                                                                           Indexed Bonds, 1.625% due 1/15/2015            4,304,580
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL INVESTMENTS IN U.S.
                                                                           GOVERNMENT OBLIGATIONS
                                                                           (COST - $7,006,884) - 1.1%                     6,975,605
------------------------------------------------------------------------------------------------------------------------------------
                                                                           SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
DENMARK - 0.2%         TIME DEPOSITS                       DKK   8,100,000 DKK Time Deposit, 2.01% due
                                                                           4/08/2005                                      1,413,070
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL SHORT-TERM INVESTMENTS IN
                                                                           DENMARK                                        1,413,070
------------------------------------------------------------------------------------------------------------------------------------
SINGAPORE - 0.6%                                           SGD   2,361,740 SGD Time Deposit, 1.68% due
                                                                           4/01/2005                                      1,431,965
                                                                 3,364,023 SGD Time Deposit, 1.78% due
                                                                           4/29/2005                                      2,039,667
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL SHORT-TERM INVESTMENTS IN
                                                                           SINGAPORE                                      3,471,632
------------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 0.9%                                         CHF   6,700,000 CHF Time Deposit, 0.62% due
                                                                           4/08/2005                                      5,621,277
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL SHORT-TERM INVESTMENTS IN
                                                                           SWITZERLAND                                    5,621,277
------------------------------------------------------------------------------------------------------------------------------------
                                                                BENEFICIAL
                                                                  INTEREST
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 20.6%                                      USD 130,032,640 Merrill Lynch Liquidity Series, LLC
                                                                           Cash Sweep Series I (d)                      130,032,640
                                                                   315,000 Merrill Lynch Liquidity Series, LLC
                                                                           Money Market Series (d)(e)                       315,000
                       -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL SHORT-TERM INVESTMENTS IN THE
                                                                           UNITED STATES                                130,347,640
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL SHORT-TERM INVESTMENTS
                                                                           (COST - $141,107,302) - 22.3%                140,853,619
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL INVESTMENTS
                                                                           (COST - $524,578,814) - 97.2%                614,294,548
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
OPTIONS                                                          CONTRACTS CALL OPTIONS WRITTEN                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                       160 3Com Corp., expiring January 2006
                                                                           at USD 5, Broker UBS Warburg            $         (4,000)
                                                                       209 Andrx Corp., expiring June 2005 at
                                                                           USD 17.5, Broker Citigroup
                                                                           Global Markets                                  (114,950)
                                                                           BMC Software,
                                                                       608   expiring January 2006 at USD 15,
                                                                             Broker Credit Suisse First Boston             (121,600)
                                                                       177   expiring January 2006 at USD 15,
                                                                             Broker UBS Warburg                             (35,400)
                                                                       302 Cirrus Logic, Inc., expiring
                                                                           January 2006 at USD 5, Broker
                                                                           Deutsche Bank                                    (27,180)
                                                                       237 Cisco Systems, Inc., expiring
                                                                           January 2006 at USD 17.5, Broker
                                                                           Deutsche Bank                                    (50,955)
                                                                           Corinthian Colleges, Inc.:
                                                                       169   expiring May 2005 at USD 15,
                                                                             Broker UBS Warburg                             (28,730)
                                                                       123   expiring January 2006 at USD 15,
                                                                             Broker Deutsche Bank                           (36,900)
                                                                       115   expiring January 2006 at USD 20,
                                                                             Broker Citigroup Global Market                 (15,525)
                                                                       182   expiring January 2006 at USD 20,
                                                                             Broker Credit Suisse First Boston              (24,570)
                                                                        47   expiring January 2006 at USD 20,
                                                                             Broker Goldman Sachs                            (6,345)
                                                                        94   expiring January 2006 at USD 20,
                                                                             Broker Morgan Stanley                          (12,690)
                                                                       170   expiring January 2006 at USD 20,
                                                                             Broker UBS Warburg                             (22,950)
                                                                       304 El Paso Corp., expiring January
                                                                           2006 at USD 12.5, Broker
                                                                           Deutsche Bank                                    (24,320)
                                                                           Intel Corp.:
                                                                       260   expiring April 2005 at USD 20,
                                                                             Broker Deutsche Bank                           (88,400)
                                                                       104   expiring January 2006 at USD 22.5,
                                                                             Broker Credit Suisse First Boston              (28,600)
                                                                       122 Jabil Circuit, Inc., expiring
                                                                           January 2006 at USD 20, Broker
                                                                           Credit Suisse First Boston                      (118,340)
                                                                           McDermott International,
                                                                           Inc. (cont'd):
                                                                        48   expiring May 2005 at USD 12.5,
                                                                             Broker Deutsche Bank                           (32,160)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
OPTIONS                                                          CONTRACTS CALL OPTIONS WRITTEN                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                        70   expiring May 2005 at USD 15,
                                                                             Broker UBS Warburg                    $        (30,100)
                                                                        73   expiring May 2005 at USD 17.5,
                                                                             Broker Deutsche Bank                           (15,695)
                                                                        77   expiring January 2006 at USD 17.5,
                                                                             Broker Credit Suisse First Boston              (29,260)
                                                                        51   expiring January 2006 at USD 17.5,
                                                                             Broker Deutsche Bank                           (19,380)
                                                                       188   expiring January 2006 at USD 17.5,
                                                                             Broker Morgan Stanley                          (71,440)
                                                                        64   expiring January 2006 at USD 17.5,
                                                                             Broker UBS Warburg                             (24,320)
                                                                       143   expiring January 2006 at USD 20,
                                                                             Broker Citigroup Global Market                 (32,890)
                                                                        99   expiring January 2006 at USD 20,
                                                                             Broker Deutsche Bank                           (22,770)
                                                                        46   expiring January 2006 at USD 20,
                                                                             Broker Smith Barney                            (10,580)
                                                                        70 Merck & Co., Inc., expiring January
                                                                           2006 at USD 27.5, Broker
                                                                           Morgan Stanley                                   (40,600)
                                                                       112 Nokia Oyj, expiring January 2006 at
                                                                           USD 15, Broker Goldman Sachs                     (19,600)
                                                                           Nortel Networks
                                                                       656   expiring January 2006 at USD  2.5,
                                                                             Broker Morgan Stanley                          (45,920)
                                                                     1,554   expiring January 2006 at USD  2.5,
                                                                             Broker UBS Warburg                            (108,780)
                                                                           Quanta Services,
                                                                        73   expiring May 2005 at USD 7.5
                                                                             Broker Deutsche Bank                            (4,015)
                                                                        73   expiring August 2005 at USD 7.5,
                                                                             Broker Deutsche Bank                            (6,935)
                                                                        86   expiring November 2005 at USD 7.5,
                                                                             Broker Citigroup Global Market                  (8,600)
                                                                        95   expiring January 2006 at USD 10,
                                                                             Broker Morgan Stanley                           (5,225)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
OPTIONS                                                          CONTRACTS CALL OPTIONS WRITTEN                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                        96   expiring January 2006 at USD 10,
                                                                             Broker UBS Warburg                    $         (5,280)
                                                                       154 Qwest Communications International
                                                                           Inc., expiring July 2005 at USD 5,
                                                                           Broker Deutsche Bank                              (1,540)
                                                                           Siebel Systems, Inc.:
                                                                       646   expiring January 2006 at USD 7.5,
                                                                             Broker Citigroup Global Market                (145,350)
                                                                       299   expiring January 2006 at USD 7.5,
                                                                             Broker Goldman Sachs                           (67,275)
                                                                       238   expiring January 2006 at USD 7.5,
                                                                             Broker UBS Warburg                             (53,550)
                                                                        46 The Sports Authority, Inc, expiring
                                                                           October 2005 at USD 25, Broker
                                                                           Deutsche Bank                                    (23,000)
                                                                       475 TIBCO Software, Inc., expiring
                                                                           November 2005 at USD 7.5, Broker
                                                                           UBS Warburg                                      (57,000)
                                                                       189 Tyson Foods, Inc. Class A, expiring
                                                                           January 2006 at USD 17.5, Broker
                                                                           Deutsche Bank                                    (24,570)
                                                                           webMethods, Inc.:
                                                                       230   expiring October 2005 at USD 5,
                                                                             Broker Morgan Stanley                          (28,750)
                                                                       219   expiring October 2005 at USD 5.01,
                                                                             Broker UBS Warburg                             (26,280)
                                                                                                                   -----------------
                                                                                                                         (1,722,320)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL INVESTMENTS IN OPTIONS WRITTEN
                                                                           (PREMIUMS RECEIVED -$1,782,702) -
                                                                           (0.3%)                                        (1,722,320)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL INVESTMENTS, NET OF
                                                                           OPTIONS WRITTEN
                                                                           (COST - $522,796,112*) - 96.9%               612,572,228
                                                                           OTHER ASSETS LESS LIABILITIES - 3.1%          19,412,106
                                                                                                                   -----------------
                                                                           NET ASSETS - 100.0%                     $    631,984,333
                                                                                                                   =================
------------------------------------------------------------------------------------------------------------------------------------

# For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2005, as computed for federal income tax purposes were as follows:

        Aggregate cost                            $    524,352,183
                                                  ================
        Gross unrealized appreciation             $    104,612,990
        Gross unrealized depreciation                  (16,392,945)
                                                  ----------------
        Net unrealized appreciation               $     88,220,045
                                                  ================

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


    ----------------------------------------------------------------------------------------------
    AFFILIATE                                                     NET ACTIVITY     INTEREST INCOME
    ----------------------------------------------------------------------------------------------
    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I       $ 11,170,888     $       678,025
    Merrill Lynch Liquidity Series, LLC Money Market Series       $    315,000     $           273
    ----------------------------------------------------------------------------------------------

(e) Security was purchased with cash proceeds from securities loans.

(f) Security, or a portion of security, is on loan.

(g) Floating rate note.

(h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i) Convertible security.

(j) All or a portion of security held as collateral in connection with open financial futures contracts.

(k) The rights entitle the holder to potential cash distributions on pending litigations settlements.

(l) Depositary Receipts.

(m) Non-income producing security.

(n) Floating rate corporate debt in which the Fund invests generally pays interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. Floating rate corporate loans represent 0.1% of the Fund's net assets.

(o) Restricted securities as to resale, representing 0.2% of net assets, were as follows:

    --------------------------------------------------------------------------------------------
    ISSUE                                ACQUISITION DATE(S)           COST             VALUE
    --------------------------------------------------------------------------------------------
    International Coal Group, Inc.     12/06/2004 - 12/14/2004     $  1,029,225     $  1,276,350
    Koninklijke Ahold NV*                    12/11/2003            $    179,139     $    238,321
    --------------------------------------------------------------------------------------------
    TOTALS                                                         $  1,208,364     $  1,514,671
                                                                   =============================

    * Depositary Receipts.

(p) Received through a bonus issue from Companhia Vale do Rio Doce. As of March 31, 2005, the bonds have not commenced trading and the coupon has not been determined. The security is a perpetual bond and has no definite maturity date.

    Currency Abbreviations :

             AUD     Australian Dollar
             BRL     Brazilian Real
             CAD     Canadian Dollar
             CHF     Swiss Franc
             DKK     Danish Krone
             EUR     Euro
             GBP     British Pound
             ISK     Icelandic Crona
             JPY     Japanese Yen
             MYR     Malaysian Ringgit
             NZD     New Zealand Dollar
             PLN     Polish Zloty
             SEK     Swedish Krona
             SGD     Singapore Dollar
             USD     U.S. Dollar

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

    Forward Foreign exchange contracts as of March 31, 2005 were as follows:

    FOREIGN                                                           UNREALIZED
    CURRENCY SOLD                        EXPIRATION DATE            APPRECIATION
    ----------------------------------------------------------------------------
    AUD 520,000                             April 2005              $     12,138
    ----------------------------------------------------------------------------
    TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE
    CONTRACTS - (USD COMMITMENT - $414,128)                         $     12,138
                                                                    ============

    Financial futures contracts purchased as of March 31, 2005 were as follows:

    NUMBER OF                                                                                     UNREALIZED
    CONTRACTS     ISSUE                       EXCHANGE     EXPIRATION DATE      FACE VALUE      DEPRECIATION
    --------------------------------------------------------------------------------------------------------
    108           DJ Euro Stoxx 50            Eurex              June 2005     $  4,221,618     $    (6,553)
    31            FTSE 100 Index Future       LIFFE              June 2005        2,924,845         (47,207)
    75            Osa Nikkei 225 Futures      OSAKA              June 2005        8,323,051        (161,121)
    --------------------------------------------------------------------------------------------------------
    TOTAL UNREALIZED DEPRECIATION - NET                                                         $  (214,881)
    --------------------------------------------------------------------------------------------------------

    Financial futures contracts sold as of March 31, 2005 were as follows:

    --------------------------------------------------------------------------------------------------------
    NUMBER OF                                                                                     UNREALIZED
    CONTRACTS     ISSUE                       EXCHANGE     EXPIRATION DATE      FACE VALUE      APPRECIATION
    --------------------------------------------------------------------------------------------------------
        9         S & P INDEX                 Detroit            June 2005     $  2,721,129     $     57,354
    --------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          SHARES
                       INDUSTRY*                                            HELD  COMMON STOCKS                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
AFRICA
------------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 0.8%    FOOD PRODUCTS - 0.3%                               15,600  Tiger Brands Ltd.                      $   247,896
                       -------------------------------------------------------------------------------------------------------------
                       INDUSTRIAL CONGLOMERATES - 0.3%                    15,200  Barloworld Ltd.                            244,226
                       -------------------------------------------------------------------------------------------------------------
                       SPECIALTY RETAIL - 0.2%                             5,400  Edgars Consolidated Stores Ltd.            238,593
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN AFRICA              730,715
------------------------------------------------------------------------------------------------------------------------------------
NORTH AMERICA
------------------------------------------------------------------------------------------------------------------------------------
BERMUDA - 0.0%         OIL & GAS - 0.0%                                        2  Ship Finance International Ltd.                 41
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN BERMUDA                  41
------------------------------------------------------------------------------------------------------------------------------------
CANADA - 0.7%          METALS & MINING - 0.7%                             15,000  Cameco Corp.                               664,173
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN CANADA              664,173
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 57.1%  AEROSPACE & DEFENSE - 2.5%                         21,600  Boeing Co.                               1,262,736
                                                                          19,700  Lockheed Martin Corp.                    1,202,882
                                                                                                                         -----------
                                                                                                                           2,465,618
                       -------------------------------------------------------------------------------------------------------------
                       BIOTECHNOLOGY - 3.1%                               28,600  Celgene Corp. (b)                          973,830
                                                                          56,400  Gilead Sciences, Inc. (b)                2,019,120
                                                                                                                         -----------
                                                                                                                           2,992,950
                       -------------------------------------------------------------------------------------------------------------
                       CAPITAL MARKETS - 1.1%                             15,200  Franklin Resources, Inc.                 1,043,480
                       -------------------------------------------------------------------------------------------------------------
                       CHEMICALS - 5.4%                                   11,200  Air Products & Chemicals, Inc.             708,848
                                                                          51,700  The Dow Chemical Co.                     2,577,245
                                                                          15,800  E.I. du Pont de Nemours & Co.              809,592
                                                                          16,200  Praxair, Inc.                              775,332
                                                                           5,200  Sigma-Aldrich Corp.                        318,500
                                                                                                                         -----------
                                                                                                                           5,189,517
                       -------------------------------------------------------------------------------------------------------------
                       COMMERCIAL BANKS - 3.9%                            43,700  Bank of America Corp.                    1,927,170
                                                                          63,800  U.S. Bancorp                             1,838,716
                                                                                                                         -----------
                                                                                                                           3,765,886
                       -------------------------------------------------------------------------------------------------------------
                       CONSUMER FINANCE - 1.8%                            70,000  MBNA Corp.                               1,718,500
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED FINANCIAL SERVICES - 1.9%              40,400  Citigroup, Inc.                          1,815,576
                       -------------------------------------------------------------------------------------------------------------
                       ENERGY EQUIPMENT & SERVICES - 4.7%                  4,600  Cooper Cameron Corp. (b)                   263,166
                                                                          13,900  Grant Prideco, Inc. (b)                    335,824
                                                                          11,400  National Oilwell Varco, Inc. (b)           532,380
                                                                          20,800  Schlumberger Ltd.                        1,465,984
                                                                           4,500  Smith International, Inc.                  282,285
                                                                          32,400  Transocean, Inc. (b)                     1,667,304
                                                                                                                         -----------
                                                                                                                           4,546,943
                       -------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 1.4%                               11,100  McCormick & Co., Inc.                      382,173
                                                                          14,300  Wm. Wrigley Jr. Co.                        937,651
                                                                                                                         -----------
                                                                                                                           1,319,824
                       -------------------------------------------------------------------------------------------------------------
                       HEALTH CARE EQUIPMENT & SUPPLIES - 5.4%            31,300  Boston Scientific Corp. (b)                916,777
                                                                           4,100  Intuitive Surgical, Inc. (b)               186,427
                                                                          26,600  Medtronic, Inc.                          1,355,270
                                                                          25,100  St. Jude Medical, Inc. (b)                 903,600
                                                                          26,600  Varian Medical Systems, Inc. (b)           911,848
                                                                          12,800  Zimmer Holdings, Inc. (b)                  995,968
                                                                                                                         -----------
                                                                                                                           5,269,890
                       -------------------------------------------------------------------------------------------------------------
                       HEALTH CARE PROVIDERS & SERVICES - 2.7%            26,100  Caremark Rx, Inc. (b)                    1,038,258
                                                                           5,600  UnitedHealth Group, Inc.                   534,128
                                                                           8,500  WellPoint, Inc. (b)                      1,065,475
                                                                                                                         -----------
                                                                                                                           2,637,861
                       -------------------------------------------------------------------------------------------------------------
                       HOTELS, RESTAURANTS & LEISURE - 4.3%               20,400  Carnival Corp.                           1,056,924
                                                                          13,800  Station Casinos, Inc.                      932,190
                                                                          17,300  Wynn Resorts Ltd. (b)                    1,171,902
                                                                          19,100  Yum! Brands, Inc.                          989,571
                                                                                                                         -----------
                                                                                                                           4,150,587
                       -------------------------------------------------------------------------------------------------------------
                       HOUSEHOLD PRODUCTS - 1.2%                          22,800  Procter & Gamble Co.                     1,208,400
                       -------------------------------------------------------------------------------------------------------------
                       INDUSTRIAL CONGLOMERATES - 7.8%                    48,000  3M Co.                                   4,113,120
                                                                          94,800  General Electric Co.                     3,418,488
                                                                                                                         -----------
                                                                                                                           7,531,608
                       -------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          SHARES
                       INDUSTRY*                                            HELD  COMMON STOCKS                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
NORTH AMERICA
------------------------------------------------------------------------------------------------------------------------------------
                       INTERNET SOFTWARE & SERVICES - 0.9%                27,300  Yahoo!, Inc. (b)                       $   925,470
                       -------------------------------------------------------------------------------------------------------------
                       MACHINERY - 2.0%                                   11,000  Caterpillar, Inc.                        1,005,840
                                                                          14,100  Deere & Co.                                946,533
                                                                                                                         -----------
                                                                                                                           1,952,373
                       -------------------------------------------------------------------------------------------------------------
                       MEDIA - 1.1%                                       27,750  News Corp. Class B                         488,677
                                                                          19,000  Walt Disney Co.                            545,870
                                                                                                                         -----------
                                                                                                                           1,034,547
                       -------------------------------------------------------------------------------------------------------------
                       OIL & GAS - 1.6%                                    4,500  Ashland, Inc.                              303,615
                                                                          51,000  Sasol Ltd. (c)                           1,216,350
                                                                                                                         -----------
                                                                                                                           1,519,965
                       -------------------------------------------------------------------------------------------------------------
                       PERSONAL PRODUCTS - 1.2%                           26,100  Avon Products, Inc.                      1,120,734
                       -------------------------------------------------------------------------------------------------------------
                       PHARMACEUTICALS - 1.5%                             22,200  Johnson & Johnson                        1,490,952
                       -------------------------------------------------------------------------------------------------------------
                       THRIFTS & MORTGAGE FINANCE - 1.4%                  20,000  Doral Financial Corp.                      437,800
                                                                          24,000  Washington Mutual, Inc.                    948,000
                                                                                                                         -----------
                                                                                                                           1,385,800
                       -------------------------------------------------------------------------------------------------------------
                       TRADING COMPANIES & DISTRIBUTORS - 0.2%             7,300  MSC Industrial Direct Co. Class A          223,088
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN THE UNITED
                                                                                    STATES                                55,309,569
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN NORTH
                                                                                    AMERICA - 57.8%                       55,973,783
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA
------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 10.5%      BEVERAGES - 1.5%                                  155,500  Coca-Cola Amatil Ltd.                    1,032,064
                                                                         118,200  Foster's Group Ltd.                        469,055
                                                                                                                         -----------
                                                                                                                           1,501,119
                       -------------------------------------------------------------------------------------------------------------
                       BIOTECHNOLOGY - 1.1%                               40,200  CSL Ltd.                                 1,062,887
                       -------------------------------------------------------------------------------------------------------------
                       CAPITAL MARKETS - 1.6%                             30,000  Macquarie Bank Ltd.                      1,114,609
                                                                           9,800  Perpetual Trustees Australia Ltd.          433,394
                                                                                                                         -----------
                                                                                                                           1,548,003
                       -------------------------------------------------------------------------------------------------------------
                       COMMERCIAL BANKS - 2.8%                            44,400  Australia & New Zealand Banking
                                                                                    Group Ltd.                               708,207
                                                                          38,800  Commonwealth Bank of Australia           1,049,281
                                                                          42,100  National Australia Bank Ltd.               923,260
                                                                                                                         -----------
                                                                                                                           2,680,748
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED FINANCIAL SERVICES - 0.2%              11,800  Australian Stock Exchange Ltd.             184,931
                       -------------------------------------------------------------------------------------------------------------
                       HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%            13,500  Cochlear Ltd.                              342,528
                       -------------------------------------------------------------------------------------------------------------
                       INSURANCE - 1.0%                                   83,600  QBE Insurance Group Ltd.                   962,919
                       -------------------------------------------------------------------------------------------------------------
                       MEDIA - 1.1%                                       86,650  Publishing & Broadcasting Ltd.           1,031,564
                       -------------------------------------------------------------------------------------------------------------
                       ROAD & RAIL - 0.9%                                 78,362  Toll Holdings Ltd.                         847,420
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN AUSTRALIA        10,162,119
------------------------------------------------------------------------------------------------------------------------------------
CHINA - 0.8%           ELECTRICAL EQUIPMENT - 0.1%                        31,500  BYD Company Limited 'H'                     92,690
                       -------------------------------------------------------------------------------------------------------------
                       METALS & MINING - 0.7%                            531,200  Yanzhou Coal Mining Co., Ltd.              721,947
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN CHINA               814,637
------------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 4.4%       AIRLINES - 1.0%                                   518,300  Cathay Pacific Airways Ltd.                976,878
                       -------------------------------------------------------------------------------------------------------------
                       DISTRIBUTORS - 0.3%                               203,000  China Resources Enterprise                 278,498
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRIC UTILITIES - 0.9%                         310,700  Cheung Kong Infrastructure Holdings
                                                                                  Ltd.                                       892,341
                       -------------------------------------------------------------------------------------------------------------
                       MARINE - 0.7%                                     214,000  NWS Holdings Ltd.                          301,820
                                                                          86,000  Orient Overseas International Ltd.         414,599
                                                                                                                         -----------
                                                                                                                             716,419
                       -------------------------------------------------------------------------------------------------------------
                       REAL ESTATE - 0.2%                                200,200  Shun Tak Holdings Ltd.                     188,666
                       -------------------------------------------------------------------------------------------------------------
                       TRANSPORTATION INFRASTRUCTURE - 1.3%              292,300  COSCO Pacific Ltd.                         635,243
                                                                         292,700  China Merchants Holdings
                                                                                    International Co., Ltd.                  574,190
                                                                                                                         -----------
                                                                                                                           1,209,433
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN HONG KONG         4,262,235
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          SHARES
                       INDUSTRY*                                            HELD  COMMON STOCKS                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA
------------------------------------------------------------------------------------------------------------------------------------
INDIA - 3.7%           AUTOMOBILES - 0.3%                                 26,400  Tata Motors Ltd.                       $   250,276
                       -------------------------------------------------------------------------------------------------------------
                       COMMERCIAL BANKS - 1.0%                            46,400  HDFC Bank Ltd.                             578,340
                                                                          12,500  ICICI Bank Ltd.                            112,504
                                                                          13,900  ICICI Bank Ltd. (c)                        288,008
                                                                                                                         -----------
                                                                                                                             978,852
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION & ENGINEERING - 0.3%                  12,500  Larsen & Toubro Ltd. (b)                   284,882
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION MATERIALS - 0.3%                      10,200  Grasim Industries Ltd.                     283,493
                                                                           3,445  Ultra Tech Cement Ltd.                      27,866
                                                                                                                         -----------
                                                                                                                             311,359
                       -------------------------------------------------------------------------------------------------------------
                       ELECTRICAL EQUIPMENT - 0.2%                        10,500  Bharat Heavy Electricals Ltd.              184,535
                       -------------------------------------------------------------------------------------------------------------
                       HOUSEHOLD PRODUCTS - 0.3%                         102,000  Hindustan Lever Ltd.                       307,764
                       -------------------------------------------------------------------------------------------------------------
                       IT SERVICES - 0.3%                                  9,300  Tata Consultancy Services Ltd.             305,155
                       -------------------------------------------------------------------------------------------------------------
                       MACHINERY - 0.1%                                    3,200  Bharat Forge Ltd.                           99,668
                       -------------------------------------------------------------------------------------------------------------
                       METALS & MINING - 0.9%                             11,100  Hindalco Industries Ltd.                   328,856
                                                                          52,900  Tata Iron & Steel Co., Ltd.                485,689
                                                                                                                         -----------
                                                                                                                             814,545
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN INDIA             3,537,036
------------------------------------------------------------------------------------------------------------------------------------
SINGAPORE - 0.2%       BEVERAGES - 0.1%                                   20,000  Asia Pacific Breweries Ltd.                 98,830
                       -------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.1%                              108,000  People's Food Holdings Ltd.                 79,234
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN SINGAPORE           178,064
------------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 2.6%     AUTOMOBILES - 1.2%                                 22,000  Hyundai Motor Co.                        1,191,531
                       -------------------------------------------------------------------------------------------------------------
                       CHEMICALS - 0.3%                                    7,800  LG Chem Ltd.                               314,919
                       -------------------------------------------------------------------------------------------------------------
                       DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%      14,000  KT Corp.                                   543,181
                       -------------------------------------------------------------------------------------------------------------
                       MACHINERY - 0.5%                                   24,100  Daewoo Shipbuilding & Marine
                                                                                  Engineering Co., Ltd.                      453,284
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN SOUTH KOREA       2,502,915
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN THE PACIFIC
                                                                                    BASIN/ASIA - 22.2%                    21,457,006
------------------------------------------------------------------------------------------------------------------------------------
WESTERN EUROPE
------------------------------------------------------------------------------------------------------------------------------------
FRANCE - 2.3%          PHARMACEUTICALS - 1.2%                             13,900  Sanofi-Aventis                           1,175,134
                       -------------------------------------------------------------------------------------------------------------
                       TEXTILES, APPAREL & LUXURY GOODS - 1.1%            14,000  LVMH Moet Hennessy Louis Vuitton SA      1,049,854
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN FRANCE            2,224,988
------------------------------------------------------------------------------------------------------------------------------------
GERMANY - 0.6%         TEXTILES, APPAREL & LUXURY GOODS - 0.6%             2,200  Puma AG Rudolf Dassler Sport               552,202
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN GERMANY             552,202
------------------------------------------------------------------------------------------------------------------------------------
SPAIN - 2.0%           COMMERCIAL BANKS - 1.0%                            14,900  Banco Popular Espanol SA                   966,300
                       -------------------------------------------------------------------------------------------------------------
                       CONSTRUCTION & ENGINEERING - 1.0%                  38,291  ACS Actividades de Construccion y
                                                                                    Servicios, SA                            950,507
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN SPAIN             1,916,807
------------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 1.1%          COMMUNICATIONS EQUIPMENT - 0.5%                   178,000  Telefonaktiebolaget LM Ericsson            502,925
                       -------------------------------------------------------------------------------------------------------------
                       MACHINERY - 0.6%                                   12,600  SKF AB Class B                             591,251
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN SWEDEN            1,094,176
------------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 2.7%     HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%            16,100  Alcon, Inc.                              1,437,569
                                                                           6,000  Synthes, Inc.                              669,519
                                                                                                                         -----------
                                                                                                                           2,107,088
                       -------------------------------------------------------------------------------------------------------------
                       TEXTILES, APPAREL & LUXURY GOODS - 0.5%            17,800  Swatch Group AG (Registered Shares)        497,307
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN SWITZERLAND       2,604,395
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          SHARES
                       INDUSTRY*                                            HELD  COMMON STOCKS                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
WESTERN EUROPE
UNITED KINGDOM - 3.9%  COMMERCIAL BANKS - 2.9%                           118,700  HSBC Holdings Plc                       $1,877,362
                                                                         104,300  Lloyds TSB Group Plc                       942,072
                                                                                                                         -----------
                                                                                                                           2,819,434
                       -------------------------------------------------------------------------------------------------------------
                       HOUSEHOLD PRODUCTS - 1.0%                          30,800  Reckitt Benckiser Plc                      978,923
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN THE UNITED
                                                                                    KINGDOM                                3,798,357
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN WESTERN
                                                                                    EUROPE - 12.6%                        12,190,925
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL INVESTMENTS IN COMMON STOCKS
                                                                                    (COST - $82,815,778) - 93.4%          90,352,429
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
WESTERN EUROPE
------------------------------------------------------------------------------------------------------------------------------------
GERMANY - 1.5%         AUTOMOBILES - 1.5%                                  1,975  Porsche AG                               1,437,409
                       -------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL INVESTMENTS IN PREFERRED STOCKS
                                                                                    (COST - $953,394) - 1.5%               1,437,409
------------------------------------------------------------------------------------------------------------------------------------
                                                                      BENEFICIAL
                                                                        INTEREST
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      $3,541,269  Merrill Lynch Liquidity Series, LLC
                                                                                    Cash Sweep Series I (a)                3,541,269
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL INVESTMENTS IN SHORT-TERM
                                                                                    SECURITIES
                                                                                    (COST - $3,541,269) - 3.6%             3,541,269
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL INVESTMENTS
                                                                                    (COST - $87,310,441**)  - 98.5%       95,331,107
                                                                                  OTHER ASSETS LESS LIABILITIES - 1.5%     1,452,314
                                                                                                                         -----------
                                                                                  NET ASSETS - 100.0%                    $96,783,421
                                                                                                                         ===========

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                       $ 87,372,397
                                           ============
      Gross unrealized appreciation        $ 10,949,131
      Gross unrealized depreciation          (2,990,421)
                                           ------------
      Net unrealized appreciation          $  7,958,710
                                           ============

(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------------
                                                             NET        INTEREST
      AFFILIATE                                            ACTIVITY      INCOME
--------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                              (1,635,191)    $ 17,789
--------------------------------------------------------------------------------

(b)   Non-income producing security.

(c)   Depositary Receipts.

           By:    /s/ Donald C. Burke
                  -------------------
                  Donald C. Burke
                  Chief Financial Officer
                  FAM Variable Series Funds, Inc.

           Date: May 23, 2005

FAM VARIABLE SERIES FUND, INC. - MERCURY GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                         FACE
                                        AMOUNT                  U.S. GOVERNMENT & AGENCY OBLIGATIONS                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE                               Fannie Mae Trust (a):
OBLIGATIONS+ - 44.9%                 $  2,132,544     Series 2002-W11 Class AV1, 3.19% due 11/25/2032                  $  2,133,660
                                        4,793,581     Series 2003-27 Class FP, 3.32% due 6/25/2028                        4,816,062
                                        7,218,608     Series 2003-33 Class LF, 3.37% due 7/25/2017                        7,247,067
                                        7,776,139     Series 2003-34 Class FS, 3.42% due 1/25/2032                        7,806,548
                                        5,993,009     Series 2003-41 Class YF, 3.32% due 6/25/2028                        6,006,438
                                                     Freddie Mac Multiclass Certificates (a):
                                       11,812,128     Series 2564 Class OF, 3.254% due 2/15/2026                         11,832,094
                                       11,289,946     Series 2594 Class DF, 3.254% due 12/15/2027                        11,313,647
                                       10,531,649     Series 2614 Class EF, 3.354% due 12/15/2017                        10,583,941
                                                     Ginnie Mae Trust:
                                        6,700,000     Series 2002-83 Class B, 4.695% due 12/16/2024                       6,650,949
                                       59,561,074     Series 2002-83 Class IO, 1.574% due 10/16/2042 (b)                  3,405,940
                                       66,143,870     Series 2002-94 Class XB, 2.349% due 11/16/2007 (b)                  1,635,017
                                        7,000,000     Series 2003-17 Class C, 4.825% due 7/16/2031                        6,798,107
                                       95,142,474     Series 2003-17 Class IO, 1.24% due 3/16/2043 (b)                    5,686,647
                                        6,217,292     Series 2003-49 Class C, 4.485% due 10/16/2033                       5,833,357
                                       13,250,000     Series 2003-108 Class C, 4.919% due 2/16/2034                      13,206,377
                                       43,434,997     Series 2003-109 Class IO, 1.098% due 11/16/2043 (b)                 2,376,563
                                       44,981,614     Series 2004-43 Class IO, 1.121% due 6/16/2044 (b)                   2,421,276
                                        3,365,343     Series 2004-43 Class Z, 4.50% due 6/16/2044                         2,759,581
                                        3,398,188     Series 2004-45 Class Z, 5.74% due 6/16/2045                         3,627,168
                                       65,528,157     Series 2004-57 Class IO, 1.13% due 7/16/2044 (b)                    3,624,526
                                        6,416,298     Series 2004-77 Class AB, 4.368% due 11/16/2030                      6,257,814
                                       64,406,332     Series 2004-77 Class IO, 1.065% due 9/16/2044 (b)                   3,602,729
                                       28,604,910     Series 2004-9 Class IO, 1.383% due 3/16/2034 (b)                    1,665,037
                                        3,200,000     Series 2005-9 Class C, 4.917% due 2/16/2032                         3,096,000
                                        2,990,268     Series 2005-12 Class A, 4.04% due 5/16/2021                         2,946,723
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                                     (COST - $135,940,511)                                              137,333,268
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE                             Fannie Mae Guaranteed Pass-Through Certificates:
ASSOCIATION+ - 9.4%                       765,696     8% due 4/01/2008                                                      790,963
                                          707,427     5.50% due 12/01/2017                                                  721,633
                                        1,357,520     4.50% due 9/01/2018                                                 1,329,749
                                        4,170,113     5% due 5/01/2019 - 3/01/2020                                        4,169,980
                                        2,152,057     7% due 10/01/2028 - 2/01/2030                                       2,271,879
                                          522,264     8% due 2/01/2030 - 11/01/2032                                         562,289
                                        1,025,646     7.50% due 5/01/2032                                                 1,096,275
                                        7,195,237     6.50% due 7/01/2032 - 5/01/2034                                     7,481,976
                                        6,000,000     4.50% due 4/15/2035                                                 5,692,500
                                        4,993,291     5% due 4/15/2035                                                    4,880,942
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                                     (COST - $29,117,072)                                                28,998,186
------------------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC MORTGAGE PARTICIPATION                    Freddie Mac Mortgage Participation Certificates:
CERTIFICATES+ - 8.9%                    1,739,954     6.50% due 3/01/2016 - 5/01/2016                                     1,820,003
                                        4,095,017     6% due 4/01/2016 - 5/01/2017                                        4,231,490
                                        1,060,596     5.50% due 11/01/2017                                                1,083,353
                                        4,317,755     5% due 8/01/2019                                                    4,322,436
                                               96     6.50% due 7/01/2029                                                       100
                                           23,450     7% due 7/01/2029                                                       24,726
                                           20,281     7.50% due 8/01/2029                                                    21,732
                                          596,487     8% due 12/01/2029 - 7/01/2030                                         642,023
                                        1,141,119     7% due 3/01/2031                                                    1,202,573
                                           13,233     7.50% due 9/01/2031                                                    14,169
                                        7,631,020     6% due 3/01/2034 - 8/01/2034                                        7,812,629
                                        6,088,153     5.50% due 3/01/2035                                                 6,108,320
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL FREDDIE MAC MORTGAGE PARTICIPATION CERTIFICATES
                                                     (COST - $27,413,002)                                                27,283,554
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUND, INC. - MERCURY GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                         FACE
                                        AMOUNT                   U.S. GOVERNMENT & AGENCY OBLIGATIONS                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC SOVEREIGN                 $  3,600,000    Federal Home Loan Bank System,  3.875% due 1/15/2010              $  3,515,789
AGENCY OBLIGATIONS - 1.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL FREDDIE MAC SOVEREIGN AGENCY OBLIGATIONS
                                                     (COST - $3,571,906)                                                  3,515,789
------------------------------------------------------------------------------------------------------------------------------------
GINNIE MAE MBS                                        Ginnie Mae MBS Certificates:
CERTIFICATES - 22.6%                   11,740,000     5% due 11/15/2005                                                  11,459,240
                                        6,275,000     5.47% due 12/15/2005                                                6,350,934
                                        2,778,000     4.55% due 11/15/2006                                                2,641,511
                                        3,280,000     5.05% due 7/15/2008 - 10/15/2008                                    3,241,276
                                        2,881,000     5.15% due 8/15/2008                                                 2,868,479
                                        2,830,000     5.55% due 12/15/2009                                                2,902,539
                                        5,145,000     5.525% due 12/15/2035                                               5,209,606
                                        9,632,774     5.13% due 4/01/2044                                                 9,404,381
                                        3,130,000     5.55% due 5/15/2045                                                 3,190,187
                                        3,500,000     5.30% due 6/15/2045                                                 3,519,618
                                        3,110,000     5.60% due 8/15/2045                                                 3,172,313
                                       10,000,000     5.25% due 9/30/2045 - 12/15/2045                                    9,901,840
                                        5,367,226     5.13% due 3/15/2046                                                 5,239,969
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL GINNIE MAE MBS CERTIFICATES
                                                     (COST - $71,566,286)                                                 69,101,893
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 5.5%                           U.S. Treasury Bonds:
                                        2,590,000     8.125% due 8/15/2019                                                3,484,462
                                        8,610,000     7.25% due 8/15/2022                                                11,006,335
                                        2,000,000     6.25% due 8/15/2023                                                 2,328,672
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL U.S. TREASURY BONDS
                                                     (COST - $16,436,851)                                                16,819,469
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY INFLATION                 4,313,456    U.S. Treasury Inflation Indexed Bonds,  3.50% due 1/15/2011          4,818,549
INDEXED BONDS - 1.6%
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL U.S. TREASURY INFLATION INDEXED BONDS
                                                     (COST - $4,585,608)                                                  4,818,549
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                     (COST - $288,631,236) - 94.0%                                      287,870,708
------------------------------------------------------------------------------------------------------------------------------------
                                                     NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE                 1,485,879    Ace Securities Corp. Series 2005-RM1 Class A2A,  3.15%
OBLIGATIONS+ - 11.2%                                 due 3/25/2035 (a)                                                    1,484,839
                                       10,000,000    CS First Boston Mortgage Securities Corp. Series 2005-TFLA
                                                     Class A1, 2.95% due 2/15/2020 (a)                                  10,000,000
                                       10,096,151    Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-10
                                                     Class A6,  3.37% due 5/25/2033 (a)                                 10,106,052
                                        4,354,094    GS Mortgage Securities Corp. II Series 2003-FL6A Class A1,
                                                     3.104% due 11/15/2015 (a)                                           4,353,424
                                                     Greenwich Capital Commercial Funding Corp. (a):
                                        1,703,996     Series 2003-FL1 Class A, 3.19% due 7/05/2018                       1,704,623
                                        5,000,000     Series 2004-FL2A Class A2, 3.07% due 11/05/2019                    4,999,204
                                        1,535,609    Washington Mutual Series 2002-AR19 Class A8, 4.556%
                                                     due 2/25/2033                                                       1,537,179
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                     (COST - $34,198,178) - 11.2%                                        34,185,321
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.3%          31,400,000    Morgan Stanley & Co., Inc., purchased on 3/31/2005 to yield
                                                     2.80% to 4/01/2005, repurchase price $31,402,409,
                                                     collateralized by FNMA, 4.534% due 12/01/2034                       31,400,000
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL REPURCHASE AGREEMENTS
                                                     COST - $31,400,000) - 10.3%                                         31,400,000
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUND, INC. - MERCURY GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
OPTIONS                                NUMBER OF
                                       CONTRACTS                               ISSUE                                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%                28++    London InterBank Offered Rate (LIBOR) Linked Floor, expiring
                                                     April 2005 at USD 1.50%, Broker JPMorgan Chase Bank             $          280
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL OPTIONS PURCHASED
                                                     (PREMIUM PAID - $16,800) - 0.0%                                            280
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS (COST - $354,246,214) - 115.5%                   353,456,309
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN - 0.0%                  20++    Consumer Price Index (CPI) Linked Floor, expiring April 2009
                                                     at USD 1%, Broker Morgan Stanley Capital Services Inc.                 (31,200)
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL OPTIONS WRITTEN
                                                     (PREMIUM RECEIVED - $31,200) - 0.0%                                    (31,200)
------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                     (COST - $354,215,014*) - 115.5%                                    353,425,109
                                                     LIABILITIES IN EXCESS OF OTHER ASSETS - (15.5%)                    (47,392,852)
                                                                                                                     --------------
                                                     NET ASSETS - 100.0%                                             $  306,032,257
                                                                                                                     ==============


* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

  Aggregate cost, including options        $354,424,433
                                           ============
  Gross unrealized appreciation            $  3,385,868
  Gross unrealized depreciation              (4,385,192)
                                           ------------
  Net unrealized depreciation              $   (999,324)
                                           ============


+ Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

++    One contract represents a notional amount of $1,000,000.

(a)   Floating rate note.

(b) Securities which receive some or all of the interest portion of the underlying collateral and little or no principal. Interest only securities have either a nominal or a notional amount of principal.

FAM VARIABLE SERIES FUND, INC. - MERCURY GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

Swaps outstanding as of March 31, 2005 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        NOTIONAL                         UNREALIZED
                                                                                         AMOUNT                         APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return based on the change in the
Lehman Brothers MBS Fixed Rate Index Total Return and pay
floating rate based on 1-month USD LIBOR, minus .12%

Broker, UBS Warburg
Expires, April 2005                                                                     $15,000,000                              --

Receive (pay) a variable return based on the change in the Lehman Brothers U.S. Treasury Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .12%


Broker, Lehman Brothers Special Finance
Expires May 2005                                                                        $29,500,000                              --

Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .105%

Broker, UBS Warburg
Expires July 2005                                                                       $23,000,000                              --

Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .10%

Broker, Lehman Brothers Special Finance
Expires September 2005                                                                  $10,000,000                              --

Receive (pay) a variable return based on the change in the Lehman Brothers U.S. Treasury Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .15%

Broker, Lehman Brothers Special Finance
Expires November 2005                                                                   $16,000,000                              --

Pay a fixed rate of 3.25% and receive a floating rate based on 3-month USD LIBOR

Broker, Lehman Brothers Special Finance
Expires May 2007                                                                         $5,440,000                        $108,034

FAM VARIABLE SERIES FUND, INC. - MERCURY GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

Swaps outstanding as of March 31, 2005 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       UNREALIZED
                                                                                         NOTIONAL                     APPRECIATION
                                                                                          AMOUNT                      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Pays 3.50% on TIPS adjusted principal and receive a fixed
rate of 4.17%

Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011                                                                     $4,725,000                     $  (208,859)

Pay a fixed rate of 4.83% and receive a floating rate based on 3-month USD LIBOR

Broker JPMorgan Chase Bank
Expires May 2014                                                                        $62,700,000                         330,300
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                                   $   229,475
                                                                                                                        ===========

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
INDUSTRY+                                            AMOUNT  CORPORATE BONDS                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.0%                       $1,600,000  Armor Holdings, Inc., 8.25% due 8/15/2013                $    1,724,000
                                                    450,000  DRS Technologies, Inc., 6.875% due 11/01/2013                   450,000
                                                    250,000  K&F Acquisition, Inc., 7.75% due 11/15/2014 (e)                 242,500
                                                    275,000  Standard Aero Holdings, Inc., 8.25%
                                                               due 9/01/2014 (e)                                             284,625
                                                  1,375,000  Titan Corp., 8% due 5/15/2011                                 1,430,000
                                                    400,000  Transdigm, Inc., 8.375% due 7/15/2011                           410,500
                                                  1,500,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011            1,477,500
                                                                                                                      --------------
                                                                                                                           6,019,125
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.7%                                   2,800,000  American Airlines, Inc. Series 2001-2, 7.80%
                                                             due 4/01/2008                                                 2,563,559
                                                  2,669,062  Continental Airlines, Inc. Series 2001-1 Class C,
                                                             7.033% due 6/15/2011                                          2,260,428
                                                                                                                      --------------
                                                                                                                           4,823,987
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 3.1%                                   700,000  Advanced Accessory Systems LLC, 10.75%
                                                             due 6/15/2011                                                   584,500
                                                  2,150,000  Asbury Automotive Group, Inc., 8% due 3/15/2014               2,085,500
                                                  1,750,000  Autocam Corp., 10.875% due 6/15/2014                          1,522,500
                                                    850,000  Cooper Standard Auto, 7% due 12/15/2012 (e)                     790,500
                                                    750,000  Exide Technologies, 10.50% due 3/15/2013 (e)                    716,250
                                                    250,000  Keystone Automotive Operations, Inc., 9.75% due
                                                               11/01/2013                                                    251,250
                                                             Metaldyne Corp.:
                                                  1,805,000    11% due 6/15/2012                                           1,462,050
                                                  1,000,000    10% due 11/01/2013 (e)                                        910,000
                                                    900,000  Tenneco Automotive, Inc., 8.625% due 11/15/2014 (e)             875,250
                                                                                                                      --------------
                                                                                                                           9,197,800
------------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.5%                                 500,000  Entercom Radio LLC, 7.625% due 3/01/2014                        520,000
                                                    750,000  Granite Broadcasting Corp., 9.75% due 12/01/2010                697,500
                                                    750,000  LIN Television Corp., 6.50% due 5/15/2013 (e)                   723,750
                                                  1,750,000  Nextmedia Operating, Inc., 10.75% due 7/01/2011               1,909,688
                                                    750,000  Radio One, Inc., 6.375% due 2/15/2013 (e)                       736,875
                                                    972,000  Salem Communications Holding Corp. Series B, 9%
                                                               due 7/01/2011                                               1,047,330
                                                             Sinclair Broadcast Group, Inc.:
                                                    500,000    8% due 3/15/2012                                              510,000
                                                    500,000    Class A, 4.875% due 7/15/2018 (d)                             438,750
                                                    675,000  Young Broadcasting, Inc., 8.50% due 12/15/2008                  707,063
                                                                                                                      --------------
                                                                                                                           7,290,956
------------------------------------------------------------------------------------------------------------------------------------
CABLE - INTERNATIONAL - 0.3%                      1,000,000  Cable Satisfaction International, 12.75%
                                                             due 3/01/2010 (b)(j)                                            141,250
                                                    325,000  NTL Cable Plc, 8.75% due 4/15/2014 (e)                          350,187
                                                    375,000  New Skies Satellites NV, 9.125% due 11/01/2012 (e)              382,500
                                                                                                                             873,937
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
INDUSTRY+                                            AMOUNT  CORPORATE BONDS                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
CABLE - U.S. - 1.7%                              $1,000,000  Charter Communications Holdings LLC, 10.75%
                                                               due 10/01/2009                                         $      820,000
                                                  1,500,000  Charter Communications Holdings II LLC, 10.25%
                                                               due 9/15/2010                                               1,530,000
                                                             Intelsat Bermuda Ltd. (e):
                                                  1,500,000    7.794% due 1/15/2012 (f)                                    1,522,500
                                                  1,300,000    8.25% due 1/15/2013                                         1,313,000
                                                                                                                      --------------
                                                                                                                           5,185,500
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 5.2%                                    860,000  BCP Caylux Holdings Luxembourg SCA, 9.625%
                                                               due 6/15/2014 (e)                                             980,400
                                                    250,000  Crompton Corp., 8.71% due 8/01/2010 (f)                         278,750
                                                  1,400,000  Huntsman International LLC, 9.875% due 3/01/2009              1,512,000
                                                    675,000  INVISTA, 9.25% due 5/01/2012 (e)                                742,500
                                                    500,000  ISP Chemco, Inc. Series B, 10.25% due 7/01/2011                 541,250
                                                    250,000  Innophos, Inc., 8.875% due 8/15/2014 (e)                        262,500
                                                  1,000,000  MacDermid, Inc., 9.125% due 7/15/2011                         1,072,500
                                                             Nalco Co.:
                                                    500,000    7.75% due 11/15/2011                                          520,000
                                                    425,000    8.875% due 11/15/2013                                         454,750
                                                  1,500,000  NewMarket Corp., 8.875% due 5/01/2010                         1,605,000
                                                  1,900,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                  1,985,500
                                                    400,000  PQ Corp., 7.50% due 2/15/2013 (e)                               394,000
                                                  1,250,000  PolyOne Corp., 10.625% due 5/15/2010                          1,387,500
                                                             Rockwood Specialties Group, Inc.:
                                                  1,250,000    10.625% due 5/15/2011                                       1,387,500
                                                    250,000    7.50% due 11/15/2014 (e)                                      250,000
                                                    767,000  Terra Capital, Inc., 11.50% due 6/01/2010                       882,050
                                                    277,000  United Agri Products, Inc., 8.25% due 12/15/2011                288,080
                                                    825,000  Westlake Chemical Corp., 8.75% due 7/15/2011                    902,344
                                                                                                                      --------------
                                                                                                                          15,446,624
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER - DURABLES - 0.3%                          325,000  Simmons Bedding Co., 7.875% due 1/15/2014                       331,500
                                                    610,000  Tempur-Pedic, Inc., 10.25% due 8/15/2010                        684,725
                                                                                                                      --------------
                                                                                                                           1,016,225
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER - NON-DURABLES - 3.2%                      250,000  American Achievement Corp., 8.25% due 4/01/2012                 258,750
                                                    650,000  Amscan Holdings, Inc., 8.75% due 5/01/2014                      630,500
                                                  2,525,000  Chattem, Inc., 7% due 3/01/2014                               2,537,625
                                                    825,000  Church & Dwight Co., Inc., 6% due 12/15/2012 (e)                804,375
                                                    775,000  Elizabeth Arden, Inc., 7.75% due 1/15/2014                      798,250
                                                    325,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                    351,000
                                                    300,000  North Atlantic Trading Co., 9.25% due 3/01/2012                 225,000
                                                  1,500,000  Playtex Products, Inc., 8% due 3/01/2011                      1,616,250
                                                    125,000  Riddell Bell Holdings, Inc., 8.375%
                                                               due 10/01/2012 (e)                                            128,125
                                                  2,000,000  Solo Cup Co., 8.50% due 2/15/2014                             2,000,000
                                                                                                                      --------------
                                                                                                                           9,349,875
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
INDUSTRY+                                            AMOUNT  CORPORATE BONDS                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA - 6.7%                         $  250,000  Advertising Directory Solutions, Inc., 9.25%
                                                               due 11/15/2012 (e)                                     $      262,500
                                                    625,000  Cadmus Communications Corp., 8.375%
                                                               due 6/15/2014                                                 653,125
                                                  1,525,000  CanWest Media, Inc., 8% due 9/15/2012 (e)                     1,605,063
                                                  1,575,000  Cenveo Corp., 7.875% due 12/01/2013                           1,405,688
                                                             Dex Media East LLC:
                                                    400,000    9.875% due 11/15/2009                                         440,000
                                                    334,000    12.125% due 11/15/2012                                        395,790
                                                             Dex Media West LLC:
                                                  2,800,000    8.50% due 8/15/2010                                         2,989,000
                                                  1,484,000    9.875% due 8/15/2013                                        1,654,660
                                                  2,100,000  Houghton Mifflin Co., 8.25% due 2/01/2011                     2,142,000
                                                    500,000  Lamar Media Corp., 7.25% due 1/01/2013                          520,000
                                                  2,000,000  Liberty Media Corp., 0.75% due 3/30/2023 (j)                  2,190,000
                                                    800,000  Nebraska Book Co., Inc., 8.625% due 3/15/2012                   774,000
                                                  2,000,000  Primedia, Inc., 7.625% due 4/01/2008                          2,010,000
                                                    250,000  Universal City Florida Holding Co., 8.375%
                                                               due 5/01/2010 (e)                                             255,000
                                                  1,350,000  WDAC Subsidiary Corp., 8.375% due 12/01/2014 (e)              1,255,500
                                                    971,000  Yell Finance BV, 10.75% due 8/01/2011                         1,093,589
                                                                                                                      --------------
                                                                                                                          19,645,915
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - EXPLORATION &                              250,000  Belden & Blake Corp., 8.75% due 7/15/2012                       248,125
PRODUCTION - 1.9%                                   450,000  Encore Acquisition Co., 6.25% due 4/15/2014                     450,000
                                                  1,500,000  Plains Exploration & Production Co. Series B, 8.75%
                                                               due 7/01/2012                                               1,635,000
                                                    750,000  Range Resources Corp., 6.375% due 3/15/2015 (e)                 720,000
                                                    600,000  Stone Energy Corp., 6.75% due 12/15/2014                        582,000
                                                  2,000,000  Western Oil Sands, Inc., 8.375% due 5/01/2012                 2,277,024
                                                                                                                      --------------
                                                                                                                           5,912,149
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - OTHER - 6.9%                             2,400,000  AmeriGas Partners LP Series B, 8.875%
                                                               due 5/20/2011                                               2,544,000
                                                    850,000  Aventine Renewable Energy Holdings, Inc., 9.01%
                                                               due 12/15/2011 (e)(f)                                         862,750
                                                    400,000  Colorado Interstate Gas Co., 5.95% due 3/15/2015 (e)            385,580
                                                    725,000  Dresser-Rand Group, Inc., 7.375% due 11/01/2014 (e)             725,000
                                                  3,925,000  Energy Corp. of America Series A, 9.50%
                                                               due 5/15/2007                                               3,787,625
                                                  1,200,000  Inergy LP, 6.875% due 12/15/2014 (e)                          1,152,000
                                                  1,500,000  North American Energy Partners, Inc., 8.75%
                                                               due 12/01/2011                                              1,350,000
                                                  2,600,000  Ocean Rig Norway AS, 10.25% due 6/01/2008                     2,661,750
                                                  1,000,000  Pacific Energy Partners, LP, 7.125% due 6/15/2014             1,035,000
                                                  1,500,000  SESI LLC, 8.875% due 5/15/2011                                1,601,250
                                                  1,750,000  Star Gas Partners LP, 10.25% due 2/15/2013                    1,618,750
                                                  1,500,000  Suburban Propane Partners, LP, 6.875%
                                                               due 12/15/2013                                              1,477,500
                                                  1,000,000  Titan Petrochemicals Group Ltd., 8.50%
                                                               due 3/18/2012 (e)                                             935,000
                                                                                                                      --------------
                                                                                                                          20,136,205
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 0.3%                                  1,000,000  Refco Finance Holdings LLC, 9% due 8/01/2012 (e)              1,060,000
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
INDUSTRY+                                            AMOUNT  CORPORATE BONDS                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG - 0.3%                               $  825,000  Duane Reade Inc., 7.51% due 12/15/2010 (e)(f)            $      833,250
------------------------------------------------------------------------------------------------------------------------------------
FOOD & TOBACCO - 3.7%                               950,000  American Seafoods Group LLC, 10.125%
                                                               due 4/15/2010                                               1,026,000
                                                    329,669  Archibald Candy Corp., 10% due 11/01/2007 (b)                     3,297
                                                             Commonwealth Brands, Inc. (e):
                                                  1,300,000    9.75% due 4/15/2008                                         1,391,000
                                                  2,000,000    10.625% due 9/01/2008                                       2,140,000
                                                             Del Monte Corp.:
                                                    475,000    8.625% due 12/15/2012                                         514,187
                                                    325,000    6.75% due 2/15/2015 (e)                                       316,875
                                                  1,200,000  Doane Pet Care Co., 10.75% due 3/01/2010                      1,272,000
                                                    425,000  Dole Food Co., Inc., 8.875% due 3/15/2011                       456,875
                                                    273,000  Domino's, Inc., 8.25% due 7/01/2011                             285,285
                                                  1,375,000  Merisant Co., 10.25% due 7/15/2013 (e)                        1,182,500
                                                  1,000,000  New World Pasta Co., 9.25% due 2/15/2009 (b)                     70,000
                                                  1,000,000  Smithfield Foods, Inc. Series B, 8% due 10/15/2009            1,060,000
                                                  1,725,000  Tabletop Holdings Inc., 12.25% due 5/15/2014 (d)(e)             603,750
                                                    575,000  The Wornick Co., 10.875% due 7/15/2011                          600,875
                                                                                                                      --------------
                                                                                                                          10,922,644
------------------------------------------------------------------------------------------------------------------------------------
GAMING - 2.9%                                     1,125,000  Boyd Gaming Corp., 8.75% due 4/15/2012                        1,217,812
                                                    475,000  Choctaw Resort Development Enterprise, 7.25%
                                                               due 11/15/2019 (e)                                            470,250
                                                    425,000  Global Cash Access LLC, 8.75% due 3/15/2012                     450,500
                                                  1,100,000  Herbst Gaming, Inc., 7% due 11/15/2014 (e)                    1,094,500
                                                    775,000  Majestic Star Casino LLC, 9.50% due 10/15/2010                  810,844
                                                  1,000,000  Mohegan Tribal Gaming Authority, 6.125%
                                                               due 2/15/2013 (e)                                             980,000
                                                    625,000  Penn National Gaming, Inc., 6.75% due 3/01/2015 (e)             615,625
                                                  1,600,000  Pinnacle Entertainment, Inc., 8.75% due 10/01/2013            1,656,000
                                                    250,000  Premier Entertainment Biloxi LLC, 10.75%
                                                               due 2/01/2012                                                 255,000
                                                  1,000,000  Wynn Las Vegas LLC., 6.625% due 12/01/2014 (e)                  950,000
                                                                                                                      --------------
                                                                                                                           8,500,531
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE - 2.4%                                           Alpharma, Inc. (e):
                                                    800,000    3% due 6/01/2006 (j)                                        1,016,000
                                                    275,000    8.625% due 5/01/2011                                          261,250
                                                    425,000  Concentra Operating Corp., 9.125% due 6/01/2012                 450,500
                                                             DaVita, Inc. (e):
                                                  1,000,000    6.625% due 3/15/2013                                          990,000
                                                  1,000,000    7.25% due 3/15/2015                                           980,000
                                                  1,350,000  Elan Finance Plc, 7.75% due 11/15/2011 (e)                    1,009,125
                                                    750,000  Select Medical Corp., 7.625% due 2/01/2015 (e)                  750,000
                                                    925,000  Triad Hospitals, Inc., 7% due 11/15/2013                        908,813
                                                             VWR International, Inc.:
                                                    350,000    6.875% due 4/15/2012                                          350,875
                                                    500,000    8% due 4/15/2014                                              506,250
                                                    725,000  Vanguard Health Holding Co. II LLC, 9%
                                                               due 10/01/2014                                                763,062
                                                                                                                      --------------
                                                                                                                           7,985,875
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
INDUSTRY+                                            AMOUNT  CORPORATE BONDS                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOUSING - 1.9%                                   $1,500,000  Builders Firstsource, Inc., 7.024%
                                                              due 2/15/2012 (e)(f)                                    $    1,477,500
                                                    900,000  Building Materials Corp. of America, 7.75%
                                                              due 7/15/2005                                                  904,500
                                                  1,500,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015           1,601,250
                                                             Goodman Global Holding Co., Inc. (e):
                                                    325,000    5.76% due 6/15/2012 (f)                                       321,750
                                                    750,000    7.875% due 12/15/2012                                         686,250
                                                    425,000  MAAX Corp., 9.75% due 6/15/2012                                 433,500
                                                    425,000  U.S. Concrete, Inc., 8.375% due 4/01/2014                       422,875
                                                                                                                      --------------
                                                                                                                           5,847,625
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 1.7%                     2,000,000  Advanced Micro Devices, Inc., 7.75%
                                                               due 11/01/2012 (e)                                          1,965,000
                                                             MagnaChip SemiConductor SA (e):
                                                    425,000    6.26% due 12/15/2011 (f)                                      435,625
                                                    250,000    8% due 12/15/2014                                             255,625
                                                    675,000  Telcordia Technologies Inc., 10% due 3/15/2013 (e)              669,938
                                                  1,875,000  Viasystems, Inc., 10.50% due 1/15/2011                        1,856,250
                                                                                                                      --------------
                                                                                                                           5,182,438
------------------------------------------------------------------------------------------------------------------------------------
LEISURE - 2.3%                                      959,000  Felcor Lodging LP, 9% due 6/01/2011                           1,030,925
                                                  1,500,000  Host Marriott LP, 6.375% due 3/15/2015 (e)                    1,432,500
                                                  1,625,000  John Q. Hammons Hotels, LP, 8.875% due 5/15/2012              1,742,812
                                                  2,500,000  True Temper Sports, Inc., 8.375% due 9/15/2011                2,325,000
                                                                                                                      --------------
                                                                                                                           6,531,237
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 9.1%                                500,000  Aearo Co., 8.25% due 4/15/2012                                  527,500
                                                    475,000  Airgas, Inc., 9.125% due 10/01/2011                             516,562
                                                  1,175,000  Altra Industrial Motion, Inc., 9% due 12/01/2011 (e)          1,163,250
                                                  1,000,000  Blount, Inc., 8.875% due 8/01/2012                            1,055,000
                                                    750,000  CPI Holdco, Inc., 8.83% due 2/01/2015 (e)(f)                    723,750
                                                  2,500,000  Case New Holland, Inc., 9.25% due 8/01/2011 (e)               2,662,500
                                                  1,000,000  Columbus McKinnon Corp., 10% due 8/01/2010                    1,087,500
                                                  1,750,000  Douglas Dynamics LLC, 7.75% due 1/15/2012 (e)                 1,715,000
                                                    325,000  ERICO International Corp., 8.875% due 3/01/2012                 341,595
                                                  3,150,000  Eagle-Picher Industries, Inc., 9.75% due 9/01/2013            2,016,000
                                                  1,500,000  FastenTech, Inc., 12.50% due 5/01/2011 (e)                    1,612,500
                                                  1,000,000  Invensys Plc, 9.875% due 3/15/2011 (e)                        1,017,500
                                                    750,000  Itron, Inc., 7.75% due 5/15/2012                                746,250
                                                  1,000,000  JLG Industries, Inc., 8.25% due 5/01/2008                     1,060,000
                                                  1,200,000  Mueller Group, Inc., 10% due 5/01/2012                        1,296,000
                                                  1,500,000  Propex Fabrics, Inc., 10% due 12/01/2012                      1,485,000
                                                    325,000  Rexnord Corp., 10.125% due 12/15/2012                           357,500
                                                  1,850,000  Sensus Metering Systems, Inc., 8.625% due 12/15/2013          1,891,625
                                                  1,500,000  Superior Essex Communications LLC, 9%
                                                               due 4/15/2012                                               1,522,500
                                                  2,600,000  Trinity Industries, Inc., 6.50% due 3/15/2014                 2,509,000
                                                    625,000  Valmont Industries, Inc., 6.875% due 5/01/2014                  618,750
                                                  1,000,000  Wolverine Tube, Inc., 10.50% due 4/01/2009                    1,055,000
                                                                                                                      --------------
                                                                                                                          26,980,282
------------------------------------------------------------------------------------------------------------------------------------
METAL - OTHER - 1.0%                                900,000  Foundation PA Coal Co., 7.25% due 8/01/2014                     913,500
                                                    350,000  IMCO Recycling Escrow, Inc., 9%
                                                               due 11/15/2014 (e)                                            367,500
                                                    750,000  Luscar Coal Ltd, 9.75% due 10/15/2011                           825,000
                                                    750,000  Novelis, Inc., 7.25% due 2/15/2015 (e)                          735,000
                                                                                                                      --------------
                                                                                                                           2,841,000
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
INDUSTRY+                                            AMOUNT  CORPORATE BONDS                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
PACKAGING - 8.9%                                 $  750,000  Anchor Glass Container Corp., 11% due 2/15/2013          $      676,875
                                                             Consolidated Container Co. LLC:
                                                  1,425,000    10.75% due 6/15/2009 (d)                                    1,232,625
                                                  4,000,000    10.125% due 7/15/2009                                       3,720,000
                                                    250,000  Constar International, Inc., 6.149%
                                                               due 2/15/2012 (e)(f)                                          250,000
                                                             Crown European Holdings SA:
                                                    875,000    9.50% due 3/01/2011                                           960,312
                                                    400,000    10.875% due 3/01/2013                                         464,000
                                                             Graham Packaging Co., Inc. (e):
                                                    300,000    8.50% due 10/15/2012                                          300,000
                                                    300,000    9.875% due 10/15/2014                                         300,000
                                                             Owens-Brockway:
                                                  1,000,000    8.875% due 2/15/2009                                        1,067,500
                                                    500,000    8.25% due 5/15/2013                                           528,750
                                                  2,750,000  Owens-Illinois, Inc., 8.10% due 5/15/2007                     2,846,250
                                                  1,325,000  Plastipak Holdings, Inc., 10.75% due 9/01/2011                1,470,750
                                                             Pliant Corp.:
                                                  2,000,000    11.125% due 6/15/2009 (d)                                   1,800,000
                                                  2,750,000    13% due 6/01/2010                                           2,323,750
                                                  1,150,000  Portola Packaging, Inc., 8.25% due 2/01/2012                    862,500
                                                             Tekni-Plex, Inc.:
                                                  4,500,000    12.75% due 6/15/2010                                        3,757,500
                                                  1,150,000    8.75% due 11/15/2013 (e)                                    1,089,625
                                                             U.S. Can Corp.:
                                                    650,000    10.875% due 7/15/2010                                         682,500
                                                  1,400,000    12.375% due 10/01/2010                                      1,316,000
                                                    700,000  Wise Metals Group LLC, 10.25% due 5/15/2012                     707,000
                                                                                                                      --------------
                                                                                                                          26,355,937
------------------------------------------------------------------------------------------------------------------------------------
PAPER - 2.9%                                        350,000  Abitibi-Consolidated, Inc., 8.375% due 4/01/2015                340,375
                                                    850,000  Ainsworth Lumber Co. Ltd., 7.25%
                                                               due 10/01/2012 (e)                                            833,000
                                                             Boise Cascade LLC (e):
                                                    250,000    6.016% due 10/15/2012 (f)                                     255,000
                                                    325,000    7.125% due 10/15/2014                                         329,062
                                                    750,000  Caraustar Industries, Inc., 9.875% due 4/01/2011                787,500
                                                    750,000  Cascades, Inc., 7.25% due 2/15/2013 (e)                         768,750
                                                    875,000  Graphic Packaging International Corp., 8.50%
                                                               due 8/15/2011                                                 918,750
                                                    500,000  JSG Funding Plc, 9.625% due 10/01/2012                          537,500
                                                    525,000  Millar Western Forest Products Ltd., 7.75%
                                                               due 11/15/2013                                                519,750
                                                  1,200,000  Norampac, Inc., 6.75% due 6/01/2013                           1,221,000
                                                  1,525,000  Norske Skog Canada Ltd. Series D, 8.625%
                                                               due 6/15/2011                                               1,578,375
                                                    350,000  Stone Container Finance, 7.375% due 7/15/2014                   346,500
                                                                                                                      --------------
                                                                                                                           8,435,562
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
INDUSTRY+                                            AMOUNT  CORPORATE BONDS                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
SERVICE - 4.9%                                   $  250,000  ALH Fin LLC, 8.50% due 1/15/2013                         $      243,750
                                                             Allied Waste North America:
                                                    900,000    7.875% due 4/15/2013                                          897,750
                                                  1,000,000    Series B, 7.375% due 4/15/2014                                905,000
                                                    625,000  Buhrmann US, Inc., 8.25% due 7/01/2014                          643,750
                                                    850,000  Carriage Services, Inc., 7.875% due 1/15/2015 (e)               854,250
                                                    635,000  Coinmach Corp., 9% due 2/01/2010                                647,700
                                                    275,000  Corrections Corp. of America, 7.50% due 5/01/2011               278,437
                                                  2,000,000  The Geo Group, Inc., 8.25% due 7/15/2013                      2,040,000
                                                  1,500,000  Great Lakes Dredge & Dock Corp., 7.75%
                                                               due 12/15/2013                                              1,245,000
                                                    250,000  HydroChem Industrial Services, Inc., 9.25%
                                                               due 2/15/2013 (e)                                             245,000
                                                    925,000  MSW Energy Holdings II LLC, 7.375%
                                                               due 9/01/2010                                                 938,875
                                                             United Rentals North America, Inc.:
                                                    500,000    6.50% due 2/15/2012                                           486,250
                                                  3,250,000    7% due 2/15/2014                                            2,973,750
                                                  1,350,000  Waste Services, Inc., 9.50% due 4/15/2014 (e)                 1,363,500
                                                    400,000  Williams Scotsman, Inc., 10% due 8/15/2008                      428,000
                                                                                                                      --------------
                                                                                                                          14,191,012
------------------------------------------------------------------------------------------------------------------------------------
STEEL - 1.2%                                      1,200,000  CSN Islands VIII Corp., 9.75% due 12/16/2013 (e)              1,236,000
                                                  1,250,000  Ucar Finance, Inc., 10.25% due 2/15/2012                      1,337,500
                                                  1,060,000  United States Steel Corp., 9.75% due 5/15/2010                1,173,950
                                                                                                                      --------------
                                                                                                                           3,747,450
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.8%                            98,000  Alaska Communications Systems Holdings, Inc.,
                                                               9.875% due 8/15/2011                                          103,390
                                                             Cincinnati Bell, Inc.:
                                                  1,000,000    7.25% due 7/15/2013                                           995,000
                                                  1,600,000    8.375% due 1/15/2014                                        1,576,000
                                                    475,000  Inmarsat Finance Plc, 7.625% due 6/30/2012                      472,625
                                                    500,000  Qwest Communications International Inc., 7.75%
                                                               due 2/15/2014 (e)                                             488,750
                                                  1,750,000  Tele Norte Leste Participacoes SA Series B, 8%
                                                               due 12/18/2013                                              1,741,250
                                                                                                                      --------------
                                                                                                                           5,377,015
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.0%                               550,000  OMI Corp., 7.625% due 12/01/2013                                571,313
                                                  1,500,000  Overseas Shipholding Group, 8.25% due 3/15/2013               1,605,000
                                                    925,000  Progress Rail Services Corp., 7.75%
                                                               due 4/01/2012 (e)                                             925,000
                                                                                                                      --------------
                                                                                                                           3,101,313
------------------------------------------------------------------------------------------------------------------------------------
UTILITY - 9.6%                                               The AES Corp.:
                                                    566,000    8.75% due 6/15/2008                                           598,545
                                                    674,000    9.375% due 9/15/2010                                          743,085
                                                  1,000,000    8.75% due 5/15/2013 (e)                                     1,090,000
                                                  4,000,000  AES Drax Energy Ltd Series B, 11.50%
                                                               due 8/30/2010 (b)                                              20,000
                                                  1,512,037  AES Eastern Energy LP Series 1999-A, 9%
                                                               due 1/02/2017                                               1,738,843

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
INDUSTRY+                                            AMOUNT  CORPORATE BONDS                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                 $  500,000  AES Gener SA, 7.50% due 3/25/2014                        $      493,081
                                                  4,401,564  Caithness Coso Funding Corp. Series B, 9.05%
                                                               due 12/15/2009                                              4,709,673
                                                             Calpine Corp.:
                                                  2,000,000    8.75% due 7/15/2007                                         1,560,000
                                                    500,000    8.50% due 7/15/2010 (e)                                       392,500
                                                    500,000    9.625% due 9/30/2014 (e)                                      501,250
                                                  2,378,000  ESI Tractebel Acquisition Corp. Series B, 7.99%
                                                               due 12/30/2011                                              2,522,456
                                                    500,000  FPL Energy National Wind, 6.125% due 3/25/2019 (e)              496,180
                                                    871,000  NRG Energy, Inc., 8% due 12/15/2013 (e)                         921,082
                                                    250,000  NSP Holdings LLC, 11.75% due 1/01/2012 (a)(e)                   255,000
                                                  3,000,000  Nevada Power Co., 9% due 8/15/2013                            3,367,500
                                                    475,000  NorthWestern Corp., 5.875% due 11/01/2014 (e)                   472,540
                                                  1,150,000  Reliant Energy, Inc., 6.75% due 12/15/2014                    1,072,375
                                                  2,500,000  SEMCO Energy, Inc., 7.75% due 5/15/2013                       2,582,923
                                                    325,000  Southern Natural Gas Co., 8.875% due 3/15/2010                  352,398
                                                  3,000,000  Southern Star Central Corp., 8.50% due 8/01/2010              3,195,000
                                                  1,000,000  Transcontinental Gas Pipe Line Corp. Series B,
                                                               7% due 8/15/2011                                            1,062,500
                                                                                                                      --------------
                                                                                                                          28,146,931
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS - 2.1%                      427,000  American Tower Corp., 9.375% due 2/01/2009                      448,350
                                                  1,350,000  American Towers, Inc., 7.25% due 12/01/2011                   1,393,875
                                                    875,000  Centennial Cellular Operating Co. LLC, 10.125%
                                                               due 6/15/2013                                                 966,875
                                                             Rogers Wireless Communications, Inc.:
                                                    250,000    6.135% due 12/15/2010 (f)                                     258,750
                                                    250,000    8% due 12/15/2012                                             256,875
                                                  1,500,000    6.375% due 3/01/2014                                        1,455,000
                                                    475,000  SBA Telecommunications, Inc., 9.75%
                                                               due 12/15/2011 (d)                                            409,688
                                                  1,000,000  UbiquiTel Operating Co., 9.875% due 3/01/2011 (e)             1,102,500
                                                                                                                      --------------
                                                                                                                           6,291,913
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN CORPORATE BONDS
                                                               (COST - $279,842,104) - 93.5%                             277,230,313
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
                                                       HELD  COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.0%                                             68  Wheeling-Pittsburgh Corp. (c)                                     2,111
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN COMMON STOCKS
                                                               (COST - $128) - 0.0%                                            2,111
------------------------------------------------------------------------------------------------------------------------------------
                                                             PREFERRED SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                             PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.3%                                  24,000  Emmis Communications Corp. Class A, 6.25% (j)                 1,053,600
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.0%                                47  PTV, Inc. Series A, 10% (c)                                         165
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN PREFERRED STOCKS
                                                               (COST - $1,006,957) - 0.3%                                  1,053,765
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
                                                     AMOUNT  TRUST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
STEEL - 1.1%                                     $3,000,000  United States Steel LLC, 2.50% due 12/31/2031                 3,176,533
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN TRUST PREFERRED
                                                               (COST - $2,810,000) - 1.1%                                  3,176,533
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN PREFERRED SECURITIES
                                                               (COST - $3,816,957) - 1.4%                                  4,230,298
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY+                                              HELD  WARRANTS (G)                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
CABLE - INTERNATIONAL - 0.0%                         22,461  NTL, Inc.  (expires 1/13/2011)                           $       37,061
------------------------------------------------------------------------------------------------------------------------------------
PACKAGING - 0.0%                                      4,000  Pliant Corp. (expires 6/01/2010)                                     40
------------------------------------------------------------------------------------------------------------------------------------
SERVICE - 0.0%                                       18,656  Maxim Crane Works Holdings, Inc. (expires 1/20/2010)              2,702
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN WARRANTS
                                                               (COST - $25,163) - 0.0%                                        39,803
------------------------------------------------------------------------------------------------------------------------------------
                                                 BENEFICIAL
                                                   INTEREST  OTHER INTERESTS (H)
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.7%                                  $7,560,480  US Airways Group, Inc. - Certificate of Beneficial
                                                               Interest                                                    2,116,969
------------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.0%                                      3,500,000  Wheeling-Pittsburgh Corp.
                                                               (Litigation Trust Certificates) (c)                                 0
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN OTHER INTERESTS
                                                               (COST - $2,041,330) - 0.7%                                  2,116,969
------------------------------------------------------------------------------------------------------------------------------------
                                                       FACE
                                                     AMOUNT  SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                 $6,015,364  Merrill Lynch Liquidity Series, LLC
                                                               Cash Sweep Series I (i)                                     6,015,364
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                               (COST - $6,015,364) - 2.0%                                  6,015,364
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS  (COST - $291,741,046 *) - 97.6%          289,634,858
                                                             OTHER ASSETS LESS LIABILITIES - 2.4%                          7,082,898
                                                                                                                      --------------
                                                             NET ASSETS - 100.0%                                      $  296,717,756
                                                                                                                      ==============

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 291,826,381
                                                                  =============
      Gross unrealized appreciation                               $  10,986,347
      Gross unrealized depreciation                                 (13,177,870)
                                                                  -------------
      Net unrealized depreciation                                 $  (2,191,523)
                                                                  =============

(a) Represents a pay-in-kind security, which may pay interest/dividends in additional face/shares.

(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(c)   Non-income producing security.

(d) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f)   Floating rate note.

(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.

(i) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

--------------------------------------------------------------------------------
                                                           NET          INTEREST
      AFFILIATE                                          ACTIVITY        INCOME
--------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I                        ($2,685,359)     $ 67,687
--------------------------------------------------------------------------------

(j)   Convertible Security.

      Financial futures contract sold as of March 31, 2005 were as follows:

      NUMBER OF                              EXPIRATION     FACE      UNREALIZED
      CONTRACTS             ISSUE               DATE        VALUE    APPRECIATION
---------------------------------------------------------------------------------
             30  10-Year U.S. Treasury Note  June 2005   $3,298,057  $     20,088
---------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.1%                           27,828  Boeing Co.                                                  $ 1,626,825
                                                      6,664  General Dynamics Corp.                                          713,381
                                                      3,963  Goodrich Corp.                                                  151,743
                                                     28,463  Honeywell International, Inc.                                 1,059,108
                                                      3,829  L-3 Communications Holdings, Inc.                               271,936
                                                     14,233  Lockheed Martin Corp.                                           869,067
                                                     12,040  Northrop Grumman Corp.                                          649,919
                                                     14,946  Raytheon Co.                                                    578,410
                                                      5,883  Rockwell Collins, Inc.                                          279,972
                                                     17,282  United Technologies Corp.                                     1,756,888
                                                                                                                         -----------
                                                                                                                           7,957,249
------------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 1.0%                        9,955  FedEx Corp.                                                     935,272
                                                      2,184  Ryder System, Inc.                                               91,073
                                                     37,800  United Parcel Service, Inc. Class B                           2,749,572
                                                                                                                         -----------
                                                                                                                           3,775,917
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%                                       2,999  Delta Air Lines, Inc. (b)(e)                                     12,146
                                                     25,775  Southwest Airlines Co.                                          367,036
                                                                                                                         -----------
                                                                                                                             379,182
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS - 0.2%                                2,506  Cooper Tire & Rubber Co.                                         46,010
                                                      4,998  Dana Corp.                                                       63,924
                                                     18,585  Delphi Corp.                                                     83,261
                                                      5,834  The Goodyear Tire & Rubber Co. (b)                               77,884
                                                      6,346  Johnson Controls, Inc.                                          353,853
                                                      4,274  Visteon Corp.                                                    24,405
                                                                                                                         -----------
                                                                                                                             649,337
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES - 0.5%                                   63,571  Ford Motor Co.                                                  720,259
                                                     20,283  General Motors Corp. (e)                                        596,117
                                                      9,752  Harley-Davidson, Inc.                                           563,276
                                                                                                                         -----------
                                                                                                                           1,879,652
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 2.2%                                     26,131  Anheuser-Busch Cos., Inc.                                     1,238,348
                                                      3,818  Brown-Forman Corp. Class B                                      209,035
                                                     76,396  The Coca-Cola Co.                                             3,183,421
                                                     13,337  Coca-Cola Enterprises, Inc.                                     273,675
                                                      2,341  Molson Coors Brewing Co. Class B                                180,655
                                                      7,904  Pepsi Bottling Group, Inc.                                      220,126
                                                     56,639  PepsiCo, Inc.                                                 3,003,566
                                                                                                                         -----------
                                                                                                                           8,308,826
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.2%                                 42,223  Amgen, Inc. (b)                                               2,457,801
                                                      7,052  Applera Corp. - Applied Biosystems Group                        139,206
                                                     11,426  Biogen Idec, Inc. (b)                                           394,311
                                                      5,621  Chiron Corp. (b)                                                197,072
                                                      7,900  Genzyme Corp. (b)                                               452,196
                                                     14,300  Gilead Sciences, Inc. (b)                                       511,940
                                                      8,258  Medimmune, Inc. (b)                                             196,623
                                                                                                                         -----------
                                                                                                                           4,349,149
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.2%                              6,800  American Standard Cos., Inc.                                    316,064
                                                     14,851  Masco Corp.                                                     514,884
                                                                                                                         -----------
                                                                                                                             830,948
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 2.7%                               25,732  The Bank of New York Co., Inc.                                  747,515
                                                      3,453  The Bear Stearns Cos., Inc.                                     344,955
                                                     41,065  The Charles Schwab Corp.                                        431,593
                                                     12,300  E*Trade Financial Corp. (b)                                     147,600
                                                      3,500  Federated Investors, Inc. Class B                                99,085
                                                      7,222  Franklin Resources, Inc.                                        495,790
                                                     15,500  Goldman Sachs Group, Inc.                                     1,704,845

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                      7,811  Janus Capital Group, Inc.                                   $   108,963
                                                      8,900  Lehman Brothers Holdings, Inc.                                  838,024
                                                     14,011  Mellon Financial Corp.                                          399,874
                                                     31,379  Merrill Lynch & Co., Inc. (a)                                 1,776,051
                                                     37,563  Morgan Stanley                                                2,150,482
                                                      7,201  Northern Trust Corp.                                            312,811
                                                     11,093  State Street Corp.                                              484,986
                                                      4,193  T. Rowe Price Group, Inc.                                       248,980
                                                                                                                         -----------
                                                                                                                          10,291,554
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.7%                                      7,389  Air Products & Chemicals, Inc.                                  467,650
                                                     31,436  The Dow Chemical Co.                                          1,567,085
                                                     33,596  E.I. du Pont de Nemours & Co.                                 1,721,459
                                                      2,558  Eastman Chemical Co.                                            150,922
                                                      8,476  Ecolab, Inc.                                                    280,132
                                                      4,030  Engelhard Corp.                                                 121,021
                                                      1,711  Great Lakes Chemical Corp.                                       54,957
                                                      3,676  Hercules, Inc. (b)                                               53,228
                                                      3,099  International Flavors & Fragrances, Inc.                        122,411
                                                      8,767  Monsanto Co.                                                    565,472
                                                      5,743  PPG Industries, Inc.                                            410,739
                                                     10,754  Praxair, Inc.                                                   514,686
                                                      7,388  Rohm & Haas Co.                                                 354,624
                                                      2,317  Sigma-Aldrich Corp.                                             141,916
                                                                                                                         -----------
                                                                                                                           6,526,302
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 5.6%                              11,730  AmSouth Bancorp                                                 304,393
                                                     18,296  BB&T Corp.                                                      715,008
                                                    137,312  Bank of America Corp.                                         6,055,459
                                                      5,626  Comerica, Inc.                                                  309,880
                                                      4,553  Compass Bancshares, Inc.                                        206,706
                                                     18,419  Fifth Third Bancorp                                             791,649
                                                      4,100  First Horizon National Corp.                                    167,239
                                                      7,605  Huntington Bancshares, Inc.                                     181,760
                                                     13,503  Keycorp                                                         438,172
                                                      3,700  M&T Bank Corp.                                                  377,622
                                                      7,400  Marshall & Ilsley Corp.                                         308,950
                                                     21,225  National City Corp.                                             711,038
                                                     14,911  North Fork Bancorporation, Inc.                                 413,631
                                                      9,364  PNC Financial Services Group, Inc.                              482,059
                                                     15,415  Regions Financial Corp.                                         499,446
                                                     11,496  SunTrust Banks, Inc.                                            828,517
                                                     10,310  Synovus Financial Corp.                                         287,237
                                                     62,504  U.S. Bancorp                                                  1,801,365
                                                     53,445  Wachovia Corp.                                                2,720,885
                                                     57,203  Wells Fargo & Co.                                             3,420,739
                                                      2,924  Zions Bancorporation                                            201,814
                                                                                                                         -----------
                                                                                                                          21,223,569
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES &                                 9,994  Allied Waste Industries, Inc. (b)                                73,056
SUPPLIES - 0.9%                                       5,900  Apollo Group, Inc. Class A (b)                                  436,954
                                                      3,667  Avery Dennison Corp.                                            227,097
                                                     34,828  Cendant Corp.                                                   715,367
                                                      5,736  Cintas Corp.                                                    236,954
                                                      4,679  Equifax, Inc.                                                   143,599
                                                      5,681  H&R Block, Inc.                                                 287,345
                                                      3,971  Monster Worldwide, Inc. (b)                                     111,387
                                                      7,615  Pitney Bowes, Inc.                                              343,589

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                      7,244  RR Donnelley & Sons Co.                                     $   229,055
                                                      5,786  Robert Half International, Inc.                                 155,991
                                                     18,910  Waste Management, Inc.                                          545,554
                                                                                                                         -----------
                                                                                                                           3,505,948
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.4%                      26,749  ADC Telecommunications, Inc. (b)                                 53,231
                                                      5,325  Andrew Corp. (b)                                                 62,356
                                                     15,213  Avaya, Inc. (b)                                                 177,688
                                                     18,903  Ciena Corp. (b)                                                  32,513
                                                    218,115  Cisco Systems, Inc. (b)                                       3,902,077
                                                      6,576  Comverse Technology, Inc. (b)                                   165,847
                                                     46,458  Corning, Inc. (b)                                               517,078
                                                         12  Enterasys Networks, Inc. (b)                                         17
                                                     47,877  JDS Uniphase Corp. (b)                                           79,955
                                                    146,342  Lucent Technologies, Inc. (b)                                   402,441
                                                     81,336  Motorola, Inc.                                                1,217,600
                                                     55,468  Qualcomm, Inc. (b)                                            2,032,902
                                                      5,080  Scientific-Atlanta, Inc.                                        143,358
                                                     15,333  Tellabs, Inc.                                                   111,931
                                                                                                                         -----------
                                                                                                                           8,898,994
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 3.7%                       28,090  Apple Computer, Inc. (b)                                      1,170,510
                                                     82,976  Dell, Inc. (b)                                                3,187,938
                                                     79,404  EMC Corp. (b)                                                   978,257
                                                     12,379  Gateway, Inc. (b)                                                49,887
                                                     99,243  Hewlett-Packard Co.                                           2,177,391
                                                     55,134  International Business Machines Corp.                         5,038,145
                                                      4,307  Lexmark International, Inc. Class A (b)                         344,431
                                                      6,240  NCR Corp. (b)                                                   210,538
                                                     11,865  Network Appliance, Inc. (b)                                     328,186
                                                      3,043  QLogic Corp. (b)                                                123,242
                                                    111,412  Sun Microsystems, Inc. (b)                                      450,104
                                                                                                                         -----------
                                                                                                                          14,058,629
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.0%                     2,774  Fluor Corp.                                                     153,763
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.1%                         3,350  Vulcan Materials Co.                                            190,381
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 1.2%                              40,278  American Express Co.                                          2,069,081
                                                      8,032  Capital One Financial Corp.                                     600,553
                                                     42,339  MBNA Corp.                                                    1,039,422
                                                      9,679  Providian Financial Corp. (b)                                   166,092
                                                     14,223  SLM Corp.                                                       708,874
                                                                                                                         -----------
                                                                                                                           4,584,022
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.2%                         3,736  Ball Corp.                                                      154,969
                                                      3,556  Bemis Co.                                                       110,663
                                                      5,567  Pactiv Corp. (b)                                                129,989
                                                      2,760  Sealed Air Corp. (b)                                            143,354
                                                      2,254  Temple-Inland, Inc.                                             163,528
                                                                                                                         -----------
                                                                                                                             702,503
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS - 0.1%                                   5,838  Genuine Parts Co.                                               253,895
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.5%                 7,000  CIT Group, Inc.                                                 266,000
                                                    176,251  Citigroup, Inc.                                               7,920,720
                                                    119,868  JPMorgan Chase & Co.                                          4,147,433
                                                      4,902  Moody's Corp.                                                   396,376
                                                     10,200  Principal Financial Group                                       392,598
                                                                                                                         -----------
                                                                                                                          13,123,127
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION                        28,079  AT&T Corp.                                                      526,481
SERVICES - 2.7%                                      10,087  Alltel Corp.                                                    553,272
                                                     60,625  BellSouth Corp.                                               1,593,831

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                      5,202  CenturyTel, Inc.                                            $   170,834
                                                     12,803  Citizens Communications Co.                                     165,671
                                                     60,096  Qwest Communications International Inc. (b)(e)                  222,355
                                                    113,084  SBC Communications, Inc.                                      2,678,960
                                                     48,663  Sprint Corp.                                                  1,107,083
                                                     93,418  Verizon Communications, Inc.                                  3,316,339
                                                                                                                         -----------
                                                                                                                          10,334,826
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.1%                             5,022  Allegheny Energy, Inc. (e)                                      103,755
                                                      6,497  Ameren Corp.                                                    318,418
                                                     13,118  American Electric Power Co., Inc.                               446,799
                                                     10,183  Centerpoint Energy, Inc.                                        122,501
                                                      6,073  Cinergy Corp.                                                   246,078
                                                      7,658  Consolidated Edison, Inc.                                       323,014
                                                      5,823  DTE Energy Co.                                                  264,830
                                                     10,796  Edison International                                            374,837
                                                      7,372  Entergy Corp.                                                   520,906
                                                     22,378  Exelon Corp.                                                  1,026,926
                                                     12,414  FPL Group, Inc.                                                 498,422
                                                     10,988  FirstEnergy Corp.                                               460,947
                                                     13,181  PG&E Corp.                                                      449,472
                                                      6,179  PPL Corp.                                                       333,604
                                                      3,024  Pinnacle West Capital Corp.                                     128,550
                                                      8,129  Progress Energy, Inc.                                           341,012
                                                     24,518  The Southern Co.                                                780,408
                                                      6,615  TECO Energy, Inc.                                               103,723
                                                      8,458  TXU Corp.                                                       673,511
                                                     13,284  Xcel Energy, Inc.                                               228,219
                                                                                                                         -----------
                                                                                                                           7,745,932
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.4%                           6,776  American Power Conversion Corp.                                 176,921
                                                      3,015  Cooper Industries Ltd. Class A                                  215,633
                                                     13,875  Emerson Electric Co.                                            900,904
                                                      6,083  Rockwell Automation, Inc.                                       344,541
                                                                                                                         -----------
                                                                                                                           1,637,999
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &                               15,494  Agilent Technologies, Inc. (b)                                  343,967
INSTRUMENTS - 0.3%                                    6,715  Jabil Circuit, Inc. (b)                                         191,512
                                                      6,263  Molex, Inc.                                                     165,093
                                                     17,409  Sanmina-SCI Corp. (b)                                            90,875
                                                     32,135  Solectron Corp. (b)                                             111,508
                                                      7,928  Symbol Technologies, Inc.                                       114,877
                                                      2,931  Tektronix, Inc.                                                  71,897
                                                                                                                         -----------
                                                                                                                           1,089,729
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 1.1%                    5,400  BJ Services Co.                                                 280,152
                                                     11,108  Baker Hughes, Inc.                                              494,195
                                                     17,102  Halliburton Co.                                                 739,662
                                                      4,746  Nabors Industries Ltd.                                          280,678
                                                      5,501  National Oilwell Varco, Inc. (b)                                256,897
                                                      4,487  Noble Corp.                                                     252,214
                                                      2,635  Rowan Cos., Inc.                                                 78,866
                                                     19,545  Schlumberger Ltd.                                             1,377,532
                                                     10,711  Transocean, Inc.                                                551,188
                                                                                                                         -----------
                                                                                                                           4,311,384
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 1.2%                                 21,682  Archer-Daniels-Midland Co.                                      532,944
                                                     12,393  Campbell Soup Co.                                               359,645
                                                     17,232  ConAgra Foods, Inc.                                             465,609
                                                     11,908  General Mills, Inc.                                             585,278

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                     11,549  HJ Heinz Co.                                                $   425,465
                                                      6,848  The Hershey Co.                                                 414,030
                                                     12,789  Kellogg Co.                                                     553,380
                                                      4,500  McCormick & Co., Inc.                                           154,935
                                                     25,917  Sara Lee Corp.                                                  574,321
                                                      7,216  Wm. Wrigley Jr. Co.                                             473,153
                                                                                                                         -----------
                                                                                                                           4,538,760
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 2.8%                      12,147  Albertson's, Inc.                                               250,836
                                                     13,257  CVS Corp.                                                       697,583
                                                     15,605  Costco Wholesale Corp.                                          689,429
                                                     24,526  The Kroger Co. (b)                                              393,152
                                                     14,847  Safeway, Inc. (b)                                               275,115
                                                      4,392  Supervalu, Inc.                                                 146,473
                                                     20,371  Sysco Corp.                                                     729,282
                                                     15,016  Wal-Mart Stores, Inc.                                         5,763,452
                                                     33,844  Walgreen Co.                                                  1,503,350
                                                                                                                         -----------
                                                                                                                          10,448,672
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.1%                                  5,317  KeySpan Corp.                                                   207,203
                                                      1,529  Nicor, Inc.                                                      56,711
                                                      8,911  NiSource, Inc.                                                  203,082
                                                        985  Peoples Energy Corp.                                             41,291
                                                                                                                         -----------
                                                                                                                             508,287
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT &                               1,773  Bausch & Lomb, Inc.                                             129,961
SUPPLIES - 2.1%                                      20,458  Baxter International, Inc.                                      695,163
                                                      8,388  Becton Dickinson & Co.                                          490,027
                                                      8,325  Biomet, Inc.                                                    302,198
                                                     26,482  Boston Scientific Corp. (b)                                     775,658
                                                      3,454  CR Bard, Inc.                                                   235,148
                                                      3,900  Fisher Scientific International (b)                             221,988
                                                     10,891  Guidant Corp.                                                   804,845
                                                      5,152  Hospira, Inc. (b)                                               166,255
                                                     40,762  Medtronic, Inc.                                               2,076,824
                                                      1,731  Millipore Corp. (b)                                              75,125
                                                      4,209  PerkinElmer, Inc.                                                86,832
                                                     11,788  St. Jude Medical, Inc. (b)                                      424,368
                                                     13,296  Stryker Corp.                                                   593,135
                                                      5,636  Thermo Electron Corp.                                           142,534
                                                      4,000  Waters Corp.                                                    143,160
                                                      8,116  Zimmer Holdings, Inc.                                           631,506
                                                                                                                         -----------
                                                                                                                           7,994,727
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS &                              10,286  Aetna, Inc. New Shares                                          770,936
SERVICES - 2.5%                                       3,935  AmerisourceBergen Corp.                                         225,436
                                                     14,337  Cardinal Health, Inc.                                           800,005
                                                     15,050  Caremark Rx, Inc. (b)                                           598,689
                                                      4,463  Cigna Corp.                                                     398,546
                                                      2,600  Express Scripts, Inc. (b)                                       226,694
                                                     13,975  HCA, Inc.                                                       748,641
                                                      8,000  Health Management Associates, Inc. Class A                      209,440
                                                      5,257  Humana, Inc. (b)                                                167,909
                                                      7,614  IMS Health, Inc.                                                185,705
                                                      4,600  Laboratory Corp. of America Holdings (b)                        221,720
                                                      3,049  Manor Care, Inc.                                                110,862
                                                      9,707  McKesson Corp.                                                  366,439
                                                      8,983  Medco Health Solutions, Inc. (b)                                445,287
                                                      3,300  Quest Diagnostics                                               346,929

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                     15,512  Tenet Healthcare Corp.                                      $   178,853
                                                     21,629  UnitedHealth Group, Inc.                                      2,062,974
                                                     10,102  WellPoint, Inc.                                               1,266,286
                                                                                                                         -----------
                                                                                                                           9,331,351
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS &                                18,473  Carnival Corp.                                                  957,086
LEISURE - 1.5%                                        5,861  Darden Restaurants, Inc.                                        179,815
                                                      3,655  Harrah's Entertainment, Inc.                                    236,040
                                                     12,763  Hilton Hotels Corp.                                             285,253
                                                     11,508  International Game Technology                                   306,803
                                                      7,283  Marriott International, Inc. Class A                            486,941
                                                     41,672  McDonald's Corp.                                              1,297,666
                                                     13,222  Starbucks Corp. (b)                                             683,049
                                                      6,909  Starwood Hotels & Resorts Worldwide, Inc.                       414,747
                                                      3,019  Wendy's International, Inc.                                     117,862
                                                      9,742  Yum! Brands, Inc.                                               504,733
                                                                                                                         -----------
                                                                                                                           5,469,995
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.5%                             2,585  Black & Decker Corp.                                            204,189
                                                      4,072  Centex Corp.                                                    233,203
                                                      4,799  Fortune Brands, Inc.                                            386,943
                                                      1,289  KB HOME                                                         151,406
                                                      6,355  Leggett & Platt, Inc.                                           183,532
                                                      2,536  Maytag Corp.                                                     35,428
                                                      9,085  Newell Rubbermaid, Inc.                                         199,325
                                                      4,242  Pulte Homes, Inc.                                               312,338
                                                      1,941  Snap-On, Inc.                                                    61,704
                                                      2,641  The Stanley Works                                               119,558
                                                      2,234  Whirlpool Corp.                                                 151,309
                                                                                                                         -----------
                                                                                                                           2,038,935
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.8%                             5,068  Clorox Co.                                                      319,233
                                                     17,585  Colgate-Palmolive Co.                                           917,409
                                                     16,221  Kimberly-Clark Corp.                                          1,066,206
                                                     85,106  Procter & Gamble Co.                                          4,510,618
                                                                                                                         -----------
                                                                                                                           6,813,466
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES - 1.1%                                    4,200  Affiliated Computer Services, Inc. Class A (b)                  223,608
                                                     19,355  Automatic Data Processing, Inc.                                 870,007
                                                      6,308  Computer Sciences Corp. (b)                                     289,222
                                                      5,434  Convergys Corp. (b)                                              81,130
                                                     16,938  Electronic Data Systems Corp.                                   350,108
                                                     27,508  First Data Corp.                                              1,081,339
                                                      6,555  Fiserv, Inc. (b)                                                260,889
                                                     12,460  Paychex, Inc.                                                   408,937
                                                      4,523  Sabre Holdings Corp. Class A                                     98,963
                                                      9,600  Sungard Data Systems, Inc. (b)                                  331,200
                                                     11,169  Unisys Corp.                                                     78,853
                                                                                                                         -----------
                                                                                                                           4,074,256
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 4.7%                      26,046  3M Co.                                                        2,231,882
                                                    357,765  General Electric Co. (c)                                     12,901,006
                                                      4,580  Textron, Inc.                                                   341,760
                                                     67,863  Tyco International Ltd.                                       2,293,769
                                                                                                                         -----------
                                                                                                                          17,768,417
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.0%                                      9,400  ACE Ltd.                                                        387,938
                                                      3,532  AMBAC Financial Group, Inc.                                     264,017
                                                     10,475  AON Corp.                                                       239,249
                                                     16,742  Aflac, Inc.                                                     623,807
                                                     22,745  The Allstate Corp.                                            1,229,595

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                     87,807  American International Group, Inc.                          $ 4,865,386
                                                      6,398  Chubb Corp.                                                     507,169
                                                      5,587  Cincinnati Financial Corp.                                      243,649
                                                      9,777  Hartford Financial Services Group, Inc.                         670,311
                                                      4,566  Jefferson-Pilot Corp.                                           223,962
                                                      5,831  Lincoln National Corp.                                          263,211
                                                      5,876  Loews Corp.                                                     432,121
                                                      4,788  MBIA, Inc.                                                      250,317
                                                     17,460  Marsh & McLennan Cos., Inc.                                     531,133
                                                     24,653  Metlife, Inc.                                                   963,932
                                                      6,700  The Progressive Corp.                                           614,792
                                                     17,000  Prudential Financial, Inc.                                      975,800
                                                      5,044  Safeco Corp.                                                    245,693
                                                     22,137  The St. Paul Travelers Cos., Inc.                               813,092
                                                      3,997  Torchmark Corp.                                                 208,643
                                                      9,789  UnumProvident Corp.                                             166,609
                                                      4,555  XL Capital Ltd. Class A                                         329,645
                                                                                                                         -----------
                                                                                                                          15,050,071
------------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.4%                     41,400  eBay, Inc. (b)                                                1,542,564
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.4%                  44,660  Yahoo!, Inc.                                                  1,513,974
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT &                                   3,176  Brunswick Corp.                                                 148,796
PRODUCTS - 0.2%                                       9,511  Eastman Kodak Co.                                               309,583
                                                      5,845  Hasbro, Inc.                                                    119,530
                                                     13,780  Mattel, Inc.                                                    294,203
                                                                                                                         -----------
                                                                                                                             872,112
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY - 1.4%                                     11,342  Caterpillar, Inc.                                             1,037,112
                                                      1,195  Cummins, Inc.                                                    84,068
                                                      9,966  Danaher Corp.                                                   532,284
                                                      8,188  Deere & Co.                                                     549,660
                                                      6,734  Dover Corp.                                                     254,478
                                                      5,078  Eaton Corp. (b)                                                 332,101
                                                      2,978  ITT Industries, Inc.                                            268,735
                                                      9,666  Illinois Tool Works, Inc.                                       865,397
                                                      5,679  Ingersoll-Rand Co. Class A                                      452,332
                                                          1  Kadant, Inc. (b)                                                     19
                                                      2,317  Navistar International (b)                                       84,339
                                                      5,746  Paccar, Inc.                                                    415,953
                                                      4,110  Pall Corp.                                                      111,463
                                                      3,935  Parker Hannifin Corp.                                           239,720
                                                                                                                         -----------
                                                                                                                           5,227,661
------------------------------------------------------------------------------------------------------------------------------------
MEDIA - 3.9%                                         18,745  Clear Channel Communications, Inc.                              646,140
                                                     52,691  Comcast Corp. Class A (b)                                     1,779,902
                                                     21,911  Comcast Corp. Special Class A (b)                               731,827
                                                      2,685  Dow Jones & Co., Inc.                                           100,338
                                                      8,947  Gannett Co., Inc.                                               707,529
                                                     14,033  Interpublic Group of Cos., Inc. (b)                             172,325
                                                      2,635  Knight-Ridder, Inc.                                             177,204
                                                      6,352  The McGraw-Hill Cos., Inc.                                      554,212
                                                      1,732  Meredith Corp.                                                   80,971
                                                      4,777  New York Times Co. Class A                                      174,743
                                                     96,000  News Corp. Class A                                            1,624,320
                                                      6,217  Omnicom Group                                                   550,329
                                                    155,048  Time Warner, Inc.                                             2,721,092
                                                     10,577  Tribune Co.                                                     421,705
                                                     10,698  Univision Communications, Inc. Class A                          296,228

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                     57,507  Viacom, Inc. Class B                                        $ 2,002,969
                                                     69,082  Walt Disney Co.                                               1,984,726
                                                                                                                         -----------
                                                                                                                          14,726,560
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.7%                               28,824  Alcoa, Inc.                                                     875,961
                                                      3,161  Allegheny Technologies, Inc. (b)                                 76,212
                                                      6,808  Freeport-McMoRan Copper & Gold, Inc. Class B                    269,665
                                                     14,703  Newmont Mining Corp.                                            621,202
                                                      5,270  Nucor Corp.                                                     303,341
                                                      3,144  Phelps Dodge Corp.                                              319,839
                                                      4,089  United States Steel Corp.                                       207,926
                                                                                                                         -----------
                                                                                                                           2,674,146
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED                        21,422  The AES Corp. (b)                                               350,892
POWER - 0.9%                                          4,754  CMS Energy Corp. (b)                                             61,992
                                                     17,687  Calpine Corp. (b)(e)                                             49,524
                                                      5,852  Constellation Energy Group, Inc.                                302,548
                                                     11,061  Dominion Resources, Inc.                                        823,270
                                                     33,126  Duke Energy Corp.                                               927,859
                                                     13,946  Dynegy, Inc. Class A (b)                                         54,529
                                                      8,014  Public Service Enterprise Group, Inc.                           435,881
                                                      7,717  Sempra Energy                                                   307,445
                                                                                                                         -----------
                                                                                                                           3,313,940
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL - 1.2%                               3,745  Big Lots, Inc. (b)                                               45,015
                                                      3,026  Dillard's, Inc. Class A                                          81,399
                                                     10,888  Dollar General Corp.                                            238,556
                                                      5,527  Family Dollar Stores, Inc.                                      167,800
                                                      5,730  Federated Department Stores                                     364,657
                                                      9,435  JC Penney Co., Inc.                                             489,865
                                                     11,425  Kohl's Corp. (b)                                                589,873
                                                      9,847  The May Department Stores Co.                                   364,536
                                                      4,684  Nordstrom, Inc.                                                 259,400
                                                      3,570  Sears Holdings Corp. (b)                                        475,440
                                                     29,734  Target Corp.                                                  1,487,295
                                                                                                                         -----------
                                                                                                                           4,563,836
------------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.1%                            31,523  Xerox Corp.                                                     477,573
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS - 7.4%                                      2,705  Amerada Hess Corp.                                              260,248
                                                      8,168  Anadarko Petroleum Corp.                                        621,585
                                                     10,866  Apache Corp.                                                    665,325
                                                      2,291  Ashland, Inc.                                                   154,574
                                                     12,936  Burlington Resources, Inc.                                      647,706
                                                     71,022  ChevronTexaco Corp.                                           4,141,293
                                                     23,876  ConocoPhillips                                                2,574,788
                                                     16,102  Devon Energy Corp.                                              768,871
                                                      7,232  EOG Resources, Inc.                                             352,488
                                                     21,212  El Paso Corp.                                                   224,423
                                                    215,346  Exxon Mobil Corp. (c)                                        12,834,622
                                                      5,921  Kerr-McGee Corp.                                                463,792
                                                      4,048  Kinder Morgan, Inc.                                             306,434
                                                     11,523  Marathon Oil Corp.                                              540,659
                                                     13,079  Occidental Petroleum Corp.                                      930,832
                                                      2,478  Sunoco, Inc.                                                    256,523
                                                      8,710  Unocal Corp.                                                    537,320
                                                      9,000  Valero Energy Corp.                                             659,430
                                                     18,107  Williams Cos., Inc.                                             340,593
                                                     12,633  XTO Energy, Inc.                                                414,868
                                                                                                                         -----------
                                                                                                                          27,696,374
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.5%                        8,504  Georgia-Pacific Corp.                                       $   301,807
                                                     16,124  International Paper Co.                                         593,202
                                                      4,087  Louisiana-Pacific Corp.                                         102,747
                                                      6,742  MeadWestvaco Corp.                                              214,530
                                                      7,929  Weyerhaeuser Co.                                                543,137
                                                                                                                         -----------
                                                                                                                           1,755,423
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.7%                              2,981  Alberto-Culver Co. Class B                                      142,671
                                                     15,694  Avon Products, Inc.                                             673,900
                                                     33,458  The Gillette Co.                                              1,688,960
                                                                                                                         -----------
                                                                                                                           2,505,531
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.8%                               52,620  Abbott Laboratories                                           2,453,144
                                                      4,327  Allergan, Inc.                                                  300,597
                                                     64,463  Bristol-Myers Squibb Co.                                      1,641,228
                                                     38,248  Eli Lilly & Co.                                               1,992,721
                                                     12,118  Forest Laboratories, Inc. (b)                                   447,760
                                                    100,353  Johnson & Johnson                                             6,739,707
                                                      8,016  King Pharmaceuticals, Inc. (b)                                   66,613
                                                     74,479  Merck & Co., Inc.                                             2,410,885
                                                      8,930  Mylan Laboratories                                              158,240
                                                    251,660  Pfizer, Inc.                                                  6,611,108
                                                     48,711  Schering-Plough Corp.                                           884,105
                                                      3,040  Watson Pharmaceuticals, Inc.                                     93,419
                                                     45,051  Wyeth                                                         1,900,251
                                                                                                                         -----------
                                                                                                                          25,699,778
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%                                    3,100  Apartment Investment & Management Co. Class A                   115,320
                                                      6,500  Archstone-Smith Trust                                           221,715
                                                     13,380  Equity Office Properties Trust                                  403,139
                                                      9,400  Equity Residential                                              302,774
                                                      6,100  Plum Creek Timber Co., Inc.                                     217,770
                                                      6,100  Prologis                                                        226,310
                                                      7,000  Simon Property Group, Inc.                                      424,060
                                                                                                                         -----------
                                                                                                                           1,911,088
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 0.6%                                   12,466  Burlington Northern Santa Fe Corp.                              672,291
                                                      7,054  CSX Corp.                                                       293,799
                                                     13,086  Norfolk Southern Corp.                                          484,836
                                                      8,607  Union Pacific Corp.                                             599,908
                                                                                                                         -----------
                                                                                                                           2,050,834
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%      12,772  Advanced Micro Devices, Inc. (b)                                205,885
EQUIPMENT - 3.0%                                     12,247  Altera Corp. (b)                                                242,246
                                                     12,373  Analog Devices, Inc.                                            447,160
                                                     56,262  Applied Materials, Inc.                                         914,257
                                                     10,221  Applied Micro Circuits Corp. (b)                                 33,627
                                                     10,498  Broadcom Corp. Class A (b)                                      314,100
                                                     12,923  Freescale Semiconductor, Inc. Class B (b)                       222,922
                                                    210,088  Intel Corp.                                                   4,880,344
                                                      6,500  Kla-Tencor Corp.                                                299,065
                                                     12,696  LSI Logic Corp. (b)                                              70,971
                                                     10,164  Linear Technology Corp.                                         389,383
                                                     10,787  Maxim Integrated Products, Inc.                                 440,865
                                                     20,326  Micron Technology, Inc. (b)                                     210,171
                                                     11,808  National Semiconductor Corp.                                    243,363
                                                      4,942  Novellus Systems, Inc. (b)                                      132,100
                                                      5,600  Nvidia Corp. (b)                                                133,056
                                                      5,933  PMC - Sierra, Inc. (b)                                           52,210
                                                      6,438  Teradyne, Inc.                                                   93,995

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------

                                                     57,271  Texas Instruments, Inc.                                     $ 1,459,838
                                                     11,613  Xilinx, Inc.                                                    339,448
                                                                                                                         -----------
                                                                                                                          11,125,006
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE - 3.7%                                       7,880  Adobe Systems, Inc.                                             529,300
                                                      7,452  Autodesk, Inc.                                                  221,772
                                                      7,301  BMC Software, Inc. (b)                                          109,515
                                                      5,629  Citrix Systems, Inc. (b)                                        134,083
                                                     18,846  Computer Associates International, Inc.                         510,727
                                                     12,818  Compuware Corp. (b)                                              92,290
                                                     10,100  Electronic Arts, Inc. (b)                                       522,978
                                                      6,193  Intuit, Inc. (b)                                                271,068
                                                      2,966  Mercury Interactive Corp. (b)                                   140,529
                                                    342,686  Microsoft Corp. (c)                                           8,282,721
                                                     12,382  Novell, Inc. (b)                                                 73,797
                                                    153,185  Oracle Corp. (b)                                              1,911,749
                                                      8,877  Parametric Technology Corp. (b)                                  49,622
                                                     16,757  Siebel Systems, Inc. (b)                                        152,991
                                                     23,600  Symantec Corp. (b)                                              503,388
                                                     14,215  Veritas Software Corp.                                          330,072
                                                                                                                         -----------
                                                                                                                          13,836,602
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 2.3%                               9,400  Autonation, Inc. (b)                                            178,036
                                                      2,508  Autozone, Inc. (b)                                              214,936
                                                      9,948  Bed Bath & Beyond, Inc. (b)                                     363,500
                                                     10,512  Best Buy Co., Inc.                                              567,753
                                                      6,465  Circuit City Stores, Inc.                                       103,763
                                                     26,063  The Gap, Inc.                                                   569,216
                                                     74,059  Home Depot, Inc.                                              2,832,016
                                                     13,479  Limited Brands                                                  327,540
                                                     25,511  Lowe's Cos., Inc.                                             1,456,423
                                                     10,340  Office Depot, Inc. (b)                                          229,341
                                                      2,479  OfficeMax, Inc.                                                  83,047
                                                      5,583  RadioShack Corp.                                                136,784
                                                      4,666  The Sherwin-Williams Co.                                        205,257
                                                     16,395  Staples, Inc.                                                   515,295
                                                     15,956  TJX Cos., Inc.                                                  392,996
                                                      4,847  Tiffany & Co.                                                   167,318
                                                      7,068  Toys "R" Us, Inc.                                               182,072
                                                                                                                         -----------
                                                                                                                           8,525,293
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL &                                   6,300  Coach, Inc. (b)                                                 356,769
LUXURY GOODS - 0.4%                                   4,000  Jones Apparel Group, Inc.                                       133,960
                                                      3,608  Liz Claiborne, Inc.                                             144,789
                                                      8,217  Nike, Inc. Class B                                              684,558
                                                      1,524  Reebok International Ltd.                                        67,513
                                                      3,608  VF Corp.                                                        213,377
                                                                                                                         -----------
                                                                                                                           1,600,966
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 1.6%                    20,158  Countrywide Financial Corp.                                     654,329
                                                     33,134  Fannie Mae                                                    1,804,146
                                                     22,850  Freddie Mac                                                   1,444,120
                                                     10,198  Golden West Financial Corp.                                     616,979
                                                      3,167  MGIC Investment Corp.                                           195,309
                                                     12,100  Sovereign Bancorp, Inc.                                         268,136
                                                     29,015  Washington Mutual, Inc.                                       1,146,093
                                                                                                                         -----------
                                                                                                                           6,129,112
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.4%                                       69,789  Altria Group, Inc. (c)                                        4,563,503
                                                      4,400  Reynolds American, Inc.                                         354,596

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                      5,499  UST, Inc.                                               $      284,298
                                                                                                                     --------------
                                                                                                                          5,202,397
------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES &                                   2,921  WW Grainger, Inc.                                              181,891
DISTRIBUTORS - 0%
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION                           38,024  Nextel Communications, Inc. Class A (b)                      1,080,642
SERVICES - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL COMMON STOCKS
                                                             (COST - $259,766,873) - 96.9%                              365,013,057
------------------------------------------------------------------------------------------------------------------------------------
                                                 BENEFICIAL
                                                   INTEREST  SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                $11,440,568  Merrill Lynch Liquidity Series, LLC
                                                             Cash Sweep Series I (a)                                     11,440,568
                                                    794,650  Merrill Lynch Liquidity Series, LLC
                                                             Money Market Series (a)(d)                                     794,650
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL SHORT-TERM SECURITIES
                                                             (COST - $12,235,218) - 3.2%                                 12,235,218
------------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS  (COST - $272,002,091**) - 100.1%        377,248,275
                                                             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                (397,065)
                                                                                                                     --------------
                                                             NET ASSETS - 100.0%                                     $  376,851,210
                                                                                                                     ==============


* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry classifications for reporting ease.


** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                     $ 279,362,817
                                   =============
Gross unrealized appreciation      $ 124,150,502
Gross unrealized depreciation        (26,265,044)
                                   -------------
Net unrealized appreciation        $  97,885,458
                                   =============

(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

-----------------------------------------------------------------------------------------------------
                                                                       NET          INTEREST/DIVIDEND
AFFILIATE                                                            ACTIVITY           INCOME
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               (1,100)         $ 5,037
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I             $4,154,584          $38,432
Merrill Lynch Liquidity Series, LLC Money Market Series             $  484,250          $   743
-----------------------------------------------------------------------------------------------------

(b)   Non-income producing security.

(c)   Portion of holdings pledged as collateral for financial futures contracts.

(d)   Security was purchased with the cash proceeds from securities loans.

(e)   Security, or a portion of security, is on loan.

      Financial futures contracts purchased as of March 31, 2005 were as follows:

-------------------------------------------------------------------------------------------------------------
NUMBER OF                                            EXPIRATION                FACE               UNREALIZED
CONTRACTS                  ISSUE                         DATE                  VALUE             DEPRECIATION
-------------------------------------------------------------------------------------------------------------
  40          S&P 500 Financial Futures Index         June 2005              $12,051,795          $(212,795)
-------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
Mercury International Value V.I. Fund

Schedule of Investments as of March 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SHARES
COUNTRY           INDUSTRY+                                            HELD  COMMON STOCKS                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
Australia - 1.0%  Commercial Banks - 1.0%                           239,545  Australia & New Zealand Banking Group Ltd.  $ 3,820,890
                  ------------------------------------------------------------------------------------------------------------------
                                                                             TOTAL COMMON STOCKS IN AUSTRALIA              3,820,890
------------------------------------------------------------------------------------------------------------------------------------
BELGIUM - 2.0%    Diversified Telecommunication Services - 1.5%     135,533  Belgacom SA                                   5,619,025
                  ------------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.5%                53,927  AGFA-Gevaert NV                               1,891,622
                  ------------------------------------------------------------------------------------------------------------------
                                                                             TOTAL COMMON STOCKS IN BELGIUM                7,510,647
------------------------------------------------------------------------------------------------------------------------------------
DENMARK - 1.0%    Commercial Banks - 1.0%                           124,769  Danske Bank A/S                               3,629,537
                  ------------------------------------------------------------------------------------------------------------------
                                                                             TOTAL COMMON STOCKS IN DENMARK                3,629,537
------------------------------------------------------------------------------------------------------------------------------------
FRANCE - 14.6%    Automobiles - 1.5%                                 89,255  Peugeot SA                                    5,686,318
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 2.0%                           106,030  BNP Paribas                                   7,530,853
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 1.1%              72,611  Societe BIC SA                                4,130,517
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 1.5%                  38,358  Vinci SA                                      5,543,525
                  ------------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.6%                      24,085  Lafarge SA                                    2,338,260
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 1.0%                    72,248  Carrefour SA                                  3,844,137
                  ------------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 1.2%               89,057  Accor SA                                      4,370,441
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.4%                            224,156  Arcelor                                       5,136,034
                  ------------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 3.2%                                   51,119  Total SA                                     11,991,812
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.1%                             46,812  Sanofi-Aventis                                3,957,580
                  ------------------------------------------------------------------------------------------------------------------
                                                                             TOTAL COMMON STOCKS IN FRANCE                54,529,477
------------------------------------------------------------------------------------------------------------------------------------
GERMANY - 7.6%    Air Freight & Logistics - 1.1%                    166,273  Deutsche Post AG                              4,069,090
                  ------------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.8%                                 70,757  DaimlerChrysler AG                            3,175,347
                  ------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 1.3%                 155,486  Hochtief AG                                   4,960,985
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 1.1%     203,420  Deutsche Telekom AG                           4,071,361
                  ------------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 1.2%                          52,213  E.ON AG                                       4,491,550
                  ------------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated Power - 2.1%        126,769  RWE AG                                        7,685,815
                  ------------------------------------------------------------------------------------------------------------------
                                                                             TOTAL COMMON STOCKS IN GERMANY               28,454,148
------------------------------------------------------------------------------------------------------------------------------------
IRELAND - 1.6%    Commercial Banks - 1.6%                           126,877  Allied Irish Banks Plc (Dublin)               2,663,058
                                                                     55,000  Allied Irish Banks Plc (London)               1,154,411
                                                                    134,573  Bank of Ireland                               2,130,250
                  ------------------------------------------------------------------------------------------------------------------
                                                                             TOTAL COMMON STOCKS IN IRELAND                5,947,719
------------------------------------------------------------------------------------------------------------------------------------
ITALY - 7.9%      Commercial Banks - 3.8%                           786,075  Banca Intesa SpA                              4,004,749
                                                                  1,205,702  Capitalia SpA                                 6,308,687
                                                                    659,357  UniCredito Italiano SpA                       3,882,754
                                                                                                                         -----------
                                                                                                                          14,196,190
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services - 0.7%     652,431  Telecom Italia SpA                            2,480,194
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance - 1.3%                                  179,469  Fondiaria-Sai SpA                             4,996,135
                  ------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
Mercury International Value V.I. Fund

Schedule of Investments as of March 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SHARES
COUNTRY             INDUSTRY+                                            HELD  COMMON STOCKS                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 2.1%                                  298,791  ENI SpA                                   $ 7,781,986
                    ----------------------------------------------------------------------------------------------------------------
                                                                               TOTAL COMMON STOCKS IN ITALY               29,454,505
------------------------------------------------------------------------------------------------------------------------------------
JAPAN - 19.6%       Automobiles - 3.2%                                 39,000  Honda Motor Co., Ltd.                       1,958,022
                                                                      352,000  Nissan Motor Co., Ltd.                      3,616,754
                                                                      168,700  Toyota Motor Corp.                          6,293,128
                                                                                                                          ----------
                                                                                                                          11,867,904
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 1.7%                                  496,000  Asahi Breweries Ltd.                        6,441,137
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.1%                            434,000  Mitsubishi Securities Co., Ltd. (c)         4,045,419
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.9%                             1,261  Mitsubishi Tokyo Financial Group, Inc.     10,964,192
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.8%             266,000  Toppan Printing Co., Ltd.                   2,919,634
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 1.7%                            96,100  Takefuji Corp.                              6,486,930
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.1%                         373,000  Sekisui House Ltd.                          3,992,941
                    ----------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.9%               228,000  Yamaha Corp.                                3,297,644
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.2%                             95,600  Takeda Pharmaceutical Co., Ltd.             4,567,277
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.7%                                   193,200  Namco Ltd.                                  2,516,152
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 1.8%                                        596  Japan Tobacco, Inc.                         6,630,890
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication Services - 2.5%            365  KDDI Corp.                                  1,812,033
                                                                        4,507  NTT DoCoMo, Inc.                            7,584,705
                                                                                                                          ----------
                                                                                                                           9,396,738
                    ----------------------------------------------------------------------------------------------------------------
                                                                               TOTAL COMMON STOCKS IN JAPAN               73,126,858
------------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 7.3%  Air Freight & Logistics - 1.3%                    170,814  TNT NV                                      4,872,852
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 1.3%             495,709  Buhrmann NV                                 5,025,122
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 1.3%             154,365  ING Groep NV CVA                            4,674,444
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 1.1%                   346,313  Koninklijke Ahold NV (c)                    2,907,546
                                                                      140,242  Koninklijke Ahold NV (a)(c)(e)              1,108,473
                                                                                                                          ----------
                                                                                                                           4,016,019
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.2%                         165,948  Koninklijke Philips Electronics NV          4,583,067
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 1.1%                                  312,580  Aegon NV                                    4,228,995
                    ---------------------------------------------------------------------------------------------------------------
                                                                               TOTAL COMMON STOCKS IN THE NETHERLANDS     27,400,499
------------------------------------------------------------------------------------------------------------------------------------
NORWAY - 2.3%       Diversified Telecommunication Services - 1.0%     398,521  Telenor ASA                                 3,597,443
                    ----------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 1.3%                                  283,649  Statoil ASA                                 4,851,465
                    ----------------------------------------------------------------------------------------------------------------
                                                                               TOTAL COMMON STOCKS IN NORWAY               8,448,908
------------------------------------------------------------------------------------------------------------------------------------
PORTUGAL - 1.3%     Electric Utilities - 1.3%                       1,778,379  Energias de Portugal SA                     4,969,218
                    ----------------------------------------------------------------------------------------------------------------
                                                                               TOTAL COMMON STOCKS IN PORTUGAL             4,969,218
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
Mercury International Value V.I. Fund

Schedule of Investments as of March 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           SHARES
COUNTRY                 INDUSTRY+                                            HELD  COMMON STOCKS                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.1%        Marine - 1.1%                                   1,925,000  Neptune Orient Lines Ltd.             $ 4,295,156
                        ------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL COMMON STOCKS IN SINGAPORE        4,295,156
------------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 0.9%      Diversified Telecommunication Services - 0.9%     159,800  KT Corp. (a)                            3,405,338
                        ------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL COMMON STOCKS IN SOUTH KOREA      3,405,338
------------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 2.9%           Diversified Financial Services - 1.3%             356,295  Investor AB                             4,831,067
                        ------------------------------------------------------------------------------------------------------------
                        Machinery - 1.6%                                  132,273  Volvo AB Class B                        5,868,826
                        ------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL COMMON STOCKS IN SWEDEN          10,699,893
------------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 7.7%      Capital Markets - 2.1%                            179,673  Credit Suisse Group                     7,740,757
                        ------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.9%                                  192,656  Clariant AG (c)                         3,337,819
                        ------------------------------------------------------------------------------------------------------------
                        Construction Materials - 1.6%                      98,891  Holcim Ltd.                             6,102,385
                        ------------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 1.1%                       648,476  ABB Ltd. (c)                            4,042,434
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 1.0%                                   24,527  Swiss Life Holding (c)                  3,699,937
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 1.0%                             79,233  Novartis AG Registered Shares           3,709,373
                        ------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL COMMON STOCKS IN SWITZERLAND     28,632,705
------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 20.3%  Aerospace & Defense - 1.8%                      1,383,514  BAE Systems Plc                         6,784,110
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 6.6%                           677,484  Barclays Plc                            6,925,773
                                                                          346,116  HBOS Plc                                5,395,697
                                                                          382,109  Royal Bank of Scotland Group Plc       12,159,097
                                                                                                                         -----------
                                                                                                                          24,480,567
                        ------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 1.1%                   363,277  Boots Group Plc                         4,280,025
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 1.0%                              358,192  Cadbury Schweppes Plc                   3,590,651
                        ------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 1.5%                   356,630  Smiths Group Plc                        5,738,184
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 1.8%                                  721,834  Prudential Plc                          6,901,759
                        ------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 1.0%                                  404,877  Shell Transport & Trading Co. Plc       3,634,031
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 2.0%                            326,257  GlaxoSmithKline Plc                     7,478,123
                        ------------------------------------------------------------------------------------------------------------
                        Specialty Retail - 1.1%                           739,382  Kesa Electricals Plc                    4,222,865
                        ------------------------------------------------------------------------------------------------------------
                        Transportation Infrastructure - 1.2%              418,877  BAA Plc                                 4,618,483
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication Services - 1.2%      1,633,787  Vodafone Group Plc                      4,337,543
                        ------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL COMMON STOCKS IN THE
                                                                                   UNITED KINGDOM                         76,066,341
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL INVESTMENTS IN COMMON STOCKS
                                                                                   (COST - $291,908,237) - 99.1%         370,391,839
------------------------------------------------------------------------------------------------------------------------------------
                                                                       BENEFICIAL
                                                                         INTEREST                 OTHER INTERESTS (D)
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.0%   Electric Utilities - 0.0%                      $   54,000  British Energy Plc Deferred Shares              0
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL INVESTMENTS IN OTHER
                                                                                   INTERESTS - 0.0%                                0
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
Mercury International Value V.I. Fund

Schedule of Investments as of March 31, 2005                                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       BENEFICIAL
                                                                         INTEREST  SHORT-TERM SECURITIES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                       $2,609,867  Merrill Lynch Liquidity Series, LLC
                                                                                   Cash Sweep Series I (b)              $  2,609,867
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL INVESTMENTS IN SHORT-TERM
                                                                                   SECURITIES
                                                                                   (COST - $2,609,867) - 0.7%              2,609,867
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL INVESTMENTS
                                                                                   (COST - $294,518,104*)  - 99.8%       373,001,706
                                                                                   OTHER ASSETS LESS
                                                                                   LIABILITIES - 0.2%                        782,788
                                                                                                                        ------------
                                                                                   NET ASSETS - 100.0%                  $373,784,494
                                                                                                                        ============

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                    $298,109,616
                                  ============
Gross unrealized appreciation     $ 81,031,422
Gross unrealized depreciation       (6,139,332)
                                  ------------
Net unrealized appreciation       $ 74,892,090
                                  ============

(a)   Depositary Receipts.

(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

-------------------------------------------------------------------------------------------------------------------------
AFFILIATE                                                                             NET ACTIVITY        INTEREST INCOME
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                               $ 2,609,867             $28,498
Merrill Lynch Liquidity Series, LLC Money Market Series                               $(2,422,713)            $ 1,160
-------------------------------------------------------------------------------------------------------------------------

(c)   Non-income producing security.

(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e) Restricted security as to resale, representing 0.3% of net assets was as follows:

--------------------------------------------------------------------------------------------------
ISSUE                                 ACQUISITION DATE            COST                    VALUE
--------------------------------------------------------------------------------------------------
Koninklijke Ahold NV (a)(b)             12/11/2003              $833,205                $1,108,473
--------------------------------------------------------------------------------------------------

(a) Depositary Receipts.

(b) Non-income producing security.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP CORE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.9%                                  410,000  Ford Motor Co.                                            $  4,645,300
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.4%                                 31,000  Invitrogen Corp. (a)                                         2,145,200
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.2%                                     93,000  Eastman Chemical Co.                                         5,487,000
                                                    167,000  Lyondell Chemical Co.                                        4,662,640
                                                    110,000  Monsanto Co.                                                 7,095,000
                                                                                                                       ------------
                                                                                                                         17,244,640
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.6%                              74,000  Bank of America Corp.                                        3,263,400
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.8%                89,000  ITT Educational Services, Inc. (a)                           4,316,500
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.4%                      44,000  Cisco Systems, Inc. (a)                                        787,160
                                                    443,000  Motorola, Inc.                                               6,631,710
                                                                                                                       ------------
                                                                                                                          7,418,870
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 9.7%                      161,000  Apple Computer, Inc. (a)                                     6,708,870
                                                    256,000  Dell, Inc. (a)                                               9,835,520
                                                    542,000  EMC Corp. (a)                                                6,677,440
                                                    413,000  Hewlett-Packard Co.                                          9,061,220
                                                     22,000  International Business Machines Corp.                        2,010,360
                                                    146,000  NCR Corp. (a)                                                4,926,040
                                                    145,000  Network Appliance, Inc. (a)                                  4,010,700
                                                    141,000  QLogic Corp. (a)(c)                                          5,710,500
                                                    714,000  Sun Microsystems, Inc. (a)                                   2,884,560
                                                                                                                       ------------
                                                                                                                         51,825,210
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.2%                             127,000  SLM Corp.                                                    6,329,680
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.2%               126,000  Citigroup, Inc.                                              5,662,440
                                                     23,000  JPMorgan Chase & Co.                                           795,800
                                                                                                                       ------------
                                                                                                                          6,458,240
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.3%                           168,000  Edison International (a)                                     5,832,960
                                                     81,000  TXU Corp.                                                    6,450,030
                                                                                                                       ------------
                                                                                                                         12,282,990
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%                         103,000  Rockwell Automation, Inc.                                    5,833,920
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%                      18,000  Wal-Mart Stores, Inc.                                          901,980
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.0%                                256,000  Archer-Daniels-Midland Co. (c)                               6,292,480
                                                    269,000  Tyson Foods, Inc. Class A                                    4,486,920
                                                                                                                       ------------
                                                                                                                         10,779,400
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.1%             105,000  Becton Dickinson & Co.                                       6,134,100
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 7.4%              92,000  Aetna, Inc. New Shares                                       6,895,400
                                                     70,000  Cigna Corp.                                                  6,251,000
                                                     67,000  Express Scripts, Inc. (a)                                    5,841,730
                                                    167,000  Humana, Inc. (a)                                             5,333,980
                                                     91,000  Pacificare Health Systems (a)                                5,179,720
                                                     61,000  Quest Diagnostics                                            6,412,930
                                                     39,000  UnitedHealth Group, Inc.                                     3,719,820
                                                                                                                       ------------
                                                                                                                         39,634,580
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.3%                220,000  McDonald's Corp.                                             6,850,800
                                                     88,000  Starwood Hotels & Resorts Worldwide, Inc.                    5,282,640
                                                                                                                       ------------
                                                                                                                         12,133,440
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.2%                            67,000  Black & Decker Corp.                                         5,292,330
                                                     21,000  Lennar Corp. Class A                                         1,190,280
                                                      7,000  NVR, Inc. (a)                                                5,495,000
                                                                                                                       ------------
                                                                                                                         11,977,610
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%                            22,000  Procter & Gamble Co.                                         1,166,000
-----------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP CORE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.1%                                   29,000  Checkfree Corp. (a)                                       $  1,182,040
                                                    110,000  Computer Sciences Corp. (a)                                  5,043,500
                                                    239,000  Electronic Data Systems Corp. (c)                            4,940,130
                                                                                                                       ------------
                                                                                                                         11,165,670
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.0%                     335,000  General Electric Co.                                        12,080,100
                                                     50,000  Textron, Inc.                                                3,731,000
                                                                                                                       ------------
                                                                                                                         15,811,100
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 8.0%                                    132,000  The Allstate Corp.                                           7,135,920
                                                      9,000  American International Group, Inc.                             498,690
                                                     78,000  Chubb Corp. (c)                                              6,183,060
                                                    114,000  Lincoln National Corp.                                       5,145,960
                                                     10,000  Loews Corp.                                                    735,400
                                                    124,000  Metlife, Inc.                                                4,848,400
                                                    124,000  Prudential Financial, Inc.                                   7,117,600
                                                    112,000  Safeco Corp.                                                 5,455,520
                                                    321,000  UnumProvident Corp. (c)                                      5,463,420
                                                                                                                       ------------
                                                                                                                         42,583,970
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.0%                 161,000  Eastman Kodak Co.                                            5,240,550
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.9%                                     71,000  Cummins, Inc.                                                4,994,850
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                                         38,000  Getty Images, Inc. (a)                                       2,702,180
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.0%                               93,000  Nucor Corp.                                                  5,353,080
                                                     56,000  Phelps Dodge Corp. (a)(c)                                    5,696,880
                                                    100,000  United States Steel Corp. (c)                                5,085,000
                                                                                                                       ------------
                                                                                                                         16,134,960
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power - 0.7%          990,000  Dynegy, Inc. Class A (a)(c)                                  3,870,900
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 2.5%                             134,000  JC Penney Co., Inc.                                          6,957,280
                                                    114,000  Nordstrom, Inc.                                              6,313,320
                                                                                                                       ------------
                                                                                                                         13,270,600
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.1%                           378,000  Xerox Corp. (a)(c)                                           5,726,700
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 15.0%                                    61,000  Amerada Hess Corp. (a)                                       5,868,810
                                                     80,000  Anadarko Petroleum Corp.                                     6,088,000
                                                    131,000  Burlington Resources, Inc.                                   6,559,170
                                                    188,000  ChevronTexaco Corp.                                         10,962,280
                                                     83,000  ConocoPhillips                                               8,950,720
                                                    139,000  Devon Energy Corp.                                           6,637,250
                                                    213,000  Exxon Mobil Corp.                                           12,694,800
                                                     98,000  Occidental Petroleum Corp.                                   6,974,660
                                                     56,000  Sunoco, Inc.                                                 5,797,120
                                                     91,000  Valero Energy Corp.                                          6,667,570
                                                    142,000  Williams Cos., Inc.                                          2,671,020
                                                                                                                       ------------
                                                                                                                         79,871,400
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.4%                              220,000  Johnson & Johnson                                           14,775,200
                                                    541,000  Pfizer, Inc.                                                14,212,070
                                                                                                                       ------------
                                                                                                                         28,987,270
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 2.1%                                  158,000  Norfolk Southern Corp.                                       5,853,900
                                                     94,000  Yellow Roadway Corp. (a)(c)                                  5,502,760
                                                                                                                       ------------
                                                                                                                         11,356,660
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                       76,000  Intel Corp.                                                  1,765,480
Equipment - 0.4%                                     17,000  Lam Research Corp. (a)                                         490,620
                                                                                                                       ------------
                                                                                                                          2,256,100
-----------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP CORE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY*                                              HELD  COMMON STOCKS                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Software - 7.6%                                      90,000  Adobe Systems, Inc.                                       $  6,045,300
                                                    202,000  Autodesk, Inc. (a)(c)                                        6,011,520
                                                    169,000  Computer Associates International, Inc.                      4,579,900
                                                    132,000  Intuit, Inc. (a)                                             5,777,640
                                                    243,000  McAfee, Inc. (a)                                             5,482,080
                                                    221,000  Microsoft Corp. (a)                                          5,341,570
                                                    601,000  Oracle Corp. (a)                                             7,500,480
                                                                                                                       ------------
                                                                                                                         40,738,490
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 7.7%                             102,000  Abercrombie & Fitch Co. Class A (a)                          5,838,480
                                                    199,000  American Eagle Outfitters (a)                                5,880,450
                                                    115,000  Best Buy Co., Inc.                                           6,211,150
                                                    256,000  The Gap, Inc.                                                5,591,040
                                                    149,000  Home Depot, Inc.                                             5,697,760
                                                    234,000  Limited Brands                                               5,686,200
                                                    192,000  Staples, Inc.                                                6,034,560
                                                                                                                       ------------
                                                                                                                         40,939,640
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.8%                   138,000  Countrywide Financial Corp.                                  4,479,480
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                       12,000  Altria Group, Inc.                                             784,680
-----------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN COMMON STOCKS
                                                               (COST - $459,209,306) - 100.2%                           535,406,260
-----------------------------------------------------------------------------------------------------------------------------------
                                                 BENEFICIAL
                                                   INTEREST  SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
                                              $  43,843,350  Merrill Lynch Liquidity Series, LLC
                                                             Money Market Series (b)(d)                                  43,843,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                               (COST - $43,843,350) - 8.2%                               43,843,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS
                                                               (COST - $503,052,656**) - 108.4%                         579,249,610
                                                             LIABILITIES IN EXCESS OF OTHER ASSETS - (8.4%)             (44,837,106)
                                                                                                                       ------------
                                                             NET ASSETS - 100.0%                                       $534,412,504
                                                                                                                       ============

(a)   Non-income producing security.

(b)   Security was purchased with the cash proceeds from securities loans.

(c)   Security, or a portion of security, is on loan.

(d) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -------------------------------------------------------------
                                                           INTEREST
      AFFILIATE                           NET ACTIVITY     INCOME
      -------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Money Market Series I            $27,311,100     $10,208
      -------------------------------------------------------------

      * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      ** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

            Aggregate cost                           $ 508,573,787
                                                     =============
            Gross unrealized appreciation            $  91,798,872
            Gross unrealized depreciation              (21,123,049)
                                                     -------------
            Net unrealized appreciation              $  70,675,823
                                                     =============

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

-------------------------------------------------------------------------------------------------------------------
INDUSTRY*                                  SHARES HELD              COMMON STOCKS                         VALUE
-------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.8%                      55,000  Boeing Co.                                    $   3,215,300
-------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 1.3%                  25,000  FedEx Corp.                                       2,348,750
-------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.0%                            27,000  Invitrogen Corp. (b)                              1,868,400
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 1.6%           30,000  The Brink's Co.                                   1,038,000
                                                37,000  ITT Educational Services, Inc. (b)                1,794,500
                                                                                                      -------------
                                                                                                          2,832,500
-------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.9%                 29,000  Cisco Systems, Inc. (b)                             518,810
                                               198,000  Motorola, Inc.                                    2,964,060
                                                                                                      -------------
                                                                                                          3,482,870
-------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 10.8%                 54,000  Apple Computer, Inc. (b)                          2,250,180
                                               129,000  Dell, Inc. (b)                                    4,956,180
                                               204,000  EMC Corp. (b)                                     2,513,280
                                                54,000  NCR Corp. (b)                                     1,821,960
                                                74,000  Network Appliance, Inc. (b)                       2,046,840
                                                49,000  QLogic Corp. (b)                                  1,984,500
                                                58,000  Storage Technology Corp. (b)                      1,786,400
                                               162,000  Western Digital Corp. (b)                         2,065,500
                                                                                                      -------------
                                                                                                         19,424,840
-------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 1.5%                         52,000  SLM Corp.                                         2,591,680
-------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.2%                   10,000  Ball Corp.                                          414,800
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%           10,000  Chicago Mercantile Exchange Holdings, Inc.        1,940,300
-------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.0%                       88,000  Allegheny Energy, Inc. (b)(c)                     1,818,080
-------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.1%                     35,000  Rockwell Automation, Inc.                         1,982,400
-------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%       90,000  Ingram Micro, Inc. Class A (b)                    1,500,300
-------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 1.4%                 40,000  Costco Wholesale Corp.                            1,767,200
                                                14,000  Wal-Mart Stores, Inc.                               701,540
                                                                                                      -------------
                                                                                                          2,468,740
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%         39,000  Becton Dickinson & Co.                            2,278,380
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 10.1%        28,000  Aetna, Inc. New Shares                            2,098,600
                                                23,000  Express Scripts, Inc. (b)                         2,005,370
                                                34,000  HCA, Inc.                                         1,821,380
                                                42,000  Laboratory Corp. of America Holdings (b)          2,024,400
                                                54,000  McKesson Corp.                                    2,038,500
                                                30,000  Pacificare Health Systems (b)                     1,707,600
                                                22,000  Quest Diagnostics                                 2,312,860
                                                42,000  UnitedHealth Group, Inc.                          4,005,960
                                                                                                      -------------
                                                                                                         18,014,670
-------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 2.0%            23,000  MGM Mirage (b)                                    1,628,860
                                                33,000  Starwood Hotels & Resorts Worldwide, Inc.         1,980,990
                                                                                                      -------------
                                                                                                          3,609,850
-------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 6.5%                       24,000  Black & Decker Corp.                              1,895,760
                                                18,000  Harman International Industries, Inc.             1,592,280
                                                34,000  Lennar Corp. Class A                              1,927,120
                                                 4,000  MDC Holdings, Inc.                                  278,600
                                                 3,000  NVR, Inc. (b)(c)                                  2,355,000
                                                28,000  Ryland Group, Inc.                                1,736,560
                                                21,000  Toll Brothers, Inc. (b)(c)                        1,655,850
                                                                                                      -------------
                                                                                                         11,441,170
-------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.5%                        6,000  Clorox Co.                                          377,940
                                                32,000  Energizer Holdings, Inc. (b)                      1,913,600
                                                 9,000  Procter & Gamble Co.                                477,000
                                                                                                      -------------
                                                                                                          2,768,540
-------------------------------------------------------------------------------------------------------------------
IT SERVICES - 1.1%                              50,000  Checkfree Corp. (b)                               2,038,000
-------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

-------------------------------------------------------------------------------------------------------------------
INDUSTRY*                                  SHARES HELD              COMMON STOCKS                         VALUE
-------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.1%                                36,000  Prudential Financial, Inc.                    $   2,066,400
                                                36,000  WR Berkley Corp.                                  1,785,600
                                                                                                      -------------
                                                                                                          3,852,000
-------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 1.1%             68,000  VeriSign, Inc. (b)                                1,951,600
-------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 0.0%              3,000  Mattel, Inc.                                         64,050
-------------------------------------------------------------------------------------------------------------------
MACHINERY - 1.1%                                47,000  Graco, Inc.                                       1,896,920
-------------------------------------------------------------------------------------------------------------------
MEDIA - 1.6%                                    27,000  Getty Images, Inc. (b)                            1,919,970
                                                10,000  Omnicom Group                                       885,200
                                                                                                      -------------
                                                                                                          2,805,170
-------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.1%                          34,000  Nucor Corp. (c)                                   1,957,040
                                                17,000  Phelps Dodge Corp.                                1,729,410
                                                                                                      -------------
                                                                                                          3,686,450
-------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL - 1.2%                         39,000  Nordstrom, Inc.                                   2,159,820
-------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS - 1.0%                      123,000  Xerox Corp. (b)(c)                                1,863,450
-------------------------------------------------------------------------------------------------------------------
OIL & GAS - 2.1%                                24,000  Anadarko Petroleum Corp. (c)                      1,826,400
                                                38,000  Burlington Resources, Inc.                        1,902,660
                                                                                                      -------------
                                                                                                          3,729,060
-------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 9.1%                         124,000  Johnson & Johnson                                 8,327,840
                                               307,000  Pfizer, Inc.                                      8,064,890
                                                                                                      -------------
                                                                                                         16,392,730
-------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 1.0%                              37,000  CNF, Inc.                                         1,731,230
-------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR                  83,000  Intel Corp.                                       1,928,090
EQUIPMENT - 4.4%                                69,000  Lam Research Corp. (b)                            1,991,340
                                                58,000  Linear Technology Corp.                           2,221,980
                                                64,000  Microchip Technology, Inc.                        1,664,640
                                                                                                      -------------
                                                                                                          7,806,050
-------------------------------------------------------------------------------------------------------------------
SOFTWARE - 12.0%                                34,000  Adobe Systems, Inc.                               2,283,780
                                                71,000  Autodesk, Inc. (c)                                2,112,960
                                               236,000  BEA Systems, Inc. (b)                             1,880,920
                                                80,000  Computer Associates International, Inc. (c)       2,168,000
                                                47,000  Intuit, Inc. (b)                                  2,057,190
                                                82,000  McAfee, Inc. (b)                                  1,849,920
                                                42,000  Mercury Interactive Corp. (b)                     1,989,960
                                               117,000  Microsoft Corp.                                   2,827,890
                                               253,000  Oracle Corp. (b)                                  3,157,440
                                               155,000  TIBCO Software, Inc. (b)                          1,154,750
                                                                                                      -------------
                                                                                                         21,482,810
-------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 13.3%                        36,000  Abercrombie & Fitch Co. Class A                   2,060,640
                                                68,000  American Eagle Outfitters                         2,009,400
                                                 5,000  Autozone, Inc. (b)                                  428,500
                                                43,000  Best Buy Co., Inc. (c)                            2,322,430
                                               113,000  Circuit City Stores, Inc.                         1,813,650
                                                99,000  The Gap, Inc.                                     2,162,160
                                               107,000  Home Depot, Inc.                                  4,091,680
                                                73,000  Limited Brands                                    1,773,900
                                                57,000  Michaels Stores, Inc.                             2,069,100
                                                67,000  Pacific Sunwear of California (b)                 1,874,660
                                                73,000  Staples, Inc. (c)                                 2,294,390
                                                20,000  Urban Outfitters, Inc. (b)                          959,400
                                                                                                      -------------
                                                                                                         23,859,910
-------------------------------------------------------------------------------------------------------------------
                                                        TOTAL INVESTMENTS IN COMMON STOCKS
                                                        (COST - $163,277,256) - 100.1%                  179,320,820
-------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005

---------------------------------------------------------------------------------------------------------------------
                                            BENEFICIAL
                                              INTEREST            SHORT-TERM SECURITIES                    VALUE
---------------------------------------------------------------------------------------------------------------------
                                           $16,302,651  Merrill Lynch Liquidity Series, LLC Money
                                                        Market Series l (a)(d)                          $  16,302,651
---------------------------------------------------------------------------------------------------------------------
                                                        TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                        (COST--$16,302,651)--9.1%                          16,302,651
---------------------------------------------------------------------------------------------------------------------
                                                        TOTAL INVESTMENTS (COST-$179,579,907**)-109.2%    195,623,471
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS-(9.2%)      (16,411,950)
                                                                                                        -------------
                                                        NET ASSETS - 100.0%                             $ 179,211,521
                                                                                                        =============
---------------------------------------------------------------------------------------------------------------------

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                       $ 180,074,391
                                            =============
      Gross unrealized appreciation        $  21,810,792
      Gross unrealized depreciation           (6,261,712)
                                            -------------
      Net unrealized appreciation          $  15,549,080
                                            =============

(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

----------------------------------------------------------------------------------------------
      AFFILIATE                                                  NET ACTIVITY  INTEREST INCOME
----------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series l       -          $   846
      Merrill Lynch Liquidity Series, LLC Money Market Series l  $ 10,372,351  $ 2,449
----------------------------------------------------------------------------------------------

(b)   Non-income producing security.
(c)   Security, or a portion of security, is on loan.
(d)   Security was purchased with the cash proceeds from securities on loans.

FAM VARIABLE SERIES FUNDS, INC. -  MERCURY LARGE CAP VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY#                                              HELD  COMMON STOCKS                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.1%                           32,000  Northrop Grumman Corp.                                    $  1,727,360
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES - 1.1%                                  153,000  Ford Motor Co.                                               1,733,490
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.0%                                 24,000  Invitrogen Corp. (a)                                         1,660,800
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 3.2%                               19,000  AG Edwards, Inc.                                               851,200
                                                     19,000  The Bear Stearns Cos., Inc.                                  1,898,100
                                                     25,000  Lehman Brothers Holdings, Inc.                               2,354,000
                                                                                                                       ------------
                                                                                                                          5,103,300
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 4.6%                                     37,000  E.I. du Pont de Nemours & Co.                                1,895,880
                                                     30,000  Eastman Chemical Co.                                         1,770,000
                                                     53,000  Lyondell Chemical Co.                                        1,479,760
                                                     36,000  Monsanto Co.                                                 2,322,000
                                                                                                                       ------------
                                                                                                                          7,467,640
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 2.1%                              35,000  Bank of America Corp.                                        1,543,500
                                                     18,000  M&T Bank Corp.                                               1,837,080
                                                                                                                       ------------
                                                                                                                          3,380,580
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.6%                      69,000  Motorola, Inc.                                               1,032,930
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 6.9%                       40,000  Apple Computer, Inc. (a)                                     1,666,800
                                                    140,000  EMC Corp. (a)                                                1,724,800
                                                    161,000  Hewlett-Packard Co.                                          3,532,340
                                                     44,000  NCR Corp. (a)                                                1,484,560
                                                     42,000  QLogic Corp. (a)                                             1,701,000
                                                    269,000  Sun Microsystems, Inc. (a)                                   1,086,760
                                                                                                                       ------------
                                                                                                                         11,196,260
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 1.0%                              96,000  Providian Financial Corp. (a)                                1,647,360
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.5%                65,000  Citigroup, Inc.                                              2,921,100
                                                      3,000  JPMorgan Chase & Co.                                           103,800
                                                     25,000  Principal Financial Group                                      962,250
                                                                                                                       ------------
                                                                                                                          3,987,150
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.3%                            54,000  Edison International                                         1,874,880
                                                     63,000  Northeast Utilities                                          1,214,010
                                                     28,000  TXU Corp.                                                    2,229,640
                                                                                                                       ------------
                                                                                                                          5,318,530
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.0%                          30,000  Rockwell Automation, Inc.                                    1,699,200
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%             5,000  Tech Data Corp. (a)                                            185,300
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 2.0%                                 83,000  Archer-Daniels-Midland Co.                                   2,040,140
                                                     69,000  Tyson Foods, Inc. Class A                                    1,150,920
                                                                                                                       ------------
                                                                                                                          3,191,060
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%              25,000  Becton Dickinson & Co.                                       1,460,500
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 4.5%              27,000  Aetna, Inc. New Shares                                       2,023,650
                                                     22,000  Cigna Corp.                                                  1,964,600
                                                     52,000  Humana, Inc. (a)                                             1,660,880
                                                     28,000  Pacificare Health Systems (a)                                1,593,760
                                                                                                                       ------------
                                                                                                                          7,242,890
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 2.2%                 75,000  McDonald's Corp.                                             2,335,500
                                                     22,000  Starwood Hotels & Resorts Worldwide, Inc.                    1,320,660
                                                                                                                       ------------
                                                                                                                          3,656,160
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.1%                            32,000  Lennar Corp. Class A                                         1,813,760
-----------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. -  MERCURY LARGE CAP VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY#                                              HELD  COMMON STOCKS                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES - 2.0%                                   31,000  Computer Sciences Corp. (a)                               $  1,421,350
                                                     86,000  Electronic Data Systems Corp.                                1,777,620
                                                                                                                       ------------
                                                                                                                          3,198,970
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 3.4%                     152,000  General Electric Co.                                         5,481,120
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 12.2%                                    49,000  The Allstate Corp.                                           2,648,940
                                                     26,000  Chubb Corp.                                                  2,061,020
                                                     41,000  Cincinnati Financial Corp.                                   1,788,010
                                                     29,000  Hartford Financial Services Group, Inc.                      1,988,240
                                                     40,000  Lincoln National Corp.                                       1,805,600
                                                      3,000  Loews Corp.                                                    220,620
                                                     52,000  Metlife, Inc.                                                2,033,200
                                                     40,000  Prudential Financial, Inc.                                   2,296,000
                                                     37,000  Safeco Corp.                                                 1,802,270
                                                    102,000  UnumProvident Corp.                                          1,736,040
                                                     29,000  WR Berkley Corp.                                             1,438,400
                                                                                                                       ------------
                                                                                                                         19,818,340
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 1.0%                  49,000  Eastman Kodak Co.                                            1,594,950
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY - 0.9%                                     20,000  Cummins, Inc.                                                1,407,000
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.1%                               29,000  Nucor Corp.                                                  1,669,240
                                                     17,000  Phelps Dodge Corp.                                           1,729,410
                                                     32,000  United States Steel Corp.                                    1,627,200
                                                                                                                       ------------
                                                                                                                          5,025,850
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER - 2.0%           83,000  Duke Energy Corp.                                            2,324,830
                                                    238,400  Dynegy, Inc. Class A (a)                                       932,144
                                                                                                                       ------------
                                                                                                                          3,256,974
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL - 3.6%                              30,000  Federated Department Stores                                  1,909,200
                                                     43,000  JC Penney Co., Inc.                                          2,232,560
                                                     31,000  Nordstrom, Inc.                                              1,716,780
                                                                                                                       ------------
                                                                                                                          5,858,540
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS - 1.2%                           129,000  Xerox Corp. (a)                                              1,954,350
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS - 23.9%                                    19,000  Amerada Hess Corp.                                           1,827,990
                                                     28,000  Anadarko Petroleum Corp.                                     2,130,800
                                                     21,000  Apache Corp.                                                 1,285,830
                                                     43,000  Burlington Resources, Inc.                                   2,153,010
                                                     79,000  ChevronTexaco Corp.                                          4,606,490
                                                     33,000  ConocoPhillips                                               3,558,720
                                                     47,000  Devon Energy Corp.                                           2,244,250
                                                      9,000  EOG Resources, Inc.                                            438,660
                                                    197,000  Exxon Mobil Corp.                                           11,741,200
                                                     33,000  Occidental Petroleum Corp.                                   2,348,610
                                                     19,000  Sunoco, Inc.                                                 1,966,880
                                                     34,000  Unocal Corp.                                                 2,097,460
                                                     30,000  Valero Energy Corp.                                          2,198,100
                                                                                                                       ------------
                                                                                                                         38,598,000
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 2.2%                                   51,000  Norfolk Southern Corp.                                       1,889,550
                                                     29,000  Yellow Roadway Corp. (a)                                     1,697,660
                                                                                                                       ------------
                                                                                                                          3,587,210
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE - 2.8%                                      39,000  Autodesk, Inc.                                               1,160,640
                                                     70,000  McAfee, Inc. (a)                                             1,579,200
                                                    141,000  Oracle Corp. (a)                                             1,759,680
                                                                                                                       ------------
                                                                                                                          4,499,520
-----------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. -  MERCURY LARGE CAP VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES
INDUSTRY#                                              HELD  COMMON STOCKS                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 2.2%                              62,000  American Eagle Outfitters                                 $  1,832,100
                                                     69,000  Limited Brands                                               1,676,700
                                                                                                                       ------------
                                                                                                                          3,508,800
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.2%                    15,000  Astoria Financial Corp.                                        379,500
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.2%                                        4,000  Altria Group, Inc.                                             261,560
-----------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS IN COMMON STOCKS
                                                               (COST - $129,683,689) - 100.1%                           161,934,954
-----------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS
                                                               (COST - $129,683,689*) - 100.1%                          161,934,954
                                                             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                (123,285)
                                                                                                                       ------------
                                                             NET ASSETS - 100.0%                                       $161,811,669
                                                                                                                       ============

# For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes were as follows:

      Aggregate cost ..............................  $ 130,019,860
                                                     =============
      Gross unrealized appreciation ...............  $  33,449,130
      Gross unrealized depreciation ...............     (1,534,036)
                                                     -------------
      Net unrealized appreciation .................  $  31,915,094
                                                     =============

(a)   Non-income producing security.

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) were as follows:

      ---------------------------------------------------------------
                                                 NET         INTEREST
      AFFILIATE                                ACTIVITY       INCOME
      ---------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series                    $ (25,141)      $ 3,145
      ---------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                      (IN U.S. DOLLARS)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY*                                      HELD  COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BELGIUM - 0.6%         Wireless Telecommunication Services - 0.6%    3,700  Mobistar SA                                   $ 325,789
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN BELGIUM                  325,789
-----------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 0.8%          Diversified Telecommunication
                       Services - 0.4%                               6,400  Brasil Telecom Participacoes SA (a)             208,960
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication Services - 0.4%   31,800  Telesp Celular Participacoes SA (a)(b)          190,164
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN BRAZIL                   399,124
-----------------------------------------------------------------------------------------------------------------------------------
CANADA - 6.8%          Diversified Telecommunication
                       Services - 4.8%                              54,500  BCE, Inc.                                     1,361,955
                                                                    17,500  TELUS Corp.                                     562,529
                                                                    19,075  TELUS Corp. Class A                             586,984
                                                                                                                          ---------
                                                                                                                          2,511,468
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 2.0%                              7,700  EnCana Corp.                                    543,713
                                                                    15,000  Talisman Energy, Inc.                           512,250
                                                                                                                          ---------
                                                                                                                          1,055,963
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN CANADA                 3,567,431
-----------------------------------------------------------------------------------------------------------------------------------
FRANCE - 1.4%          Diversified Telecommunication
                       Services - 0.5%                               9,200  France Telecom SA                               276,201
                       ------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated Power - 0.9%   10,500  Suez SA                                         283,297
                                                                     4,800  Veolia Environnement                            170,680
                                                                                                                          ---------
                                                                                                                            453,977
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN FRANCE                   730,178
-----------------------------------------------------------------------------------------------------------------------------------
GERMANY - 3.3%         Diversified Telecommunication
                       Services - 1.2%                              32,000  Deutsche Telekom AG                             640,466
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 1.7%                    10,400  E.ON AG                                         894,646
                       ------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated Power - 0.4%    3,200  RWE AG                                          194,011
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN GERMANY                1,729,123
-----------------------------------------------------------------------------------------------------------------------------------
ITALY - 2.9%           Diversified Telecommunication
                       Services - 1.8%                             106,288  Telecom Italia SpA                              404,050
                                                                   163,393  Telecom Italia SpA (RNC)                        512,408
                                                                                                                          ---------
                                                                                                                            916,458
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 1.1%                    58,400  Enel SpA                                        560,289
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN ITALY                  1,476,747
-----------------------------------------------------------------------------------------------------------------------------------
MEXICO - 1.0%          Diversified Telecommunication
                       Services - 0.4%                               5,800  Telefonos de Mexico SA de CV (a)                200,274
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication Services - 0.6%    5,900  America Movil SA de CV (a)                      304,440
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN MEXICO                   504,714
-----------------------------------------------------------------------------------------------------------------------------------
PORTUGAL - 0.5%        Diversified Telecommunication
                       Services - 0.5%                              20,600  Portugal Telecom SGPS SA Registered Shares      242,025
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN PORTUGAL                 242,025
-----------------------------------------------------------------------------------------------------------------------------------
SPAIN - 5.4%           Diversified Telecommunication
                       Services - 2.2%                              66,100  Telefonica SA                                 1,154,585
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 3.2%                    23,500  Endesa SA                                       529,898
                                                                    44,000  Iberdrola SA                                  1,153,982
                                                                                                                          ---------
                                                                                                                          1,683,880
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN SPAIN                  2,838,465
-----------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                      (IN U.S. DOLLARS)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY*                                      HELD  COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 4.8%  Electric Utilities - 2.2%                    24,600  Scottish & Southern Energy Plc               $  409,760
                                                                    91,300  Scottish Power Plc                              705,612
                                                                                                                         ----------
                                                                                                                          1,115,372
                       ------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.2%                         27,000  Centrica Plc                                    117,727
                       ------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated Power - 0.7%   37,762  National Grid Transco Plc                       349,820
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication Services - 1.7%   33,900  Vodafone Group Plc (a)                          900,384
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN THE UNITED KINGDOM     2,483,303
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 66.6%  Diversified Telecommunication
                       Services - 11.6%                             16,300  Alltel Corp.                                    894,055
                                                                    48,500  BellSouth Corp.                               1,275,065
                                                                     6,100  CenturyTel, Inc.                                200,324
                                                                    17,700  Citizens Communications Co.                     229,038
                                                                    50,300  SBC Communications, Inc.                      1,191,607
                                                                    33,100  Sprint Corp.                                    753,025
                                                                    41,800  Verizon Communications, Inc.                  1,483,900
                                                                                                                         ----------
                                                                                                                          6,027,014
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 29.1%                    9,300  Ameren Corp.                                    455,793
                                                                    18,100  American Electric Power Co., Inc.               616,486
                                                                    25,000  CPFL Energia SA (a)(b)                          510,000
                                                                    17,592  Cinergy Corp.                                   712,828
                                                                    24,000  Cleco Corp.                                     511,200
                                                                     5,800  DTE Energy Co.                                  263,784
                                                                    23,300  Edison International                            808,976
                                                                    18,100  Entergy Corp.                                 1,278,946
                                                                    35,200  Exelon Corp.                                  1,615,328
                                                                    11,400  FPL Group, Inc.                                 457,710
                                                                    16,500  FirstEnergy Corp.                               692,175
                                                                    19,700  NSTAR                                         1,069,710
                                                                     3,900  OGE Energy Corp.                                105,105
                                                                    14,200  PG&E Corp.                                      484,220
                                                                    23,800  PPL Corp.                                     1,284,962
                                                                    11,000  Pinnacle West Capital Corp.                     467,610
                                                                    23,800  The Southern Co.                                757,554
                                                                    33,800  TXU Corp.                                     2,691,494
                                                                     9,900  Wisconsin Energy Corp.                          351,450
                                                                                                                         ----------
                                                                                                                         15,135,331
                       ------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                      (IN U.S. DOLLARS)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    SHARES
COUNTRY                INDUSTRY*                                      HELD  COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 5.1%                         11,500  AGL Resources, Inc.                           $ 401,695
                                                                    21,900  KeySpan Corp.                                   853,443
                                                                    21,000  New Jersey Resources Corp.                      914,130
                                                                     6,700  NiSource, Inc.                                  152,693
                                                                     7,000  UGI Corp.                                       317,940
                                                                                                                         ----------
                                                                                                                          2,639,901
                       ------------------------------------------------------------------------------------------------------------
                       Media - 1.0%                                 18,700  Cablevision Systems Corp. Class A (b)           524,535
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.3%                       14,800  Peabody Energy Corp.                            686,128
                       ------------------------------------------------------------------------------------------------------------
                       Multi-Utilities &
                       Unregulated Power - 12.8%                    21,000  Constellation Energy Group, Inc.              1,085,700
                                                                    23,000  Dominion Resources, Inc.                      1,711,890
                                                                    10,000  Duke Energy Corp.                               280,100
                                                                     5,400  Energy East Corp.                               141,588
                                                                     5,900  Equitable Resources, Inc.                       338,896
                                                                     5,000  NRG Energy, Inc. (b)                            170,750
                                                                     9,400  National Fuel Gas Co.                           268,746
                                                                    10,700  Oneok, Inc.                                     329,774
                                                                    11,000  Ormat Technologies, Inc.                        172,260
                                                                    15,100  Public Service Enterprise Group, Inc.           821,289
                                                                     8,400  Questar Corp.                                   497,700
                                                                    14,200  SCANA Corp.                                     542,724
                                                                     7,000  Sempra Energy                                   278,880
                                                                                                                         ----------
                                                                                                                          6,640,297
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 4.4%                              2,000  ConocoPhillips                                  215,680
                                                                     4,800  Devon Energy Corp.                              229,200
                                                                    22,200  EOG Resources, Inc.                           1,082,028
                                                                     3,800  Kinder Morgan, Inc.                             287,660
                                                                    25,200  Williams Cos., Inc.                             474,012
                                                                                                                         ----------
                                                                                                                          2,288,580
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication Services - 1.3%   10,000  Nextel Communications, Inc. Class A (b)         284,200
                                                                    10,100  Nextel Partners, Inc. Class A (b)               221,796
                                                                     4,000  Western Wireless Corp. Class A (b)              151,840
                                                                                                                         ----------
                                                                                                                            657,836
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN THE UNITED STATES     34,599,622
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            TOTAL INVESTMENTS IN COMMON STOCKS
                                                                              (COST - $33,867,188) - 94.1%               48,896,521
-----------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                                                                      (IN U.S. DOLLARS)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     FACE
COUNTRY                INDUSTRY*                                    AMOUNT  TRUST PREFERRED                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.6%   Multi-Utilities & Unregulated
                       Power - 0.6%                             $  357,550  AES Trust III,  6.75% due 10/15/2029 (d)    $   328,946
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL INVESTMENTS IN TRUST PREFERRED
                                                                              (COST - $216,052) - 0.6%                      328,946
-----------------------------------------------------------------------------------------------------------------------------------
                                                                BENEFICIAL
                                                                  INTEREST  SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                $2,557,596  Merrill Lynch Liquidity Series,
                                                                              LLC Cash Sweep Series I (c)                 2,557,596
                       ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                                              (COST - $2,557,596) - 4.9%                  2,557,596
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            TOTAL INVESTMENTS
                                                                              (COST - $36,640,836**) - 99.6%             51,783,063
                                                                            OTHER ASSETS LESS LIABILITIES - 0.4%            192,047
                                                                                                                        -----------
                                                                            NET ASSETS - 100.0%                         $51,975,110
                                                                                                                        ===========

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

        Aggregate cost                         $36,666,273
                                               ===========
        Gross unrealized appreciation          $15,948,595
        Gross unrealized depreciation             (831,805)
                                               -----------
        Net unrealized appreciation            $15,116,790
                                               ===========

(a)   Depositary Receipts.

(b)   Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------
                                                                  INTEREST
      AFFILIATE                               NET ACTIVITY         INCOME
      --------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I                 $328,215           $8,475
      --------------------------------------------------------------------

(d)   Convertible security.

FAM VARIABLE SERIES FUNDS, INC.
MERCURY VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------
                                         SHARES
INDUSTRY*                                  HELD            COMMON STOCKS                               VALUE
------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.1%              303,000  Triumph Group, Inc. (a)                        $ 11,798,820
------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS - 1.1%                  207,200  American Axle & Manufacturing Holdings, Inc.      5,076,400
                                        176,000  Hayes Lemmerz International, Inc. (a)               915,200
                                                                                                ------------
                                                                                                   5,991,600
------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.1%                     75,700  Applera Corp. - Celera Genomics Group (a)           775,925
                                         41,800  Cephalon, Inc. (a)                                1,957,494
                                        101,300  Exelixis, Inc. (a)                                  686,814
                                        296,500  Human Genome Sciences, Inc. (a)(k)                2,733,730
                                        356,100  Maxygen, Inc. (a)                                 3,055,338
                                        191,200  Neurogen Corp. (a)                                1,353,696
                                        289,400  Vical, Inc. (a)                                   1,157,600
                                                                                                ------------
                                                                                                  11,720,597
------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.1%                 17,400  Simpson Manufacturing Co., Inc.                     537,660
------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 1.6%                  400,600  Janus Capital Group, Inc. (k)                     5,588,370
                                        144,200  WP Stewart & Co. Ltd.                             3,267,572
                                                                                                ------------
                                                                                                   8,855,942
------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.5%                         42,700  Cytec Industries, Inc.                            2,316,475
                                         22,300  OM Group, Inc. (a)                                  678,366
                                         49,100  Schulman A, Inc.                                    855,322
                                         97,800  Valspar Corp.                                     4,551,612
                                                                                                ------------
                                                                                                   8,401,775
------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 7.1%                  81,300  Bank of Hawaii Corp.                              3,679,638
                                         17,200  Banner Corp.                                        463,884
                                        409,200  The Colonial BancGroup, Inc.                      8,396,784
                                        128,700  Compass Bancshares, Inc.                          5,842,980
                                         40,300  First Merchants Corp.                             1,043,770
                                        251,500  First Midwest Bancorp, Inc.                       8,168,720
                                         39,700  Mid-State Bancshares                              1,056,020
                                        291,560  Old National Bancorp                              5,918,668
                                         51,000  Susquehanna Bancshares, Inc.                      1,243,380
                                         63,455  TD Banknorth, Inc. (a)                            1,982,334
                                         51,400  Texas Capital Bancshares, Inc. (a)                1,079,400
                                         30,445  Toronto-Dominion Bank                             1,258,901
                                                                                                ------------
                                                                                                  40,134,479
------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES &                   125,300  Administaff, Inc.                                 1,829,380
SUPPLIES - 2.7%                          91,800  Ambassadors International, Inc.                   1,288,046
                                        245,200  Cornell Cos., Inc. (a)                            3,089,520
                                        155,400  Corrections Corp. of America (a)                  5,998,440
                                        226,500  Tetra Tech, Inc. (a)(k)                           2,858,430
                                                                                                ------------
                                                                                                  15,063,816
------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 3.6%         230,350  Belden CDT, Inc.                                  5,116,074
                                        596,300  CommScope, Inc. (a)(k)                            8,920,648
                                        862,768  Tellabs, Inc. (a)                                 6,298,206
                                                                                                ------------
                                                                                                  20,334,928
------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 1.9%       150,200  Fluor Corp.                                       8,325,586
                                        131,900  McDermott International, Inc. (a)                 2,496,867
                                                                                                ------------
                                                                                                  10,822,453
------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 1.1%           113,200  Martin Marietta Materials, Inc.                   6,330,144
------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 2.0%           348,800  Crown Holdings, Inc. (a)                          5,427,328
                                        397,400  Smurfit-Stone Container Corp. (a)                 6,147,778
                                                                                                ------------
                                                                                                  11,575,106
------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
MERCURY VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------
                                         SHARES
INDUSTRY*                                  HELD            COMMON STOCKS                               VALUE
------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL                    98,200  Citigroup, Inc.                                $  4,413,108
SERVICES - 3.1%                          87,300  Financial Select Sector SPDR Fund (f)             2,478,447
                                         11,500  International Securities Exchange, Inc. (a)         299,000
                                         53,200  iShares S&P SmallCap 600/BARRA Value Index
                                                 Fund (h)                                          6,276,004
                                         25,000  iShares S&P SmallCap 600 Index Fund (g)           3,965,250
                                                                                                ------------
                                                                                                  17,431,809
------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.1%               153,600  Cinergy Corp.                                     6,223,872
------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.2%              29,400  General Cable Corp. (a)                             354,858
                                         53,900  Global Power Equipment Group, Inc. (a)(k)           516,362
                                        342,400  GrafTech International Ltd. (a)                   1,948,256
                                        139,400  Industrial Select Sector SPDR Fund (l)            4,241,942
                                                                                                ------------
                                                                                                   7,061,418
------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &                  176,200  Anixter International, Inc. (a)                   6,369,630
INSTRUMENTS - 3.9%                      338,500  Ingram Micro, Inc. Class A (a)                    5,642,795
                                        123,600  NU Horizons Electronics Corp. (a)                   883,740
                                        253,100  Tech Data Corp. (a)                               9,379,886
                                                                                                ------------
                                                                                                  22,276,051
------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT &                      211,900  Diamond Offshore Drilling                        10,573,810
SERVICES - 4.4%                           9,500  Energy Select Sector SPDR Fund (e)                  406,980
                                         47,800  FMC Technologies, Inc. (a)                        1,586,004
                                        382,300  Key Energy Services, Inc. (a)                     4,384,981
                                         69,300  Maverick Tube Corp. (a)                           2,252,943
                                         12,300  Oil Service HOLDRs Trust (d)                      1,183,875
                                        159,200  Rowan Cos., Inc. (k)                              4,764,856
                                                                                                ------------
                                                                                                  25,153,449
------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 2.6%                    525,400  Del Monte Foods Co. (a)                           5,700,590
                                         90,582  Hain Celestial Group, Inc. (a)(k)                 1,688,448
                                         52,400  The J.M. Smucker Co.                              2,635,720
                                        144,600  Smithfield Foods, Inc. (a)                        4,562,130
                                                                                                ------------
                                                                                                  14,586,888
------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.0%                      7,600  Delta Natural Gas Co., Inc.                         195,776
------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT &                  47,500  Cardiodynamics International Corp. (a)              138,700
SUPPLIES - 3.0%                          67,200  Invacare Corp.                                    2,999,136
                                        192,800  Mentor Corp.                                      6,188,880
                                         94,800  Steris Corp. (a)                                  2,393,700
                                         30,400  Utah Medical Products, Inc.                         668,800
                                        184,800  Wright Medical Group, Inc. (a)                    4,435,200
                                                                                                ------------
                                                                                                  16,824,416
------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS &                 478,000  Hooper Holmes, Inc.                               1,825,960
SERVICES - 3.8%                          29,500  LifePoint Hospitals, Inc. (a)                     1,293,280
                                         38,800  Odyssey HealthCare, Inc. (a)                        456,288
                                         16,600  Triad Hospitals, Inc. (a)                           831,660
                                      1,989,400  WebMD Corp. (a)(k)                               16,909,900
                                                                                                ------------
                                                                                                  21,317,088
------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS &                   102,900  Ambassadors Group, Inc.                           3,438,918
LEISURE - 2.4%                           59,120  Dover Downs Gaming & Entertainment, Inc.            736,044
                                         53,200  Isle of Capri Casinos, Inc. (a)                   1,411,928
                                        671,300  La Quinta Corp. (a)                               5,706,050
                                         92,100  Ruby Tuesday, Inc.                                2,237,109
                                                                                                ------------
                                                                                                  13,530,049
------------------------------------------------------------------------------------------------------------

\FAM VARIABLE SERIES FUNDS, INC.
MERCURY VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------
                                         SHARES
INDUSTRY*                                  HELD            COMMON STOCKS                               VALUE
------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.4%                42,800  Furniture Brands International, Inc.            $   933,468
                                         94,000  La-Z-Boy, Inc.                                    1,309,420
                                                                                                ------------
                                                                                                   2,242,888
------------------------------------------------------------------------------------------------------------
IT SERVICES - 4.9%                      197,800  Acxiom Corp.                                      4,139,954
                                      1,055,500  Convergys Corp. (a)                              15,758,615
                                        325,000  Sabre Holdings Corp. Class A                      7,111,000
                                         31,700  Titan Corp. (a)                                     575,672
                                                                                                ------------
                                                                                                  27,585,241
------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.8%          90,700  Teleflex, Inc.                                    4,642,026
------------------------------------------------------------------------------------------------------------
INSURANCE - 4.3%                         18,600  American National Insurance                       1,969,740
                                        468,200  Conseco, Inc. (a)                                 9,560,644
                                         68,500  First American Corp.                              2,256,390
                                        111,300  Presidential Life Corp.                           1,811,964
                                        225,900  Protective Life Corp.                             8,877,870
                                                                                                ------------
                                                                                                  24,476,608
------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.2%        151,100  1-800-FLOWERS.COM, Inc. Class A (a)               1,143,827
------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 1.5%     322,100  DoubleClick, Inc. (a)(k)                          2,480,170
                                         54,700  Entrust, Inc. (a)                                   205,125
                                      4,495,101  Vignette Corp. (a)                                5,888,582
                                                                                                ------------
                                                                                                   8,573,877
------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%     100,600  Nautilus, Inc.                                    2,390,256
------------------------------------------------------------------------------------------------------------
MACHINERY - 1.4%                        203,800  Kaydon Corp.                                      6,399,320
                                        150,500  Wolverine Tube, Inc. (a)                          1,346,975
                                                                                                ------------
                                                                                                   7,746,295
------------------------------------------------------------------------------------------------------------
MEDIA - 3.2%                            210,100  Harte-Hanks, Inc.                                 5,790,356
                                        793,100  Paxson Communications Corp. (a)                     547,239
                                        329,400  The Reader's Digest Association, Inc. Class A     5,701,914
                                        159,900  Scholastic Corp. (a)                              5,898,711
                                                                                                ------------
                                                                                                  17,938,220
------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.4%                  254,300  Gibraltar Industries, Inc.                        5,579,342
                                        111,200  Golden Star Resources Ltd (a)                       318,025
                                        148,300  Reliance Steel & Aluminum Co.                     5,933,483
                                         58,000  Wheeling-Pittsburgh Corp. (a)                     1,800,900
                                                                                                ------------
                                                                                                  13,631,750
------------------------------------------------------------------------------------------------------------
OIL & GAS - 6.3%                        219,300  Denbury Resources, Inc. (a)                       7,725,939
                                        150,500  Noble Energy, Inc.                               10,237,010
                                        194,300  Plains Exploration & Production Co. (a)           6,781,070
                                         74,800  Spinnaker Exploration Co. (a)                     2,657,644
                                        146,707  Stone Energy Corp. (a)                            7,125,559
                                         45,300  Vintage Petroleum, Inc.                           1,425,138
                                                                                                ------------
                                                                                                  35,952,360
------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.6%                  999,100  King Pharmaceuticals, Inc. (a)                    8,302,521
                                        209,500  Medicis Pharmaceutical Corp. Class A              6,280,810
                                                                                                ------------
                                                                                                  14,583,331
------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.0%                      124,600  Brandywine Realty Trust                           3,538,640
                                        179,100  Friedman Billings Ramsey Group, Inc. Class A      2,842,317
                                        276,700  Trizec Properties, Inc.                           5,257,300
                                                                                                ------------
                                                                                                  11,638,257
------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 1.7%                      431,700  Kansas City Southern (a)(k)                       8,314,542
                                         23,000  USF Corp.                                         1,109,980
                                                                                                ------------
                                                                                                   9,424,522
------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
MERCURY VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005                   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------
                                         SHARES
INDUSTRY*                                  HELD            COMMON STOCKS                               VALUE
------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR           88,700  Actel Corp. (a)                                $  1,364,206
EQUIPMENT - 1.2%                        730,500  Anadigics, Inc. (a)                               1,051,920
                                         83,400  DSP Group, Inc. (a)                               2,148,384
                                        218,900  Zoran Corp. (a)(k)                                2,265,615
                                                                                                ------------
                                                                                                   6,830,125
------------------------------------------------------------------------------------------------------------
SOFTWARE - 2.3%                         103,700  Agile Software Corp. (a)                            754,936
                                        259,000  Ascential Software Corp. (a)                      4,799,270
                                         20,500  Compuware Corp. (a)                                 147,600
                                        764,452  E.piphany, Inc. (a)                               2,713,805
                                         85,000  Lawson Software, Inc. (a)                           501,500
                                         37,500  NetIQ Corp. (a)                                     428,625
                                        688,800  Parametric Technology Corp. (a)                   3,850,392
                                                                                                ------------
                                                                                                  13,196,128
------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 4.0%                  31,100  AnnTaylor Stores Corp. (a)                          795,849
                                        399,700  Foot Locker, Inc.                                11,711,210
                                        278,000  Linens 'N Things, Inc. (a)                        6,902,740
                                         36,800  Men's Wearhouse, Inc. (a)                         1,553,328
                                        110,700  Pier 1 Imports, Inc.                              2,018,061
                                                                                                ------------
                                                                                                  22,981,188
------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 3.5%        38,800  Anchor Bancorp Wisconsin, Inc.                    1,090,668
                                         67,900  Dime Community Bancshares                         1,032,080
                                         46,700  Fidelity Bankshares, Inc.                         1,073,166
                                         20,400  FirstFed Financial Corp. (a)                      1,040,604
                                         59,700  Franklin Bank Corp. (a)                           1,029,825
                                        373,400  Sovereign Bancorp, Inc.                           8,274,544
                                         27,000  Sterling Financial Corp. (a)                        963,900
                                        125,000  Webster Financial Corp.                           5,676,250
                                                                                                ------------
                                                                                                  20,181,037
------------------------------------------------------------------------------------------------------------
TRADING COMPANIES &                     109,675  Applied Industrial Technologies, Inc.             2,983,160
DISTRIBUTORS - 1.1%                      71,900  Watsco, Inc.                                      3,026,990
                                                                                                ------------
                                                                                                   6,010,150
------------------------------------------------------------------------------------------------------------
                                                 TOTAL INVESTMENTS IN COMMON STOCKS
                                                 (COST - $500,996,144) - 96.6%                   547,336,222
------------------------------------------------------------------------------------------------------------

                                                               WARRANTS (I)(J)
------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 2.4%                  120,000  UBS AG (expires 7/29/05)                          5,922,000
                                        160,000  UBS AG (expires 3/29/05)                          7,750,400
------------------------------------------------------------------------------------------------------------
                                                 TOTAL INVESTMENTS IN WARRANTS
                                                 (COST - $13,891,549) - 2.4%                      13,672,400
------------------------------------------------------------------------------------------------------------

                                     BENEFICIAL
                                       INTEREST         SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------
                                   $  5,447,456  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                 Series I (b)                                      5,447,456
                                     32,458,700  Merrill Lynch Liquidity Series, LLC Money
                                                 Market Series (b)(c)                             32,458,700
------------------------------------------------------------------------------------------------------------
                                                 TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                 (COST - $37,906,156) - 6.7%                      37,906,156
------------------------------------------------------------------------------------------------------------
                                                 TOTAL INVESTMENTS
                                                 (COST - $552,793,849**)  - 105.7%               598,914,778
                                                 LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7%)  (32,231,308)
                                                                                                ------------
                                                 NET ASSETS - 100.0%                            $566,683,470
                                                                                                ============

   FAM VARIABLE SERIES FUNDS, INC.
   MERCURY VALUE OPPORTUNITIES V.I. FUND
   SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005
   -----------------------------------------------------------------------------
* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

   Aggregate cost                  $ 556,902,438
                                   =============
   Gross unrealized appreciation   $  83,511,284
   Gross unrealized depreciation     (41,498,944)
                                   --------------
   Net unrealized appreciation     $  42,012,340
                                   ==============

(a)Non-income producing security.
(b)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

   -----------------------------------------------------------------------------------------
   AFFILIATE                                                 NET ACTIVITY    INTEREST INCOME
   -----------------------------------------------------------------------------------------
   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $ (6,467,447)       $42,217
   Merrill Lynch Liquidity Series, LLC Money Market Series   $  5,544,400        $11,126

(c)Security was purchased with the cash proceeds from securities loans.
(d)Represents ownership in Oil Services HOLDRs Trust. The Oil Services HOLDRs Trust holds shares of common stock issued by 20 specified companies generally considered to be involved in various segments of the oil service industry.
(e)Represents ownership in Energy Select Sector SPDR Fund, registered in the United States. The investment objective of the Energy Select Sector SPDR Fund is to provide investment results that correspond to the performance of The Energy Select Sector Index.
(f)Represents ownership in Financial Select Sector SPDR Fund, registered in the United States. The investment objective of the Financial Select Sector SPDR Fund is to provide investment results that correspond to the performance of The Financial Select Sector.
(g)iShares S&P SmallCap 600 Index Fund is an exchange traded Fund. The Fund seeks investment results that correspond to the performance of the S&P SmallCap 600 Index.
(h)iShares S&P SmallCap 600/BARRA Value Index Fund is an exchange traded Fund. The Fund seeks investment results that correspond to the performance of the S&P SmallCap 600/BARRA Value Index.
(i)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j)Warrants entitle the Fund to purchase a predetermined number of shares of a basket of common stocks and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(k)Security, or a portion of security, is on loan.
(l)Represents ownership in Industrial Select Sector SPDR Fund, registered in the United States. The investment objective of the Industrial Select Sector SPDR Fund is to provide investment results that correspond to the performance of the Industrial Select Sector Index.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           FAM Variable Series Funds, Inc.



           By:    /s/ Robert C. Doll, Jr.
                  -----------------------
                  Robert C. Doll, Jr.
                  Chief Executive Officer
                  FAM Variable Series Funds, Inc.

           Date: May 23, 2005

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By:    /s/ Robert C. Doll, Jr.
                  -----------------------
                  Robert C. Doll, Jr.
                  Chief Executive Officer
                  FAM Variable Series Funds, Inc.

           Date: May 23, 2005